                                    [GRAPHIC]
                        [COLUMBIA MANAGEMENT GROUP LOGO]

                         A FLEETBOSTON FINANCIAL COMPANY


                               CMC SMALL CAP FUND
                             CMC SMALL/MID CAP FUND
                           CMC INTERNATIONAL STOCK FUND
                           PORTFOLIOS OF CMC FUND TRUST



                                  ANNUAL REPORT
                                OCTOBER 31, 2002


                                                     Not FDIC   May Lose Value
                                                     Insured   -----------------
                                                               No Bank Guarantee
Advised by Columbia Management Company

                               CMC SMALL CAP FUND
                          A Portfolio of CMC Fund Trust
                    MANAGEMENT DISCUSSION OF FUND PERFORMANCE

We are pleased to provide you with an investment review of the CMC Small Cap Fund. The fund reported a negative 16.76% for the fiscal year ended October 31, 2002. For the same period, the Russell 2000 Index returned negative 11.57%, while the Russell 2000 Growth Index returned negative 21.57%.

Market conditions for small-and-mid cap stocks over the last 12 months were among the toughest in recent memory. The fiscal period started on a strong note as healthy discretionary consumer spending and a big bounce in many technology stocks from their September 2001 lows fueled an early advance. But a sluggish economy, driven primarily by weak capital spending by businesses, resulted in lower profit expectations among key companies. Investor optimism dampened and there was nothing to sustain the rally that occurred in the fourth quarter of 2001.

The fund's relatively good performance, when compared to the Russell 2000 Growth Index, was due primarily to good stock selection in two sectors: consumer discretionary and health care, and good sector selection in technology, which was correctly underweighted. While financials was the best performing sector, the fund's underweighting in that area was the biggest detriment to performance despite positive stock selection. Underweighting financials and overweighting health care which performed poorly were the two primary factors in the underperformance of the fund compared to the broader Russell 2000 index.

Looking forward, we believe the stock market could find itself in a double bind. The economy is unlikely to improve until corporate spending increases, and companies are reluctant to spend as long as the economy remains weak. Uncertainty about war with Iraq also appears to be stifling business and consumer spending, adding to the market's pressures. Yet, even the current lackluster rebound has led us to begin to increase our exposure to economically-sensitive stocks, such as advertising and media firms, as well as to industrial companies, although overall we have maintained a relatively defensive position for the fund.

The fund's top ten holdings (as a percentage of net assets) as of October 31, 2002 were:

     HOLDING                                    (%)
     Caremark Rx                                3.0
     DaVita                                     2.9
     First Health Group                         2.6
     Entercom Communications                    2.2
     Lamar Advertising                          2.0
     Amphenol                                   1.9
     Education Management                       1.8
     Neurocrine Biosciences                     1.8
     Harman International Industries            1.6
     Sylvan Learning Systems                    1.6

We appreciate your continued confidence in the CMC Small Cap Fund.

The Columbia Investment Team
October 31, 2002

Past performance does not guarantee future investment results. Returns and value of an investment may vary, resulting in a gain or loss on sale. Total return performance is illustrated for the periods ended October 31, 2002.

Investing in small-cap stocks may present special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies.

Because the fund is actively managed, there is no guarantee the fund will continue to maintain the top ten holdings breakdown listed. The fund's holdings breakdown may change as market conditions change.

[CHART]

GROWTH OF A $10,000 INVESTMENT, OCTOBER 31, 1992 TO OCTOBER 31, 2002

                     CMC SMALL CAP       RUSSELL 2000        RUSSELL 2000 GROWTH
    10/31/1992           $  10,000          $  10,000                  $  10,000
    11/30/1992           $  10,866          $  10,765                  $  10,933
    12/31/1992           $  11,343          $  11,140                  $  11,233
     1/31/1993           $  11,583          $  11,516                  $  11,372
     2/28/1993           $  11,390          $  11,250                  $  10,754
     3/31/1993           $  11,692          $  11,615                  $  11,032
     4/30/1993           $  11,313          $  11,296                  $  10,682
     5/31/1993           $  11,913          $  11,796                  $  11,322
     6/30/1993           $  12,098          $  11,869                  $  11,349
     7/31/1993           $  12,236          $  12,033                  $  11,463
     8/31/1993           $  13,126          $  12,552                  $  12,012
     9/30/1993           $  13,276          $  12,906                  $  12,408
    10/31/1993           $  13,084          $  13,238                  $  12,767
    11/30/1993           $  12,612          $  12,803                  $  12,250
    12/31/1993           $  13,194          $  13,240                  $  12,733
     1/31/1994           $  13,686          $  13,656                  $  13,072
     2/28/1994           $  13,621          $  13,607                  $  13,015
     3/31/1994           $  13,057          $  12,889                  $  12,214
     4/30/1994           $  13,073          $  12,965                  $  12,233
     5/31/1994           $  12,999          $  12,819                  $  11,960
     6/30/1994           $  12,649          $  12,384                  $  11,444
     7/31/1994           $  12,740          $  12,587                  $  11,608
     8/31/1994           $  13,278          $  13,288                  $  12,461
     9/30/1994           $  13,430          $  13,244                  $  12,515
    10/31/1994           $  13,591          $  13,192                  $  12,650
    11/30/1994           $  13,002          $  12,659                  $  12,138
    12/31/1994           $  13,418          $  13,000                  $  12,425
     1/31/1995           $  13,093          $  12,836                  $  12,173
     2/28/1995           $  13,681          $  13,370                  $  12,734
     3/31/1995           $  14,058          $  13,600                  $  13,107
     4/30/1995           $  14,202          $  13,902                  $  13,305
     5/31/1995           $  14,422          $  14,141                  $  13,480
     6/30/1995           $  15,277          $  14,875                  $  14,408
     7/31/1995           $  16,209          $  15,732                  $  15,531
     8/31/1995           $  16,441          $  16,057                  $  15,722
     9/30/1995           $  17,011          $  16,345                  $  16,046
    10/31/1995           $  16,656          $  15,614                  $  15,256
    11/30/1995           $  17,580          $  16,270                  $  15,929
    12/31/1995           $  18,299          $  16,699                  $  16,283
     1/31/1996           $  18,290          $  16,681                  $  16,147
     2/29/1996           $  19,130          $  17,201                  $  16,884
     3/31/1996           $  19,436          $  17,552                  $  17,218
     4/30/1996           $  21,292          $  18,491                  $  18,540
     5/31/1996           $  22,591          $  19,220                  $  19,491
     6/30/1996           $  21,222          $  18,430                  $  18,225
     7/31/1996           $  19,422          $  16,821                  $  15,999
     8/31/1996           $  20,815          $  17,798                  $  17,183
     9/30/1996           $  22,105          $  18,494                  $  18,068
    10/31/1996           $  21,701          $  18,210                  $  17,289
    11/30/1996           $  22,239          $  18,960                  $  17,770
    12/31/1996           $  22,292          $  19,457                  $  18,117
     1/31/1997           $  23,206          $  19,846                  $  18,570
     2/28/1997           $  21,939          $  19,365                  $  17,448
     3/31/1997           $  20,458          $  18,451                  $  16,216
     4/30/1997           $  20,567          $  18,503                  $  16,028
     5/31/1997           $  22,847          $  20,561                  $  18,437
     6/30/1997           $  23,990          $  21,443                  $  19,062
     7/31/1997           $  25,820          $  22,440                  $  20,038
     8/31/1997           $  26,899          $  22,954                  $  20,639
     9/30/1997           $  29,113          $  24,634                  $  22,286
    10/31/1997           $  27,553          $  23,552                  $  20,947
    11/30/1997           $  26,914          $  23,399                  $  20,448
    12/31/1997           $  27,177          $  23,809                  $  20,461
     1/31/1998           $  26,128          $  23,433                  $  20,188
     2/28/1998           $  27,881          $  25,164                  $  21,971
     3/31/1998           $  29,998          $  26,201                  $  22,892
     4/30/1998           $  30,247          $  26,345                  $  23,031
     5/31/1998           $  27,694          $  24,925                  $  21,357
     6/30/1998           $  28,306          $  24,977                  $  21,575
     7/31/1998           $  27,106          $  22,954                  $  19,773
     8/31/1998           $  20,931          $  18,497                  $  15,210
     9/30/1998           $  22,601          $  19,945                  $  16,752
    10/31/1998           $  23,006          $  20,759                  $  17,626
    11/30/1998           $  24,340          $  21,846                  $  18,994
    12/31/1998           $  26,889          $  23,199                  $  20,713
     1/31/1999           $  26,601          $  23,507                  $  21,645
     2/28/1999           $  23,627          $  21,603                  $  19,665
     3/31/1999           $  24,095          $  21,940                  $  20,365
     4/30/1999           $  24,875          $  23,906                  $  22,163
     5/31/1999           $  25,443          $  24,255                  $  22,198
     6/30/1999           $  27,816          $  25,351                  $  23,368
     7/31/1999           $  28,551          $  24,657                  $  22,646
     8/31/1999           $  27,903          $  23,744                  $  21,799
     9/30/1999           $  28,399          $  23,749                  $  22,220
    10/31/1999           $  31,455          $  23,846                  $  22,789
    11/30/1999           $  35,830          $  25,270                  $  25,197
    12/31/1999           $  43,029          $  28,131                  $  29,640
     1/31/2000           $  43,304          $  27,678                  $  29,364
     2/29/2000           $  55,074          $  32,247                  $  36,197
     3/31/2000           $  53,207          $  30,122                  $  32,393
     4/30/2000           $  46,679          $  28,309                  $  29,121
     5/31/2000           $  44,307          $  26,658                  $  26,570
     6/30/2000           $  50,812          $  28,983                  $  30,003
     7/31/2000           $  46,630          $  28,050                  $  27,432
     8/31/2000           $  52,100          $  30,190                  $  30,318
     9/30/2000           $  49,807          $  29,302                  $  28,811
    10/31/2000           $  47,337          $  27,996                  $  26,471
    11/30/2000           $  41,567          $  25,120                  $  21,664
    12/31/2000           $  44,759          $  27,278                  $  22,990
     1/31/2001           $  45,372          $  28,699                  $  24,850
     2/28/2001           $  40,408          $  26,817                  $  21,443
     3/31/2001           $  37,123          $  25,505                  $  19,494
     4/30/2001           $  41,325          $  27,500                  $  21,880
     5/31/2001           $  41,631          $  28,176                  $  22,387
     6/30/2001           $  42,547          $  29,149                  $  22,999
     7/31/2001           $  40,330          $  27,572                  $  21,037
     8/31/2001           $  37,350          $  26,681                  $  19,722
     9/30/2001           $  31,467          $  23,090                  $  16,539
    10/31/2001           $  33,683          $  24,441                  $  18,130
    11/30/2001           $  36,051          $  26,332                  $  19,644
    12/31/2001           $  38,581          $  27,957                  $  20,868
     1/31/2002           $  37,358          $  27,666                  $  20,125
     2/28/2002           $  35,296          $  26,908                  $  18,823
     3/31/2002           $  37,742          $  29,072                  $  20,458
     4/30/2002           $  36,519          $  29,336                  $  20,016
     5/31/2002           $  35,143          $  28,034                  $  18,845
     6/30/2002           $  32,851          $  26,643                  $  17,247
     7/31/2002           $  28,190          $  22,620                  $  14,596
     8/31/2002           $  28,801          $  22,563                  $  14,589
     9/30/2002           $  27,502          $  20,943                  $  13,536
    10/31/2002           $  28,044          $  21,615                  $  14,223

AVERAGE ANNUAL TOTAL RETURN (%), PERIOD ENDED OCTOBER 31, 2002

                                                       1-YEAR     5-YEAR     10-YEAR
CMC Small Cap Fund                                     -16.76      0.35       10.86
Russell 2000 Index                                     -11.57     -1.70        8.01
Russell 2000 Growth Index                              -21.57     -7.45        3.59
------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (%), PERIOD ENDED SEPTEMBER 30, 2002

                                                       1-YEAR     5-YEAR     10-YEAR
CMC Small Cap Fund                                     -12.60     -1.13       11.20
Russell 2000 Index                                      -9.30     -3.19        8.01
Russell 2000 Growth Index                              -18.16     -9.49        3.49
------------------------------------------------------------------------------------

The fund's inception date is August 30, 1989.

Past performance does not guarantee future investment results. Returns and value of an investment may vary, resulting in a gain or loss on sale. The Russell 2000 Index is an unmanaged index generally considered representative of the market for small domestic stocks. The Russell 2000 Growth Index, also an unmanaged index, measures the performance of those companies in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. Unlike the fund, indexes are not investments, do not incur fees and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

                             CMC SMALL/MID CAP FUND
                          A Portfolio of CMC Fund Trust
                    MANAGEMENT DISCUSSION OF FUND PERFORMANCE

We are pleased to provide you with an investment review of the CMC Small/Mid Cap Fund. The fund reported a negative 13.00% for the fiscal year ended October 31, 2002. For the same period, the Russell 2500 Index returned negative 9.14%, while the Russell 2500 Growth Index returned negative 20.64%.

Market conditions for small-and-mid cap stocks over the last 12 months were among the toughest in recent memory. The fiscal period started on a strong note as healthy discretionary consumer spending and a big bounce in many technology stocks from their September 2001 lows fueled an early advance. But a sluggish economy, driven primarily by weak capital spending by businesses, resulted in lower profit expectations among key companies. Investor optimism dampened and there was nothing to sustain the rally that occurred in the fourth quarter of 2001.

The fund's relatively good performance, when compared to the Russell 2500 Growth Index, was due primarily to good stock selection in two sectors; consumer discretionary and health care, and good sector selection in technology, which was correctly underweighted. While financials was the best best performing sector, the fund's underweighting in that area was the biggest detriment to the performance despite positive stock selection. Underweighting financials and overweighting health care which performed poorly were the two primary factors in the underperformance of the fund compared to the broader Russell 2500 Index.

Looking forward, we believe the stock market could find itself in a double bind. The economy is unlikely to improve until corporate spending increases, and companies are reluctant to spend as long as the economy remains weak. Uncertainty about war with Iraq also appears to be stifling business and consumer spending, adding to the market's pressures. Yet, even the current lackluster rebound has led us to begin to increase our exposure to economically-sensitive stocks, such as advertising and media firms, as well as to industrial companies, although overall we have maintained a relatively defensive position for the fund.

The fund's top ten holdings (as a percentage of net assets) as of October 31, 2002 were:

     HOLDING                                    (%)
     Caremark Rx                                3.3
     Intuit                                     3.1
     WellPoint Health Networks                  3.0
     Anthem                                     2.7
     Electronic Arts                            2.2
     Entercom Communications                    2.1
     Biomet                                     1.9
     Lamar Advertising                          1.9
     Valero Energy                              1.8
     DaVita                                     1.8

We appreciate your continued confidence in the CMC Small/Mid Cap Fund.

The Columbia Investment Team
October 31, 2002

Past performance does not guarantee future investment results. Returns and value of an investment may vary, resulting in a gain or loss on sale. Total return performance is illustrated for the periods ended October 31, 2002.

Investing in small-cap stocks may present special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies. Mid-cap stocks can present special risks including greater price volatility than stocks of larger, more established companies.

Because the fund is actively managed, there is no guarantee the fund will continue to maintain the top ten holdings breakdown listed. The fund's holdings breakdown may change as market conditions change.

[CHART]

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

                  CMC SMALL/MID CAP       RUSSELL 2500      RUSSELL 2500 GROWTH
   12/1/2000               $ 10,000           $ 10,000                 $ 10,000
  12/31/2000               $ 10,830           $ 10,861                 $ 10,620
   1/31/2001               $ 10,780           $ 11,218                 $ 11,308
   2/28/2001               $  9,480           $ 10,496                 $  9,563
   3/31/2001               $  8,650           $  9,920                 $  8,506
   4/30/2001               $  9,689           $ 10,796                 $  9,802
   5/31/2001               $  9,710           $ 11,120                 $ 10,086
   6/30/2001               $  9,640           $ 11,278                 $ 10,314
   7/31/2001               $  9,290           $ 10,875                 $  9,554
   8/31/2001               $  8,730           $ 10,518                 $  8,919
   9/30/2001               $  7,659           $  9,157                 $  7,522
  10/31/2001               $  7,999           $  9,630                 $  8,264
  11/30/2001               $  8,499           $ 10,409                 $  8,978
  12/31/2001               $  8,900           $ 10,993                 $  9,470
   1/31/2002               $  8,650           $ 10,857                 $  9,065
   2/28/2002               $  8,290           $ 10,667                 $  8,505
   3/31/2002               $  8,740           $ 11,404                 $  9,190
   4/30/2002               $  8,580           $ 11,376                 $  8,885
   5/31/2002               $  8,420           $ 11,042                 $  8,438
   6/30/2002               $  7,840           $ 10,420                 $  7,662
   7/31/2002               $  7,081           $  9,177                 $  6,710
   8/31/2002               $  7,030           $  9,204                 $  6,709
   9/30/2002               $  6,690           $  8,475                 $  6,202
  10/31/2002               $  6,960           $  8,751                 $  6,559

AVERAGE ANNUAL TOTAL RETURN (%), PERIOD ENDED OCTOBER 31, 2002

                                                       1-YEAR      LIFE
CMC Small/Mid Cap Fund                                 -13.00    -17.22
Russell 2500 Index                                      -9.14     -6.72
Russell 2500 Growth Index                              -20.64    -19.76
-----------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (%), PERIOD ENDED SEPTEMBER 30, 2002

                                                       1-YEAR      LIFE
CMC Small/Mid Cap Fund                                 -12.66    -19.69
Russell 2500 Index                                      -7.46     -8.63
Russell 2500 Growth Index                              -17.55    -22.95
-----------------------------------------------------------------------

The fund's inception date is December 1, 2000, and index performance is from November 30, 2000.

Past performance does not guarantee future investment results. Returns and value of an investment may vary, resulting in a gain or loss on sale. The Russell 2500 Index is an unmanaged index generally considered representative of the market for small and mid cap stocks. The Russell 2500 Growth Index, also an unmanaged index, measures the performance of those Russell 2500 companies in the Russell 2500 Index with higher price-to-book ratios and higher forecasted growth values. Unlike the fund, indexes are not investments, do not incur fees and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

                          CMC INTERNATIONAL STOCK FUND
                          A Portfolio of CMC Fund Trust
                    MANAGEMENT DISCUSSION OF FUND PERFORMANCE

We are pleased to provide you with an investment review of the CMC International Stock Fund. In a difficult environment for equity investing worldwide, the fund returned negative 10.28% for the fiscal year ended October 31, 2002. For the same period, the MSCI EAFE Index returned negative 13.21%.

SHIFTS IN COUNTRY ALLOCATIONS AID PERFORMANCE

Although the year was challenging for most international stock markets, some markets performed considerably better than others, making allocations among different countries an important factor in overall performance. As the world's major economies appeared to be coming out of recession in the fall of 2001, we added to investments in Japan, whose domestic economy is especially sensitive to changes in global growth. The Japanese market aided performance during the first six months of the year, but gave back some of those relative gains during the summer of 2002, when global economic growth slowed and it became apparent that political difficulties in Japan had stymied efforts at needed economic reform.

The portfolio remained underweighted in Europe throughout the period. Our investments in this region have been defensive in nature, featuring industries such as food retailing and utilities and de-emphasizing cyclical, economically sensitive companies. The weakness in markets such as Germany, France, and the Netherlands led to negative returns for US-based investors despite the fact that the euro gained approximately 10% on the dollar during the 12-month period.

The fund was aided by its recent commitments to South Korea and Thailand. We were attracted to these markets because of their low valuations and because both countries appeared to have weathered the financial crisis of the late 1990s.

ADJUSTING THE PORTFOLIO WITHIN A DEFLATIONARY ENVIRONMENT

The fund has responded to increasing concerns about deflation by limiting its exposure to industries such as autos and airlines, where pricing pressures have been severe. However, a trend toward deflation also has potential beneficiaries, such as in the generic drug sector, where we added to our positions during the year.

OUTLOOK FOR SLOW GROWTH

Looking ahead, we anticipate an environment of tepid global economic growth. But with valuations at more attractive levels than one year ago, we expect modestly positive returns from international stock markets. With those expectations in mind, we continue to overweight our exposure to Asia because of reform prospects and also because the region has already responded to its financial crisis by closing down or consolidating key industries such as banking. There is clearly positive economic momentum in all the region's economies except Japan. Among European economies, the UK appears to offer the best growth prospects, so we are concentrating investments in the UK rather than in continental Europe.

The breakdown of securities by country of the CMC International Stock Fund portfolio (as a percentage of total investments) as of October 31, 2002 was:

     COUNTRY                                    (%)
     United Kingdom                            24.6
     Japan                                     19.9
     France                                     6.8
     South Korea                                5.6
     Spain                                      5.2
     Italy                                      5.0
     Switzerland                                4.8
     Thailand                                   4.8
     Austraila                                  4.3
     Mexico                                     3.5
     Finland                                    2.7
     Netherlands                                2.5
     Germany                                    2.3
     United States                              2.0
     Hong Kong                                  1.4
     Singapore                                  1.0
     India                                      0.9
     Sweden                                     0.8
     Israel                                     0.8
     Denmark                                    0.6
     Ireland                                    0.5

The fund's top ten holdings (as a percentage of net assets) as of October 31, 2002 were:

     HOLDING                                    (%)
     Wal-Mart de Mexico                         2.3
     Samsung Electronics                        2.1
     Autostrade                                 2.1
     Telefonica                                 2.1
     Seven-Eleven Japan                         2.1
     GlaxoSmithKline                            2.0
     Rio Tinto                                  2.0
     Rohm                                       1.8
     Canon                                      1.6
     Smith & Nephew                             1.6

We appreciate your continued confidence in the CMC International Stock Fund.

The Columbia Investment Team
October 31, 2002

Past performance does not guarantee future investment results. Returns and value of an investment may vary, resulting in a gain or loss on sale. There are also specific risks involved when investing in foreign stocks, such as currency exchange rate fluctuations, economic change, instability of emerging countries and political developments.

Because the fund is actively managed, there is no guarantee the fund will continue to maintain the holdings or country breakdown listed. The fund's holdings or country allocations may change as market conditions change.

[CHART]

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

                   CMC INTERNATIONAL STOCK       MSCI EAFE
     1/31/1994                    $ 10,000        $ 10,000
     2/28/1994                    $ 10,058        $  9,972
     3/31/1994                    $  9,622        $  9,542
     4/30/1994                    $  9,735        $  9,947
     5/31/1994                    $  9,600        $  9,890
     6/30/1994                    $  9,690        $ 10,030
     7/31/1994                    $  9,687        $ 10,126
     8/31/1994                    $  9,962        $ 10,366
     9/30/1994                    $  9,603        $ 10,039
    10/31/1994                    $  9,877        $ 10,374
    11/30/1994                    $  9,395        $  9,875
    12/31/1994                    $  9,243        $  9,937
     1/31/1995                    $  8,568        $  9,555
     2/28/1995                    $  8,443        $  9,528
     3/31/1995                    $  8,768        $ 10,122
     4/30/1995                    $  8,951        $ 10,503
     5/31/1995                    $  8,838        $ 10,378
     6/30/1995                    $  8,805        $ 10,196
     7/31/1995                    $  9,368        $ 10,831
     8/31/1995                    $  9,236        $ 10,419
     9/30/1995                    $  9,436        $ 10,622
    10/31/1995                    $  9,316        $ 10,336
    11/30/1995                    $  9,500        $ 10,623
    12/31/1995                    $  9,753        $ 11,052
     1/31/1996                    $  9,924        $ 11,097
     2/29/1996                    $  9,924        $ 11,135
     3/31/1996                    $ 10,309        $ 11,371
     4/30/1996                    $ 10,657        $ 11,702
     5/31/1996                    $ 10,812        $ 11,486
     6/30/1996                    $ 11,038        $ 11,551
     7/31/1996                    $ 10,546        $ 11,213
     8/31/1996                    $ 10,711        $ 11,238
     9/30/1996                    $ 10,950        $ 11,537
    10/31/1996                    $ 10,869        $ 11,419
    11/30/1996                    $ 11,243        $ 11,874
    12/31/1996                    $ 11,389        $ 11,720
     1/31/1997                    $ 11,387        $ 11,310
     2/28/1997                    $ 11,664        $ 11,496
     3/31/1997                    $ 11,754        $ 11,537
     4/30/1997                    $ 12,017        $ 11,598
     5/31/1997                    $ 12,705        $ 12,353
     6/30/1997                    $ 13,301        $ 13,034
     7/31/1997                    $ 13,691        $ 13,245
     8/31/1997                    $ 12,716        $ 12,256
     9/30/1997                    $ 13,581        $ 12,942
    10/31/1997                    $ 12,551        $ 11,947
    11/30/1997                    $ 12,501        $ 11,825
    12/31/1997                    $ 12,549        $ 11,928
     1/31/1998                    $ 12,632        $ 12,473
     2/28/1998                    $ 13,175        $ 13,274
     3/31/1998                    $ 13,781        $ 13,683
     4/30/1998                    $ 14,165        $ 13,791
     5/31/1998                    $ 14,395        $ 13,723
     6/30/1998                    $ 14,327        $ 13,827
     7/31/1998                    $ 14,363        $ 13,967
     8/31/1998                    $ 12,638        $ 12,236
     9/30/1998                    $ 11,715        $ 11,861
    10/31/1998                    $ 12,397        $ 13,097
    11/30/1998                    $ 13,375        $ 13,767
    12/31/1998                    $ 14,078        $ 14,310
     1/31/1999                    $ 14,741        $ 14,267
     2/28/1999                    $ 14,375        $ 13,927
     3/31/1999                    $ 14,622        $ 14,508
     4/30/1999                    $ 15,038        $ 15,096
     5/31/1999                    $ 14,692        $ 14,318
     6/30/1999                    $ 15,591        $ 14,877
     7/31/1999                    $ 16,105        $ 15,318
     8/31/1999                    $ 16,471        $ 15,375
     9/30/1999                    $ 16,866        $ 15,530
    10/31/1999                    $ 17,659        $ 16,113
    11/30/1999                    $ 19,774        $ 16,672
    12/31/1999                    $ 22,387        $ 18,169
     1/31/2000                    $ 21,220        $ 17,015
     2/29/2000                    $ 22,701        $ 17,473
     3/31/2000                    $ 22,145        $ 18,151
     4/30/2000                    $ 20,137        $ 17,196
     5/31/2000                    $ 18,403        $ 16,777
     6/30/2000                    $ 19,443        $ 17,433
     7/31/2000                    $ 18,434        $ 16,702
     8/31/2000                    $ 18,896        $ 16,847
     9/30/2000                    $ 17,740        $ 16,027
    10/31/2000                    $ 17,025        $ 15,649
    11/30/2000                    $ 16,269        $ 15,062
    12/31/2000                    $ 17,052        $ 15,597
     1/31/2001                    $ 16,874        $ 15,589
     2/28/2001                    $ 15,950        $ 14,420
     3/31/2001                    $ 14,886        $ 13,458
     4/30/2001                    $ 15,798        $ 14,393
     5/31/2001                    $ 15,482        $ 13,885
     6/30/2001                    $ 14,937        $ 13,317
     7/31/2001                    $ 14,468        $ 13,075
     8/31/2001                    $ 14,202        $ 12,744
     9/30/2001                    $ 12,859        $ 11,453
    10/31/2001                    $ 13,201        $ 11,746
    11/30/2001                    $ 13,479        $ 12,180
    12/31/2001                    $ 13,800        $ 12,252
     1/31/2002                    $ 13,241        $ 11,601
     2/28/2002                    $ 13,330        $ 11,682
     3/31/2002                    $ 13,978        $ 12,370
     4/30/2002                    $ 14,040        $ 12,395
     5/31/2002                    $ 14,206        $ 12,552
     6/30/2002                    $ 13,862        $ 12,053
     7/31/2002                    $ 12,731        $ 10,863
     8/31/2002                    $ 12,667        $ 10,838
     9/30/2002                    $ 11,397        $  9,674
    10/31/2002                    $ 11,841        $ 10,195

AVERAGE ANNUAL TOTAL RETURN (%), PERIOD ENDED OCTOBER 31, 2002

                                                       1-YEAR     5-YEAR       LIFE
CMC International Stock Fund                           -10.28     -1.16        1.95
MSCI EAFE Index                                        -13.21     -3.12        0.22
-----------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (%), PERIOD ENDED SEPTEMBER 30, 2002

                                                       1-YEAR     5-YEAR      LIFE
CMC International Stock Fund                           -11.35     -3.44        1.52
MSCI EAFE Index                                        -15.53     -5.65       -0.38
-----------------------------------------------------------------------------------

The fund's inception date is February 1, 1994 and index performance is from January 31, 1994.

Past performance does not guarantee future investment results. Returns and value of an investment may vary, resulting in a gain or loss on sale. The MSCI EAFE (Morgan Stanley Capital International Europe, Australia and Far East) Index is an unmanaged index representing major stock markets in Europe, Australia and the Far East. Unlike the fund, indexes are not investments, do not incur fees and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

--------------------------------------------------------------------------------
                                 CMC Fund Trust
                              FINANCIAL HIGHLIGHTS
               (For a Fund Share Outstanding Throughout Each Year)
--------------------------------------------------------------------------------

                               CMC SMALL CAP FUND
                               ------------------

                                                                             YEAR ENDED OCTOBER 31,
                                                -----------------------------------------------------------------------------
                                                   2002              2001            2000           1999(a)         1998(a)
                                                -----------       -----------     -----------     -----------     -----------
NET ASSET VALUE, BEGINNING OF YEAR............. $      4.41       $     18.78     $     13.59     $      9.96     $     13.60
                                                -----------       -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss.........................       (0.02)(b)         (0.01)          (0.09)          (0.04)          (0.03)
   Net realized and unrealized gain (loss)
     on investments............................       (0.72)            (2.18)           6.80            3.69           (2.21)
                                                -----------       -----------     -----------     -----------     -----------
      Total from investment operations.........       (0.74)            (2.19)           6.71            3.65           (2.24)
                                                -----------       -----------     -----------     -----------     -----------

LESS DISTRIBUTIONS:
   Distributions from capital gains............       (0.00)(c)        (12.18)          (1.52)          (0.02)          (1.40)
                                                -----------       -----------     -----------     -----------     -----------

NET ASSET VALUE, END OF YEAR................... $      3.67       $      4.41     $     18.78     $     13.59     $      9.96
                                                ===========       ===========     ===========     ===========     ===========

TOTAL RETURN...................................      -16.76%           -28.84%          50.49%          36.70%         -16.49%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in thousands)......... $   227,874       $   283,521     $   258,480     $   240,129     $   267,789
Ratio of expenses to average net assets........        0.79%             0.82%           0.79%           0.79%           0.77%
Ratio of net investment loss to average
   net assets..................................       (0.49)%           (0.22)%         (0.39)%         (0.33)%         (0.20)%
Portfolio turnover rate........................         120%              160%            163%            186%            159%

(a) Per share amounts have been adjusted to retroactively reflect a 4 for 1 share split effective September 1, 1999.
(b) Per share data was calculated using average shares outstanding.
(c) Rounds to less than $0.01 per share.

                 See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                                 CMC Fund Trust
                              FINANCIAL HIGHLIGHTS
              (For a Fund Share Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                             CMC SMALL/MID CAP FUND
                             ----------------------

                                                                  YEAR             PERIOD
                                                                  ENDED             ENDED
                                                               OCTOBER 31,       OCTOBER 31,
                                                                  2002           2001 (a)(b)
                                                               -----------       -----------
NET ASSET VALUE, BEGINNING OF PERIOD........................   $      8.00       $     10.00
                                                               -----------       -----------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss......................................         (0.04)(c)         (0.02)
   Net realized and unrealized loss on investments..........         (1.00)            (1.98)
                                                               -----------       -----------
      Total from investment operations......................         (1.04)            (2.00)
                                                               -----------       -----------

NET ASSET VALUE, END OF PERIOD..............................   $      6.96       $      8.00
                                                               ===========       ===========

TOTAL RETURN (d)............................................        -13.00%           -20.00%(e)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)....................   $    54,769       $    49,391
Ratio of net expenses to average net assets (f).............          0.80%             0.80%
Ratio of total expenses to average net assets (f)...........          0.86%             0.97%
Ratio of net investment loss to average net assets..........         (0.45)%           (0.23)%
Portfolio turnover rate.....................................           125%              167%(e)

(a) The Fund commenced investment operations on December 1, 2000.
(b) Ratios are annualized.
(c) Per share data was calculated using average shares outstanding.
(d) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) For the period ended October 31, 2001, through the year ending October 31, 2004, the investment adviser has contractually agreed to reimburse ordinary expenses of the Fund, to the extent that these expenses, together with the advisory fee, exceed 0.80% of the Fund's average daily net assets.

                 See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                                 CMC Fund Trust
                              FINANCIAL HIGHLIGHTS
               (For a Fund Share Outstanding Throughout Each Year)
--------------------------------------------------------------------------------

                          CMC INTERNATIONAL STOCK FUND
                          ----------------------------

                                                                             YEAR ENDED OCTOBER 31,
                                                 -------------------------------------------------------------------------------
                                                    2002              2001            2000            1999              1998
                                                 -----------       -----------     -----------     -----------       -----------
NET ASSET VALUE, BEGINNING OF YEAR.............  $     10.42       $     16.20     $     17.86     $     12.54       $     42.71
                                                 -----------       -----------     -----------     -----------       -----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)................         0.02(a)           0.03            0.04           (0.02)             0.25
   Net realized and unrealized gain (loss)
     on investments............................        (1.09)            (3.09)          (0.36)           5.34             (0.78)
                                                 -----------       -----------     -----------     -----------       -----------
      Total from investment operations.........        (1.07)            (3.06)          (0.32)           5.32             (0.53)
                                                 -----------       -----------     -----------     -----------       -----------

LESS DISTRIBUTIONS:
   Dividends from net investment income........        (0.03)                -               -               -                 -
   Distributions from capital gains............            -             (2.72)          (1.34)          (0.00)(b)        (29.64)
                                                 -----------       -----------     -----------     -----------       -----------
      Total distributions......................        (0.03)            (2.72)          (1.34)          (0.00)           (29.64)
                                                 -----------       -----------     -----------     -----------       -----------

NET ASSET VALUE, END OF YEAR...................  $      9.32       $     10.42     $     16.20     $     17.86       $     12.54
                                                 ===========       ===========     ===========     ===========       ===========

TOTAL RETURN...................................       -10.28%           -22.46%          -3.58%          42.44%            -1.24%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in thousands).........  $    20,616       $    20,553     $    22,975     $    30,492       $    15,377
Ratio of expenses to average net assets........         1.31%             1.26%           1.11%           1.31%             1.04%
Ratio of net investment income (loss)
   to average net assets.......................         0.21%             0.29%           0.12%          (0.14)%            0.60%
Portfolio turnover rate........................          111%              117%            140%             96%               53%

(a) Per share data was calculated using average shares outstanding.
(b) Rounds to less than $0.01 per share.

                 See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                               CMC SMALL CAP FUND
                          A Portfolio of CMC Fund Trust
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
OCTOBER 31, 2002

                                                             SHARES           VALUE
                                                          -------------   -------------
COMMON STOCKS (90.2%)
CONSUMER DISCRETIONARY (22.4%)
  AUTO COMPONENTS (1.9%)
    AUTOLIV, INC.                                                86,772   $   1,683,377
    GENTEX CORP. (a)                                             67,915       2,002,134
    TOWER AUTOMOTIVE, INC. (a)                                  142,919         757,471
                                                                          -------------
                                                                              4,442,982
                                                                          -------------
  HOTELS, RESTAURANTS & LEISURE (3.8%)
    CALIFORNIA PIZZA KITCHEN, INC. (a)                           39,100       1,036,971
    CHEESECAKE FACTORY, INC. (a)                                 35,330       1,197,687
    KRISPY KREME DOUGHNUTS, INC. (a)                             33,344       1,143,699
    OUTBACK STEAKHOUSE, INC. (a)                                 62,347       2,122,915
    P.F. CHANG'S CHINA BISTRO, INC. (a)                          49,917       1,722,137
    PANERA BREAD CO., CLASS A (a)                                42,576       1,383,720
                                                                          -------------
                                                                              8,607,129
                                                                          -------------
  HOUSEHOLD DURABLES (1.6%)
    HARMAN INTERNATIONAL INDUSTRIES, INC.                        65,600       3,673,600
                                                                          -------------

  LEISURE EQUIPMENT & PRODUCTS (0.8%)
    OAKLEY, INC. (a)                                            159,067       1,880,172
                                                                          -------------

  MEDIA (7.5%)
    CUMULUS MEDIA, INC., CLASS A (a)                              9,600         164,544
    ENTERCOM COMMUNICATIONS CORP. (a)                           100,019       4,922,935
    ENTRAVISION COMMUNICATIONS CORP., CLASS A (a)               100,730       1,204,731
    LAMAR ADVERTISING CO. (a)                                   137,385       4,662,847
    LIN TV CORP., CLASS A (a)                                    51,833       1,069,315
    RADIO ONE, INC., CLASS D (a)                                204,992       3,419,267
    SCHOLASTIC CORP. (a)                                         36,598       1,615,802
                                                                          -------------
                                                                             17,059,441
                                                                          -------------
  SPECIALTY RETAIL (5.9%)
    COST PLUS, INC. (a)                                          70,760       2,045,035
    GAMESTOP CORP. (a)                                           62,838       1,124,800
    HOLLYWOOD ENTERTAINMENT CORP. (a)                           122,819       2,414,622
    LITHIA MOTORS, INC., CLASS A (a)                             41,790         680,759
    MICHAELS STORES, INC. (a)                                    67,358       3,028,416
    O'REILLY AUTOMOTIVE, INC. (a)                                76,436       2,084,410
    PACIFIC SUNWEAR OF CALIFORNIA, INC. (a)                      45,162       1,055,436
    TALBOTS, INC.                                                37,184       1,030,740
                                                                          -------------
                                                                             13,464,218
                                                                          -------------
  TEXTILES, APPAREL & LUXURY GOODS (0.9%)
    REEBOK INTERNATIONAL LTD. (a)                                70,133       1,981,257
                                                                          -------------

CONSUMER STAPLES (0.4%)
  FOOD PRODUCTS (0.4%)
    CHIQUITA BRANDS INTERNATIONAL, INC. (a)                      66,568         814,792
                                                                          -------------

                 See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                               CMC SMALL CAP FUND
                          A Portfolio of CMC Fund Trust
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                             SHARES           VALUE
                                                          -------------   -------------
COMMON STOCKS (CONTINUED)
ENERGY (6.1%)
  ENERGY EQUIPMENT & SERVICES (4.1%)
    CAL DIVE INTERNATIONAL, INC. (a)                             67,287   $   1,478,295
    GLOBAL INDUSTRIES LTD. (a)                                   91,609         366,436
    GREY WOLF, INC. (a)                                         227,070         908,280
    NATIONAL-OILWELL, INC. (a)                                   87,938       1,833,507
    OCEANEERING INTERNATIONAL, INC. (a)                          39,522       1,094,759
    PRECISION DRILLING CORP. (a)                                 52,376       1,788,640
    VARCO INTERNATIONAL, INC. (a)                               115,922       1,905,758
                                                                          -------------
                                                                              9,375,675
                                                                          -------------
  OIL & GAS (2.0%)
    PATINA OIL & GAS CORP.                                       56,543       1,648,228
    XTO ENERGY, INC.                                            115,072       2,767,482
                                                                          -------------
                                                                              4,415,710
                                                                          -------------
FINANCIALS (5.8%)
  INSURANCE (3.9%)
    IPC HOLDINGS LTD.                                            52,745       1,644,062
    ODYSSEY RE HOLDINGS CORP.                                     9,033         164,581
    PARTNERRE LTD.                                               26,618       1,410,754
    PLATINUM UNDERWRITERS HOLDINGS LTD. (a)                      21,000         527,100
    SCOTTISH ANNUITY & LIFE HOLDINGS LTD.                       145,592       2,575,522
    WILLIS GROUP HOLDINGS LTD. (a)                               85,704       2,622,542
                                                                          -------------
                                                                              8,944,561
                                                                          -------------
  REAL ESTATE (1.9%)
    HEALTH CARE PROPERTY INVESTORS, INC.                         31,350       1,354,320
    HEALTHCARE REALTY TRUST, INC.                                98,579       3,052,006
                                                                          -------------
                                                                              4,406,326
                                                                          -------------
HEALTH CARE (24.5%)
  BIOTECHNOLOGY (2.3%)
    ALKERMES, INC. (a)                                          133,128       1,227,440
    NEUROCRINE BIOSCIENCES, INC. (a)                             89,307       4,009,884
                                                                          -------------
                                                                              5,237,324
                                                                          -------------
  HEALTH CARE EQUIPMENT & SUPPLIES (3.9%)
    AMERICAN MEDICAL SYSTEMS HOLDINGS, INC. (a)                 145,268       2,032,299
    CTI MOLECULAR IMAGING, INC. (a)                              20,452         461,806
    INTEGRA LIFESCIENCES HOLDINGS (a)                            34,960         483,147
    KYPHON, INC. (a)                                             59,852         566,200
    ORTHOFIX INTERNATIONAL NV (a)                                42,876       1,089,050
    WILSON GREATBATCH TECHNOLOGIES, INC. (a)                     82,875       2,318,014
    WRIGHT MEDICAL GROUP, INC. (a)                              111,349       1,916,428
                                                                          -------------
                                                                              8,866,944
                                                                          -------------
  HEALTH CARE PROVIDERS & SERVICES (14.8%)
    ACCREDO HEALTH, INC. (a)                                     17,400         805,272
    ADVANCEPCS (a)                                               22,795         572,155
    ANTHEM, INC. (a)                                             48,441       3,051,783
    CAREMARK RX, INC. (a)                                       386,587       6,842,590

                 See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                               CMC SMALL CAP FUND
                          A Portfolio of CMC Fund Trust
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                             SHARES           VALUE
                                                          -------------   -------------
COMMON STOCKS (CONTINUED)
  HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
    DAVITA, INC. (a)                                            275,746   $   6,609,632
    EXPRESS SCRIPTS, INC., CLASS A (a)                           39,740       2,153,113
    FIRST HEALTH GROUP CORP. (a)                                230,633       5,991,845
    HENRY SCHEIN, INC. (a)                                       52,195       2,618,623
    MANOR CARE, INC. (a)                                        123,100       2,433,687
    MID ATLANTIC MEDICAL SERVICES, INC. (a)                      53,192       1,936,189
    PROVINCE HEALTHCARE CO. (a)                                  56,757         740,679
                                                                          -------------
                                                                             33,755,568
                                                                          -------------
  PHARMACEUTICALS (3.5%)
    ANDRX CORP. (a)                                              97,557       1,507,256
    MEDICIS PHARMACEUTICAL CORP., CLASS A (a)                    34,684       1,591,996
    PHARMACEUTICAL RESOURCES, INC. (a)                          101,175       2,384,695
    TRIMERIS, INC. (a)                                           48,935       2,580,343
                                                                          -------------
                                                                              8,064,290
                                                                          -------------
INDUSTRIALS (15.3%)
  AIR FREIGHT & LOGISTICS (0.6%)
    J.B. HUNT TRANSPORT SERVICES, INC. (a)                       46,649       1,291,711
                                                                          -------------

  COMMERCIAL SERVICES & SUPPLIES (9.1%)
    BISYS GROUP, INC. (a)                                        77,119       1,380,430
    CAREER EDUCATION CORP. (a)                                   44,210       1,773,263
    CORINTHIAN COLLEGES, INC. (a)                                65,427       2,484,917
    CORPORATE EXECUTIVE BOARD CO. (a)                            99,733       3,310,138
    EDUCATION MANAGEMENT CORP. (a)                              109,346       4,012,998
    GLOBAL PAYMENTS, INC.                                        46,664       1,318,258
    RESOURCES CONNECTION, INC. (a)                               82,400       1,410,688
    STERICYCLE, INC. (a)                                         45,809       1,525,440
    SYLVAN LEARNING SYSTEMS, INC. (a)                           237,075       3,620,135
                                                                          -------------
                                                                             20,836,267
                                                                          -------------
  CONSTRUCTION & ENGINEERING (3.0%)
    CHICAGO BRIDGE & IRON CO NV, NY SHARES                       58,376       1,581,990
    JACOBS ENGINEERING GROUP, INC. (a)                          114,309       3,462,420
    URS CORP. (a)                                                99,683       1,889,990
                                                                          -------------
                                                                              6,934,400
                                                                          -------------
  MACHINERY (1.2%)
    ALBANY INTERNATIONAL CORP., CLASS A                          57,754       1,223,807
    FLOWSERVE CORP. (a)                                          46,797         548,461
    TEREX CORP. (a)                                              72,646         847,052
                                                                          -------------
                                                                              2,619,320
                                                                          -------------
  ROAD & RAIL (1.4%)
    SWIFT TRANSPORTATION CO., INC. (a)                           81,184       1,306,251
    YELLOW CORP. (a)                                             64,464       1,785,008
                                                                          -------------
                                                                              3,091,259
                                                                          -------------

                 See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                               CMC SMALL CAP FUND
                          A Portfolio of CMC Fund Trust
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                             SHARES           VALUE
                                                          -------------   -------------
COMMON STOCKS (CONTINUED)
INFORMATION TECHNOLOGY (13.3%)
  COMMUNICATIONS EQUIPMENT (1.5%)
    ADVANCED FIBRE COMMUNICATIONS, INC. (a)                     108,979   $   1,763,171
    AVOCENT CORP.                                                88,300       1,766,000
                                                                          -------------
                                                                              3,529,171
                                                                          -------------
  COMPUTERS & PERIPHERALS (0.8%)
    ELECTRONICS FOR IMAGING, INC. (a)                            94,764       1,726,600
                                                                          -------------

  ELECTRONIC EQUIPMENT & INSTRUMENTS (2.8%)
    AMPHENOL CORP., CLASS A (a)                                 114,128       4,393,928
    ELECTRO SCIENTIFIC INDUSTRIES, INC. (a)                      19,252         359,627
    PHOTON DYNAMICS, INC. (a)                                    72,202       1,547,289
                                                                          -------------
                                                                              6,300,844
                                                                          -------------
  INFORMATION TECHNOLOGY CONSULTING & SERVICES (1.2%)
    ACXIOM CORP. (a)                                            132,641       1,671,277
    COGNIZANT TECHNOLOGY SOLUTIONS CORP. (a)                     16,200       1,071,954
                                                                          -------------
                                                                              2,743,231
                                                                          -------------
  SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.5%)
    CREDENCE SYSTEMS CORP. (a)                                   29,863         249,356
    FEI CO. (a)                                                  28,484         457,168
    PHOTRONICS, INC. (a)                                         81,879         994,011
    RF MICRO DEVICES, INC. (a)                                  219,738       1,865,356
                                                                          -------------
                                                                              3,565,891
                                                                          -------------
  SOFTWARE (5.5%)
    DOCUMENTUM, INC. (a)                                        117,823       1,721,394
    FAIR, ISAAC & CO., INC.                                      87,300       3,358,431
    MERCURY INTERACTIVE CORP. (a)                                49,600       1,307,952
    NATIONAL INSTRUMENTS CORP. (a)                               42,166       1,209,743
    NETIQ CORP. (a)                                              70,246         991,171
    PRECISE SOFTWARE SOLUTIONS LTD. (a)                         175,759       2,038,804
    RATIONAL SOFTWARE CORP. (a)                                 123,711         818,967
    THQ, INC. (a)                                                38,598         558,127
    VERITY, INC. (a)                                             51,200         461,824
                                                                          -------------
                                                                             12,466,413
                                                                          -------------
MATERIALS (2.4%)
  CHEMICALS (1.9%)
    MINERALS TECHNOLOGIES, INC.                                  43,576       1,913,422
    SPARTECH CORP.                                              125,541       2,291,123
                                                                          -------------
                                                                              4,204,545
                                                                          -------------
  PAPER & FOREST PRODUCTS (0.5%)
    LOUISIANA-PACIFIC CORP. (a)                                 177,051       1,193,324
                                                                          -------------
    TOTAL COMMON STOCKS
     (COST OF $199,770,310)                                                 205,492,965
                                                                          -------------

                 See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                               CMC SMALL CAP FUND
                          A Portfolio of CMC Fund Trust
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                               PAR            VALUE
                                                          -------------   -------------
SHORT-TERM OBLIGATION (10.1%)
   REPURCHASE AGREEMENT WITH STATE STREET BANK &
     TRUST, DATED 10/31/02, DUE 11/01/02 AT 1.800%,
     COLLATERALIZED BY A U.S. TREASURY BILL
     MATURING 01/23/03, MARKET VALUE OF $23,412,768
     (REPURCHASE PROCEEDS $22,954,148)
     (COST OF $22,953,000)                                $  22,953,000   $  22,953,000
                                                                          -------------

   TOTAL INVESTMENTS (100.3%)
     (COST OF $222,723,310) (b)                                             228,445,965

   OTHER ASSETS & LIABILITIES, NET (-0.3%)                                     (572,287)
                                                                          -------------

   NET ASSETS (100.0%)                                                    $ 227,873,678
                                                                          =============

 NOTES TO SCHEDULE OF INVESTMENTS:
 (a) Non-income producing.
 (b) Cost for federal income tax purposes is $225,674,494.

                 See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                              CMC SMALL/MID CAP FUND
                          A Portfolio of CMC Fund Trust
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
OCTOBER 31, 2002

                                                             SHARES           VALUE
                                                          -------------   -------------
COMMON STOCKS (98.4%)
CONSUMER DISCRETIONARY (23.5%)
  AUTO COMPONENTS (1.2%)
    GENTEX CORP. (a)                                             17,345   $     511,331
    TOWER AUTOMOTIVE, INC. (a)                                   31,100         164,830
                                                                          -------------
                                                                                676,161
                                                                          -------------
  HOTELS, RESTAURANTS & LEISURE (3.2%)
    BRINKER INTERNATIONAL, INC. (a)                              21,600         613,224
    HARRAH'S ENTERTAINMENT, INC. (a)                             10,440         438,480
    OUTBACK STEAKHOUSE, INC. (a)                                 20,400         694,620
                                                                          -------------
                                                                              1,746,324
                                                                          -------------
  HOUSEHOLD DURABLES (1.3%)
    HARMAN INTERNATIONAL INDUSTRIES, INC.                        12,600         705,600
                                                                          -------------

  LEISURE EQUIPMENT & PRODUCTS (1.1%)
    MATTEL, INC.                                                 17,005         312,212
    OAKLEY, INC. (a)                                             25,500         301,410
                                                                          -------------
                                                                                613,622
                                                                          -------------
  MEDIA (9.8%)
    ENTERCOM COMMUNICATIONS CORP. (a)                            23,785       1,170,698
    HISPANIC BROADCASTING CORP. (a)                              29,850         641,775
    KNIGHT-RIDDER, INC.                                          14,200         854,556
    LAMAR ADVERTISING CO. (a)                                    30,445       1,033,303
    RADIO ONE, INC., CLASS D (a)                                 32,240         537,763
    UNIVISION COMMUNICATIONS, INC., CLASS A (a)                  16,860         436,843
    WESTWOOD ONE, INC. (a)                                       18,900         686,070
                                                                          -------------
                                                                              5,361,008
                                                                          -------------
  MULTI-LINE RETAIL (1.6%)
    DOLLAR TREE STORES, INC. (a)                                 20,710         544,466
    NORDSTROM, INC.                                              15,300         304,776
                                                                          -------------
                                                                                849,242
                                                                          -------------
  SPECIALTY RETAIL (4.4%)
    BED BATH & BEYOND, INC. (a)                                  10,000         354,600
    GAMESTOP CORP. (a)                                           15,000         268,500
    LIMITED BRANDS                                               18,193         285,084
    MICHAELS STORES, INC. (a)                                    16,460         740,042
    TALBOTS INC.                                                  8,615         238,808
    WILLIAMS-SONOMA, INC. (a)                                    22,100         525,980
                                                                          -------------
                                                                              2,413,014
                                                                          -------------
  TEXTILES, APPAREL & LUXURY GOODS (0.9%)
    REEBOK INTERNATIONAL LTD. (a)                                17,200         485,900
                                                                          -------------

CONSUMER STAPLES (1.2%)
  FOOD PRODUCTS (0.1%)
    CHIQUITA BRANDS INTERNATIONAL, INC. (a)                       3,200          39,168
                                                                          -------------
  HOUSEHOLD PRODUCTS (1.1%)
    DIAL CORP.                                                   29,800         633,548
                                                                          -------------

                 See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                             CMC SMALL/MID CAP FUND
                          A Portfolio of CMC Fund Trust
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                             SHARES           VALUE
                                                          -------------   -------------
COMMON STOCKS (CONTINUED)
ENERGY (7.1%)
  ENERGY EQUIPMENT & SERVICES (4.2%)
    NABORS INDUSTRIES LTD. (a)                                   15,200   $     531,544
    NATIONAL-OILWELL, INC. (a)                                   21,400         446,190
    NOBLE CORP. (a)                                              18,400         594,688
    PATTERSON-UTI ENERGY, INC. (a)                               10,800         312,336
    PRECISION DRILLING CORP. (a)                                 12,700         433,705
                                                                          -------------
                                                                              2,318,463
                                                                          -------------
  OIL & GAS (2.9%)
    VALERO ENERGY CORP.                                          28,400         999,964
    XTO ENERGY, INC.                                             25,000         601,250
                                                                          -------------
                                                                              1,601,214
                                                                          -------------
FINANCIALS (7.2%)
  BANKS (0.8%)
    M&T BANK CORP.                                                5,570         456,294
                                                                          -------------

  DIVERSIFIED FINANCIALS (1.8%)
    MOODY'S CORP.                                                20,875         983,212
                                                                          -------------

  INSURANCE (3.2%)
    ARTHUR J. GALLAGHER & CO.                                     2,310         621,486
    IPC HOLDINGS LTD. (a)                                        11,420         355,961
    PARTNERRE LTD.                                                6,400         339,200
    PLATINUM UNDERWRITERS HOLDINGS LTD. (a)                       5,000         125,500
    WILLIS GROUP HOLDINGS LTD. (a)                               10,500         281,610
                                                                          -------------
                                                                              1,723,757
                                                                          -------------
  REAL ESTATE (1.4%)
    HEALTH CARE PROPERTY INVESTORS, INC.                         18,000         777,600
                                                                          -------------

HEALTH CARE (28.0%)
  BIOTECHNOLOGY (2.9%)
    ALKERMES, INC. (a)                                           14,760         136,087
    GILEAD SCIENCES, INC. (a)                                    19,800         687,852
    MEDIMMUNE, INC. (a)                                          29,380         750,659
                                                                          -------------
                                                                              1,574,598
                                                                          -------------
  HEALTH CARE EQUIPMENT & SUPPLIES (3.0%)
    BIOMET, INC.                                                 36,095       1,063,359
    BOSTON SCIENTIFIC CORP. (a)                                  14,560         547,893
                                                                          -------------
                                                                              1,611,252
                                                                          -------------
  HEALTH CARE PROVIDERS & SERVICES (17.5%)
    ACCREDO HEALTH, INC. (a)                                      4,000         185,120
    AMERISOURCEBERGEN CORP.                                       9,900         704,385
    ANTHEM, INC. (a)                                             23,597       1,486,611
    CAREMARK RX, INC. (a)                                       102,065       1,806,550
    COMMUNITY HEALTH SYSTEMS, INC. (a)                           21,000         493,500
    DAVITA, INC. (a)                                             41,145         986,246

                 See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                             CMC SMALL/MID CAP FUND
                          A Portfolio of CMC Fund Trust
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                             SHARES           VALUE
                                                          -------------   -------------
COMMON STOCKS (CONTINUED)
  HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
    EXPRESS SCRIPTS, INC., CLASS A (a)                            9,640   $     522,295
    LABORATORY CORP. OF AMERICA HOLDINGS (a)                     11,500         277,150
    MANOR CARE, INC. (a)                                         13,900         274,803
    MID ATLANTIC MEDICAL SERVICES, INC. (a)                      12,970         472,108
    UNIVERSAL HEALTH SERVICES, INC., CLASS B                     15,400         746,592
    WELLPOINT HEALTH NETWORKS, INC. (a)                          21,830       1,641,834
                                                                          -------------
                                                                              9,597,194
                                                                          -------------
  PHARMACEUTICALS (4.6%)
    ANDRX CORP. (a)                                              23,370         361,067
    BARR LABORATORIES, INC. (a)                                  10,600         623,598
    MEDICIS PHARMACEUTICAL CORP., CLASS A (a)                     9,075         416,542
    PHARMACEUTICAL RESOURCES, INC. (a)                           24,045         566,741
    TEVA PHARMACEUTICAL INDUSTRIES, LTD., ADR                     7,300         565,239
                                                                          -------------
                                                                              2,533,187
                                                                          -------------
INDUSTRIALS (15.1%)
  COMMERCIAL SERVICES & SUPPLIES (10.8%)
    APOLLO GROUP, INC., CLASS A (a)                              10,957         454,715
    BISYS GROUP, INC. (a)                                        46,000         823,400
    CHOICEPOINT, INC. (a)                                        22,326         845,262
    CONCORD EFS, INC. (a)                                        41,000         585,480
    DST SYSTEMS, INC. (a)                                         3,300         101,475
    EDUCATION MANAGEMENT CORP. (a)                               26,100         957,870
    GLOBAL PAYMENTS, INC.                                         7,580         214,135
    HEWITT ASSOCIATES, INC., CLASS A (a)                          8,700         256,215
    REPUBLIC SERVICES, INC. (a)                                  14,915         306,951
    ROBERT HALF INTERNATIONAL, INC. (a)                          25,970         433,699
    SYLVAN LEARNING SYSTEMS, INC. (a)                            19,180         292,879
    WEIGHT WATCHERS INTERNATIONAL, INC. (a)                      13,200         625,020
                                                                          -------------
                                                                              5,897,101
                                                                          -------------
  CONSTRUCTION & ENGINEERING (1.3%)
    JACOBS ENGINEERING GROUP, INC. (a)                           23,600         714,844
                                                                          -------------

  ELECTRICAL EQUIPMENT (0.4%)
    AMERICAN POWER CONVERSION CORP. (a)                          16,800         220,688
                                                                          -------------

  MACHINERY (1.5%)
    EATON CORP.                                                   6,000         410,340
    FLOWSERVE CORP. (a)                                          23,100         270,732
    TEREX CORP. (a)                                              13,500         157,410
                                                                          -------------
                                                                                838,482
                                                                          -------------
  TRADING COMPANIES & DISTRIBUTORS (1.1%)
    W.W. GRAINGER, INC.                                          12,710         615,927
                                                                          -------------

                 See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                             CMC SMALL/MID CAP FUND
                          A Portfolio of CMC Fund Trust
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
OCTOBER 31, 2002

                                                             SHARES           VALUE
                                                          -------------   -------------
COMMON STOCKS (CONTINUED)
INFORMATION TECHNOLOGY (15.8%)
  COMMUNICATIONS EQUIPMENT (1.0%)
    ADVANCED FIBRE COMMUNICATION, INC. (a)                       20,800   $     336,523
    POLYCOM, INC. (a)                                            19,130         188,430
                                                                          -------------
                                                                                524,953
                                                                          -------------
  COMPUTERS & PERIPHERALS (0.8%)
    ELECTRONICS FOR IMAGING, INC. (a)                            24,305         442,837
                                                                          -------------

  ELECTRONIC EQUIPMENT & INSTRUMENTS (2.6%)
    AMPHENOL CORP., CLASS A (a)                                  25,010         962,885
    JABIL CIRCUIT, INC. (a)                                      30,600         472,158
                                                                          -------------
                                                                              1,435,043
                                                                          -------------
  INFORMATION TECHNOLOGY CONSULTING & SERVICES (1.2%)
    ACXIOM CORP. (a)                                             29,900         376,740
    SUNGARD DATA SYSTEMS, INC. (a)                               12,560         278,455
                                                                          -------------
                                                                                655,195
                                                                          -------------
  SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.2%)
    MICROCHIP TECHNOLOGY, INC. (a)                                7,750         189,100
    RF MICRO DEVICES, INC. (a)                                   54,500         462,651
                                                                          -------------
                                                                                651,751
                                                                          -------------
  SOFTWARE (9.0%)
    ELECTRONIC ARTS, INC. (a)                                    18,205       1,185,510
    FAIR, ISAAC & CO., INC.                                      15,300         588,591
    INTUIT, INC. (a)                                             33,075       1,717,254
    MERCURY INTERACTIVE CORP. (a)                                16,200         427,194
    RATIONAL SOFTWARE CORP. (a)                                  36,950         244,609
    SIEBEL SYSTEMS, INC. (a)                                     63,200         475,264
    SYMANTEC CORP. (a)                                            1,400          57,059
    VERITAS SOFTWARE CORP. (a)                                   15,200         231,800
                                                                          -------------
                                                                              4,927,281
                                                                          -------------
MATERIALS (0.5%)
  CHEMICALS (0.5%)
    LYONDELL CHEMICAL CO.                                        21,300         266,250
                                                                          -------------

    TOTAL COMMON STOCKS
     (COST OF $52,599,695)                                                   53,890,710
                                                                          -------------

                 See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                             CMC SMALL/MID CAP FUND
                          A Portfolio of CMC Fund Trust
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                               PAR            VALUE
                                                          -------------   -------------
SHORT-TERM OBLIGATION (5.2%)
   REPURCHASE AGREEMENT WITH STATE STREET BANK &
     TRUST, DATED 10/31/02, DUE 11/01/02 AT 1.800%,
     COLLATERALIZED BY A U.S. TREASURY BILL
     MATURING 01/30/03, MARKET VALUE OF $2,898,360
     (REPURCHASE PROCEEDS $2,840,142)
     (COST OF $2,840,000)                                 $   2,840,000   $   2,840,000
                                                                          -------------
   TOTAL INVESTMENTS (103.6%)
    (COST OF $55,439,695) (b)                                                56,730,710

   OTHER ASSETS & LIABILITIES, NET (-3.6%)                                   (1,961,931)
                                                                          -------------

   NET ASSETS (100.0%)                                                    $  54,768,779
                                                                          =============

 NOTES TO SCHEDULE OF INVESTMENTS:
 (a) Non-income producing
 (b) Cost for federal income tax purposes is $56,293,112

                 See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                          CMC INTERNATIONAL STOCK FUND
                          A Portfolio of CMC Fund Trust
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
OCTOBER 31, 2002

                                                             SHARES           VALUE
                                                          -------------   -------------
COMMON STOCKS (96.3%)
CONSUMER DISCRETIONARY (18.3%)
  AUTOMOBILES (1.0%)
    HONDA MOTOR CO., LTD.                                         2,900   $     103,921
    TOYOTA MOTOR CORP.                                            4,000          97,301
                                                                          -------------
                                                                                201,222
                                                                          -------------
  HOTELS, RESTAURANTS & LEISURE (0.8%)
    NISSIN HEALTHCARE FOOD SERVICE CO., LTD.                      8,000         164,563
                                                                          -------------

  HOUSEHOLD DURABLES (5.5%)
    CORPORACION GEO SA DE CV (a)                                 45,000          88,442
    KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV                    7,700         138,020
    LAND & HOUSES PUBLIC CO., LTD.                              158,900         264,383
    PIONEER CORP.                                                 5,000          85,302
    SONY CORP.                                                    6,700         288,222
    SRITHAI SUPERWARE PUBLIC CO., LTD. (a)                      770,000         131,674
    THOMSON FP                                                    7,650         140,988
                                                                          -------------
                                                                              1,137,031
                                                                          -------------
  MEDIA (1.0%)
    BEC WORLD PUBLIC CO., LTD.                                   21,200          94,552
    JC DECAUX SA (a)                                             11,000         118,194
                                                                          -------------
                                                                                212,746
                                                                          -------------
  MULTI-LINE RETAIL (6.9%)
    AEON CO., LTD.                                               10,700         262,901
    DAIMARU, INC.                                                29,000          98,713
    HANKYU DEPARTMENT STORES, INC.                               17,000          92,559
    MARUI CO., LTD.                                              10,500          97,538
    NEXT PLC                                                     14,100         196,329
    SHINSEGAE CO., LTD.                                           1,400         189,009
    WAL-MART DE MEXICO SA DE CV                                 191,700         478,744
                                                                          -------------
                                                                              1,415,793
                                                                          -------------
  SPECIALTY RETAIL (2.1%)
    INDUSTRIA DE DISENO TEXTIL SA                                 7,500         168,601
    SHIMAMURA CO., LTD.                                           4,000         255,987
                                                                          -------------
                                                                                424,588
                                                                          -------------
  TEXTILES, APPAREL & LUXURY GOODS (1.0%)
    PUMA AG                                                       3,300         214,057
                                                                          -------------

CONSUMER STAPLES (11.5%)
  BEVERAGES (2.5%)
    DIAGEO PLC                                                   27,900         314,495
    FOSTER'S GROUP LTD.                                          73,000         192,454
                                                                          -------------
                                                                                506,949
                                                                          -------------

                 See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                          CMC INTERNATIONAL STOCK FUND
                          A Portfolio of CMC Fund Trust
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                             SHARES           VALUE
                                                          -------------   -------------
COMMON STOCKS (CONTINUED)
  FOOD & DRUG RETAILING (4.3%)
    BIG C SUPERCENTER PUBLIC CO., LTD. (a)                      517,000   $     243,723
    DON QUIJOTE CO., LTD.                                         1,400         122,622
    SEVEN-ELEVEN JAPAN CO., LTD.                                 15,000         423,652
    TESCO PLC                                                    29,100          90,257
                                                                          -------------
                                                                                880,254
                                                                          -------------
  FOOD PRODUCTS (2.3%)
    NESTLE SA                                                     1,100         235,844
    UNILEVER NV                                                   3,900         250,080
                                                                          -------------
                                                                                485,924
                                                                          -------------
  HOUSEHOLD PRODUCTS (0.9%)
    RECKITT BENCKISER PLC                                        10,800         196,001
                                                                          -------------

  PERSONAL PRODUCTS (1.5%)
    PACIFIC CORP.                                                 3,000         302,841
                                                                          -------------

ENERGY (3.5%)
  OIL & GAS (3.5%)
    BP PLC, ADR                                                   7,920         304,524
    ENI S.P.A.                                                   18,000         249,916
    TOTAL FINA ELF SA                                             1,161         159,931
                                                                          -------------
                                                                                714,371
                                                                          -------------

FINANCIALS (14.0%)
  BANKS (10.2%)
    BANCOMER TRADE FINANCE CORP. (a)                            165,000         130,040
    BARCLAYS PLC                                                 45,052         311,539
    BANCO POPULAR ESPANOL SA (a)                                  4,600         196,978
    BNP PARIBAS SA                                                2,310          92,100
    DANSKE BANK A/S                                               7,300         116,245
    KOOKMIN BANK                                                  5,600         186,596
    ROYAL BANK OF SCOTLAND GROUP PLC                             12,704         298,926
    SIAM COMMERCIAL BANK PUBLIC CO., LTD. (a)                   162,000          98,270
    STANDARD CHARTERED BANK LTD. (a)                             21,700         252,585
    UBS AG (REGISTERED SHARES)                                    4,500         214,454
    UNICREDITO ITALIANO S.P.A.                                   52,200         196,439
                                                                          -------------
                                                                              2,094,172
                                                                          -------------
  DIVERSIFIED FINANCIALS (1.4%)
    AEON CREDIT SERVICE CO., LTD (a)                              2,000          69,058
    ING GROEP NV                                                  7,200         120,430
    PERPETUAL TRUSTEES AUSTRALIA LTD.                             5,300         101,868
                                                                          -------------
                                                                                291,356
                                                                          -------------
  INSURANCE (2.4%)
    IRISH LIFE & PERMANENT PLC                                    9,700         113,059
    LEGAL & GENERAL GROUP PLC                                   150,696         261,698
    RIUNIONE ADRIATICA DI SICURTA S.P.A.                          9,706         120,919
                                                                          -------------
                                                                                495,676
                                                                          -------------

                 See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                          CMC INTERNATIONAL STOCK FUND
                          A Portfolio of CMC Fund Trust
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                             SHARES           VALUE
                                                          -------------   -------------
COMMON STOCKS (CONTINUED)
HEALTH CARE (12.9%)
  BIOTECHNOLOGY (0.3%)
    CSL LTD.                                                      6,000   $      58,944
                                                                          -------------

  HEALTH CARE EQUIPMENT & SUPPLIES (3.0%)
    OLYMPUS OPTICAL CO., LTD.                                    11,000         166,922
    RESMED, INC. (a)                                              3,900         131,703
    SMITH & NEPHEW PLC                                           54,400         323,413
                                                                          -------------
                                                                                622,038
                                                                          -------------
  PHARMACEUTICALS (9.6%)
    AVENTIS SA                                                    4,300         257,418
    DR. REDDY'S LABORATORIES LTD., ADR                            6,000          87,000
    GLAXOSMITHKLINE PLC                                          21,743         415,006
    NOVARTIS AG (a)                                               7,980         304,347
    RANBAXY LABORATORIES LTD.                                     8,000          96,400
    SANOFI SYNTHELABO SA (a)                                      1,900         116,189
    SCHERING AG                                                   2,400         109,046
    SHIRE PHARMACEUTICALS GROUP PLC (a)                          27,700         223,184
    TAKEDA CHEMICAL INDUSTRIES LTD.                               5,000         207,745
    TEVA PHARMACEUTICAL INDUSTRIES LTD.                           2,200         170,346
                                                                          -------------
                                                                              1,986,681
                                                                          -------------

INDUSTRIALS (12.3%)
  AIR FREIGHT & LOGISTICS (0.7%)
    EXEL PLC                                                     14,500         149,042
                                                                          -------------

  AIRLINES (1.0%)
    SINGAPORE AIRLINES LTD.                                      31,600         196,865
                                                                          -------------

  COMMERCIAL SERVICES & SUPPLIES (2.6%)
    AMADEUS GLOBAL TRAVEL DISTRIBUTION SA                        49,200         242,643
    CAPITA GROUP PLC                                             53,900         188,891
    SECOM CO., LTD.                                               3,000         106,036
                                                                          -------------
                                                                                537,570
                                                                          -------------
  ELECTRICAL EQUIPMENT (1.1%)
    SCHNEIDER ELECTRIC SA                                         5,000         231,734
                                                                          -------------

  INDUSTRIAL CONGLOMERATES (2.8%)
    HUTCHISON WHAMPOA LTD.                                       28,000         172,328
    SMITHS GROUP PLC                                             14,600         167,544
    WESFARMERS LTD.                                              16,500         241,310
                                                                          -------------
                                                                                581,182
                                                                          -------------
  MACHINERY (0.8%)
    SMC CORP.                                                     2,200         174,195
                                                                          -------------

                 See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                          CMC INTERNATIONAL STOCK FUND
                          A Portfolio of CMC Fund Trust
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                             SHARES           VALUE
                                                          -------------   -------------
COMMON STOCKS (CONTINUED)
  ROAD & RAIL (0.6%)
    TOLL HOLDINGS LTD.                                            8,300   $     120,235
                                                                          -------------

  TRANSPORTATION INFRASTRUCTURE (2.7%)
    AUTOSTRADE S.P.A., ADR                                       52,500         434,130
    BAA PLC                                                      12,600         112,461
                                                                          -------------
                                                                                546,591
                                                                          -------------

INFORMATION TECHNOLOGY (7.0%)
  COMMUNICATIONS EQUIPMENT (0.4%)
    NOKIA OYJ, ADR                                                5,100          84,762
                                                                          -------------

  ELECTRONIC EQUIPMENT & INSTRUMENTS (1.0%)
    KEYENCE CORP.                                                 1,200         198,651
                                                                          -------------

  OFFICE ELECTRONICS (1.6%)
    CANON, INC.                                                   9,000         332,065
                                                                          -------------

  SEMICONDUCTOR EQUIPMENT & PRODUCTS (4.0%)
    ROHM CO., LTD.                                                3,000         377,859
    SAMSUNG ELECTRONICS CO., LTD.                                 1,550         438,873
                                                                          -------------
                                                                                816,732
                                                                          -------------
MATERIALS (9.1%)
  CHEMICALS (2.7%)
    BASF AG                                                       3,700         137,186
    GIVAUDAN SA                                                     490         205,136
    L'AIR LIQUIDE SA                                                800         102,518
    SHIN-ETSU CHEMICAL CO., LTD.                                  3,500         107,995
                                                                          -------------
                                                                                552,835
                                                                          -------------
  CONSTRUCTION MATERIALS (0.6%)
    TIPCO ASPHALT PUBLIC CO., LTD. (a)                          209,900         124,901
                                                                          -------------

  CONTAINERS & PACKAGING (0.8%)
    AMCOR LTD.                                                   35,400         159,737
                                                                          -------------

  METALS & MINING (2.0%)
    RIO TINTO PLC                                                22,900         413,802
                                                                          -------------

  PAPER & FOREST PRODUCTS (3.0%)
    STORA ENSO OYJ                                               15,300         159,094
    SVENSKA CELLULOSA AB                                          5,600         171,140
    UPM-KYMMENE CORP.                                             9,200         298,382
                                                                          -------------
                                                                                628,616
                                                                          -------------

                 See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                          CMC INTERNATIONAL STOCK FUND
                          A Portfolio of CMC Fund Trust
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                             SHARES           VALUE
                                                          -------------   -------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION SERVICES (5.0%)
  DIVERSIFIED TELECOMMUNICATION SERVICES (2.1%)
    TELEFONICA SA (a)                                            45,600   $     432,617
                                                                          -------------

  WIRELESS TELECOMMUNICATION SERVICES (2.9%)
    NTT DOCOMO, INC.                                                 93         171,567
    ORANGE SA (a)                                                26,100         146,554
    VODAFONE GROUP PLC                                          171,928         276,378
                                                                          -------------
                                                                                594,499
                                                                          -------------
UTILITIES (2.7%)
  ELECTRIC UTILITIES (1.1%)
    NATIONAL GRID TRANSCO PLC                                    33,300         237,045
                                                                          -------------

  GAS UTILITIES (1.6%)
    CENTRICA PLC                                                 79,100         225,229
    HONG KONG AND CHINA GAS CO., LTD. (a)                        80,000         105,140
                                                                          -------------
                                                                                330,369
                                                                          -------------
    TOTAL COMMON STOCKS
      (COST OF $21,450,444)                                                  19,849,252
                                                                          -------------

                                                               PAR
                                                          -------------
SHORT-TERM OBLIGATION (1.3%)
    REPURCHASE AGREEMENT WITH STATE STREET BANK &
     TRUST, DATED 10/31/02, DUE 11/01/02 AT 1.800%,
     COLLATERALIZED BY A U.S. TREASURY NOTE
     MATURING 08/15/07, MARKET VALUE OF $283,894
     (REPURCHASE PROCEEDS $276,014)
     (COST OF $276,000)                                   $     276,000         276,000
                                                                          -------------

    TOTAL INVESTMENTS (97.6%)
     (COST OF $21,726,444) (b)                                               20,125,252

    OTHER ASSETS & LIABILITIES, NET (2.4%)                                      490,361
                                                                          -------------

   NET ASSETS (100.0%)                                                    $  20,615,613
                                                                          =============

 NOTES TO SCHEDULE OF INVESTMENTS:
 (a) Non-income producing.
 (b) Cost for federal income tax purposes is $21,903,102.

                 See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                          CMC INTERNATIONAL STOCK FUND
                          A Portfolio of CMC Fund Trust
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

    (UNAUDITED)
    SUMMARY OF SECURITIES                                                  % OF TOTAL
    BY COUNTRY                                                VALUE        INVESTMENTS
-------------------------                                 -------------   -------------
    UNITED KINGDOM                                        $   4,958,349            24.6%
    JAPAN                                                     4,005,376            19.9
    FRANCE                                                    1,365,624             6.8
    SOUTH KOREA                                               1,117,319             5.6
    SPAIN                                                     1,040,840             5.2
    ITALY                                                     1,001,404             5.0
    SWITZERLAND                                                 959,781             4.8
    THAILAND                                                    957,503             4.8
    AUSTRALIA                                                   874,548             4.3
    MEXICO                                                      697,226             3.5
    FINLAND                                                     542,238             2.7
    NETHERLANDS                                                 508,530             2.5
    GERMANY                                                     460,289             2.3
    UNITED STATES*                                              407,703             2.0
    HONG KONG                                                   277,468             1.4
    SINGAPORE                                                   196,865             1.0
    INDIA                                                       183,400             0.9
    SWEDEN                                                      171,140             0.8
    ISRAEL                                                      170,346             0.8
    DENMARK                                                     116,244             0.6
    IRELAND                                                     113,059             0.5
                                                          -------------   -------------
                                                          $  20,125,252           100.0%
                                                          =============   =============

    * Includes short-term obligation.

                 See Accompanying Notes to Financial Statements.

                     This page is intentionally left blank.

--------------------------------------------------------------------------------
                               CMC SMALL CAP FUND
                             CMC SMALL/MID CAP FUND
                          CMC INTERNATIONAL STOCK FUND
                          Portfolios of CMC Fund Trust
                      STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
October 31, 2002

                                                                  CMC                  CMC                 CMC
                                                               SMALL CAP          SMALL/MID CAP       INTERNATIONAL
                                                                 FUND                 FUND              STOCK FUND
                                                            ---------------      ---------------     ---------------
ASSETS:
  Investments at identified cost.........................   $   222,723,310      $    55,439,695     $    21,726,444
                                                            ---------------      ---------------     ---------------
  Investments at value...................................   $   205,492,965      $    53,890,710     $    19,849,252
  Repurchase agreement...................................        22,953,000            2,840,000             276,000
  Cash...................................................               419                  281                 419
  Cash denominated in foreign currencies (cost $365,833).                 -                    -             368,759
  Receivable for:
     Investments sold....................................         2,861,996              378,115             172,762
     Dividends...........................................                 -                2,640              34,874
     Interest............................................             1,148                  142                  14
     Foreign tax reclaims................................               256                    -              80,454
     Expense reimbursement due from investment adviser...                 -                6,944                   -
                                                            ---------------      ---------------     ---------------
  Total assets...........................................       231,309,784           57,118,832          20,782,534
                                                            ---------------      ---------------     ---------------

LIABILITIES:
  Payable for:
     Investments purchased...............................         1,224,639            2,288,880             107,144
     Capital stock redeemed..............................         2,004,793                    -                   -
     Investment management fee...........................           142,123               34,532              13,843
     Audit fee...........................................            22,008               19,400              27,000
     Transfer agent fee..................................             1,500                1,500               1,500
     Trustees' fee.......................................             7,481                1,762                 537
     Other liabilities...................................            33,562                3,979              16,897
                                                            ---------------      ---------------     ---------------
  Total liabilities......................................         3,436,106            2,350,053             166,921
                                                            ---------------      ---------------     ---------------
NET ASSETS...............................................   $   227,873,678      $    54,768,779     $    20,615,613
                                                            ===============      ===============     ===============

NET ASSETS consist of:
  Paid-in capital........................................   $   329,276,753      $    77,460,248     $    29,233,099
  Undistributed net investment income....................            72,143               21,326              84,225
  Accumulated net realized loss..........................      (107,197,873)         (24,003,810)         (7,105,435)
  Net unrealized appreciation (depreciation) on:
   Investments...........................................         5,722,655            1,291,015          (1,601,192)
   Foreign currency......................................                 -                    -               4,916
                                                            ---------------      ---------------     ---------------
NET ASSETS...............................................   $   227,873,678      $    54,768,779     $    20,615,613
                                                            ===============      ===============     ===============
Shares of capital stock outstanding......................        62,012,210            7,871,668           2,211,915
                                                            ===============      ===============     ===============
Net asset value, offering and redemption price per share.   $          3.67      $          6.96     $          9.32
                                                            ===============      ===============     ===============

                 See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                               CMC SMALL CAP FUND
                             CMC SMALL/MID CAP FUND
                          CMC INTERNATIONAL STOCK FUND
                          Portfolios of CMC Fund Trust
                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended October 31, 2002

                                                                             CMC                  CMC                 CMC
                                                                          SMALL CAP          SMALL/MID CAP       INTERNATIONAL
                                                                            FUND                 FUND             STOCK FUND
                                                                       ---------------      ---------------     ---------------
NET INVESTMENT INCOME:
   Income:
      Dividends...............................................         $       608,663      $       145,972     $       370,183
      Interest................................................                 286,876               77,530              12,298
      Foreign withholding tax on dividend income..............                    (384)                (192)            (29,962)
                                                                       ---------------      ---------------     ---------------
         Total income.........................................                 895,155              223,310             352,519
                                                                       ---------------      ---------------     ---------------

   Expenses:
      Investment management fees..............................               2,238,619              479,380             173,724
      Custody fees............................................                  55,926               25,215              49,928
      Audit fee...............................................                  21,631               18,700              27,000
      Transfer agent fees.....................................                  18,000               18,000              18,000
      Trustees' fees..........................................                   7,481                1,762                 241
      Other expenses..........................................                  20,374                5,810              34,962
                                                                       ---------------      ---------------     ---------------
         Total expenses.......................................               2,362,031              548,867             303,855
      Expense reimbursement by investment adviser.............                       -              (37,748)                  -
                                                                       ---------------      ---------------     ---------------
         Net expenses.........................................               2,362,031              511,119             303,855
                                                                       ---------------      ---------------     ---------------
   Net investment income (loss)...............................              (1,466,876)            (287,809)             48,664
                                                                       ---------------      ---------------     ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Net realized gain (loss) on:
      Investments.............................................             (50,084,055)         (11,733,008)         (3,468,760)
      Foreign capital gains tax...............................                       -                    -              (8,860)
      Foreign currency transactions...........................                       -                    -              44,506
                                                                       ---------------      ---------------     ---------------
      Net realized loss.......................................             (50,084,055)         (11,733,008)         (3,433,114)
                                                                       ---------------      ---------------     ---------------

   Net change in net unrealized appreciation/depreciation on:
      Investments.............................................              (2,348,752)           1,504,894              56,567
      Foreign currency translations...........................                       -                    -              11,667
                                                                       ---------------      ---------------     ---------------
      Net change in net unrealized appreciation/
         depreciation.........................................              (2,348,752)           1,504,894              68,234
                                                                       ---------------      ---------------     ---------------
   Net loss...................................................             (52,432,807)         (10,228,114)         (3,364,880)
                                                                       ---------------      ---------------     ---------------

NET DECREASE RESULTING
   FROM OPERATIONS............................................         $   (53,899,683)     $   (10,515,923)    $    (3,316,216)
                                                                       ===============      ===============     ===============

                 See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                               CMC SMALL CAP FUND
                             CMC SMALL/MID CAP FUND
                          CMC INTERNATIONAL STOCK FUND
                          Portfolios of CMC Fund Trust
                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                           CMC SMALL CAP FUND
                                                                                 -----------------------------------

                                                                                       YEAR ENDED OCTOBER 31,
                                                                                 -----------------------------------
                                                                                      2002                 2001
                                                                                 ---------------     ---------------
Operations:
   Net investment loss ......................................................    $    (1,466,876)    $      (535,747)
   Net realized loss on investments and foreign
     currency transactions...................................................        (50,084,055)        (56,978,384)
   Net change in net unrealized appreciation/depreciation on
     investments and foreign currency translations...........................         (2,348,752)        (26,583,589)
                                                                                 ---------------     ---------------
   Net decrease resulting from operations....................................        (53,899,683)        (84,097,720)

Distributions to shareholders:
   From net investment income................................................                  -                   -
   From net realized gains...................................................            (74,803)       (128,856,426)
                                                                                 ---------------     ---------------
     Total distributions to shareholders.....................................            (74,803)       (128,856,426)

Net capital share transactions...............................................         (1,672,970)        237,995,336
                                                                                 ---------------     ---------------

Net increase (decrease) in net assets........................................        (55,647,456)         25,041,190

NET ASSETS:
Beginning of period..........................................................        283,521,134         258,479,944
                                                                                 ---------------     ---------------
End of period................................................................    $   227,873,678     $   283,521,134
                                                                                 ===============     ===============
Undistributed net investment income..........................................    $        72,143     $             -
                                                                                 ===============     ===============

                 See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                               CMC SMALL CAP FUND
                             CMC SMALL/MID CAP FUND
                          CMC INTERNATIONAL STOCK FUND
                          Portfolios of CMC Fund Trust
                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     CMC SMALL/                            CMC INTERNATIONAL
                                                    MID CAP FUND                              STOCK FUND
                                      ----------------------------------------      --------------------------------

                                                                                        YEAR ENDED OCTOBER 31,
                                         YEAR ENDED           PERIOD ENDED          --------------------------------
                                      OCTOBER 31, 2002     OCTOBER 31, 2001(a)          2002               2001
                                      ----------------     -------------------      -------------      -------------
Operations:
   Net investment income (loss)...    $       (287,809)    $          (112,466)     $      48,664      $      61,683
   Net realized loss on
     investments and foreign
     currency transactions........         (11,733,008)            (12,270,802)        (3,433,114)        (3,611,973)
   Net change in net unrealized
     appreciation/depreciation
     on investments and foreign
     currency translations........           1,504,894                (213,878)            68,234         (1,895,347)
                                      ----------------     -------------------      -------------      -------------
   Net decrease resulting from
     operations...................         (10,515,923)            (12,597,146)        (3,316,216)        (5,445,637)

Distributions to shareholders:
   From net investment income.....                   -                       -            (69,418)                 -
   From net realized gains........                   -                       -                  -         (3,805,346)
                                      ----------------     -------------------      -------------      -------------
     Total distributions to
       shareholders...............                   -                       -            (69,418)        (3,805,346)

Net capital share transactions....          15,893,745              61,988,103          3,448,057          6,829,402
                                      ----------------     -------------------      -------------      -------------

Net increase (decrease) in
   net assets.....................           5,377,822              49,390,957             62,423         (2,421,581)

NET ASSETS:
Beginning of period...............          49,390,957                       -         20,553,190         22,974,771
                                      ----------------     -------------------      -------------      -------------
End of period.....................    $     54,768,779     $        49,390,957      $  20,615,613      $  20,553,190
                                      ================     ===================      =============      =============
Undistributed net
   investment income..............    $         21,326     $                 -      $      84,225      $      69,333
                                      ================     ===================      =============      =============

(a) The Fund commenced investment operations on December 1, 2000.

--------------------------------------------------------------------------------
                               CMC SMALL CAP FUND
                             CMC SMALL/MID CAP FUND
                          CMC INTERNATIONAL STOCK FUND
                          Portfolios of CMC Fund Trust
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  SIGNIFICANT ACCOUNTING POLICIES:

CMC Small Cap Fund, CMC Small/Mid Cap Fund and CMC International Stock Fund (the "Funds") are portfolios of CMC Fund Trust (the "Trust"), an open-end diversified investment company registered under the Investment Company Act of 1940, as amended. The Trust has established five other portfolios, CMC Strategic Equity Fund, CMC Fixed Income Securities Fund, CMC High Yield Fund, CMC International Bond Fund and CMC Short Term Bond Fund, which are not included in these financial statements. The CMC International Bond Fund is not yet operational. Each portfolio issues a separate series of the Trust's shares and maintains a separate investment portfolio. Following is a summary of significant accounting policies, in conformity with accounting principles generally accepted in the United States of America, which are consistently followed by each Fund in the preparation of its financial statements.

INVESTMENT VALUATION. Portfolio securities are valued based on the last sales prices reported by the principal securities exchanges on which the investments are traded or, in the absence of recorded sales, at the closing bid prices on such exchanges or over-the-counter markets. If the foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded. Investment securities with less than 60 days to maturity when purchased are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available will be valued at fair market value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the New York Stock Exchange, which would not be reflected in the computation of the Funds' net asset value. If events materially affecting the value of such securities and such exchange rates occur during such period, then these securities will be valued as their fair value as determined in good faith by or under the supervision of the Board of Trustees.

REPURCHASE AGREEMENTS. The Funds may engage in repurchase agreement transactions. The Funds, through their custodian, receive delivery of underlying securities collateralizing repurchase agreements. The Fund's investment adviser determines that the value of the underlying securities is at all times at least equal to the resale price. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

INVESTMENT TRANSACTIONS. Investment transactions are accounted for as of the date the investments are purchased or sold. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME AND EXPENSES. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis and each Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses incurred on behalf of the Trust and its underlying portfolios.

FORWARD CURRENCY EXCHANGE CONTRACTS. The CMC International Stock Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the US dollar value of the portfolio securities denominated in a foreign currency. Contracts are valued at the prevailing forward exchange rate of the underlying currencies. The gain or loss arising from the difference between the original contract price and the closing price of such contract is included in the net realized gains or losses from foreign currency transactions. Fluctuations in the value of forward currency contracts are recorded for financial reporting purposes as unrealized gains or losses. The Fund could be exposed to risks if counterparties to the forward contracts are unable to meet the terms of their contracts or if the value of

--------------------------------------------------------------------------------
                               CMC SMALL CAP FUND
                             CMC SMALL/MID CAP FUND
                          CMC INTERNATIONAL STOCK FUND
                          Portfolios of CMC Fund Trust
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

the foreign currency changes unfavorably. The effect of any change in the value of a hedged foreign currency would be offset by the corresponding change (resulting from a change in exchange rates) in value of the securities denominated in that currency. Net realized gains arising from such transactions for the year ended October 31, 2002, amounted to $44,506 and is included in realized gain from foreign currency transactions. As of October 31, 2002, the Fund had no outstanding forward currency contracts.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the CMC International Stock Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities of the Fund are translated into U.S. dollars at the daily rates of exchange on the valuation date. Purchases and sales of investment securities, dividend and interest income and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

The CMC International Stock Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices on investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

USE OF ESTIMATES. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends from net investment income are declared and paid annually. Distributions from any net realized gains are generally declared and paid annually. Additional distributions of net investment income and capital gains for each Fund may be made at the discretion of the Board of Trustees in accordance with the requirements of the Internal Revenue Code. Distributions to shareholders are recorded on the ex-date.

FEDERAL INCOME TAXES. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all taxable net investment income and net realized gains to its shareholders in a manner that results in no tax to the Funds. Therefore, no federal income or excise tax provision is required.

FOREIGN CAPITAL GAINS TAXES. Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 30%. The Funds provide for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction.

OTHER. There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions.

--------------------------------------------------------------------------------
                               CMC SMALL CAP FUND
                             CMC SMALL/MID CAP FUND
                          CMC INTERNATIONAL STOCK FUND
                          Portfolios of CMC Fund Trust
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

2.  TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES:

The investment adviser of the Funds is Columbia Management Company ("CMC"). CMC is an indirect wholly-owned subsidiary of FleetBoston Financial Corporation ("Fleet"), a publicly owned multi-bank holding company registered under the Bank Holding Company Act of 1956.

Investment management fees are paid by each Fund monthly to CMC. The Funds' fees are based on an annual rate of 0.75% of average daily net assets.

For the period ended October 31, 2001 through the year ending October 31, 2004, CMC has contractually agreed to reimburse ordinary expenses of the Small/Mid Cap Fund, to the extent that these expenses, together with the advisory fee, exceed 0.80% of the Fund's average daily net assets.

Trustees' fees and expenses were paid directly by each Fund to trustees having no affiliation with the Funds other than their capacity as trustees. Other officers and trustees received no compensation from the Funds.

The transfer agent for the Funds is Liberty Fund Services, Inc. ("LFSI"), an indirect wholly-owned subsidiary of Fleet. LFSI is compensated based on a per account fee or minimum of $1,500 per month. Prior to October 18, 2002, Columbia Trust Company, an affiliate of CMC and an indirect wholly-owned subsidiary of Fleet, served as the Funds' transfer agent at the same monthly fee.

Effective July 1, 2002, Colonial Management Associates, Inc. ("CMA"), an affiliate of CMC, is responsible for providing pricing and bookkeeping services to the Funds under a Pricing, Bookkeeping and Fund Administration Agreement. Under a separate agreement (the "Outsourcing Agreement"), CMA has delegated certain of these functions to State Street Bank and Trust Company ("State Street"). CMA pays fees to State Street under the Outsourcing Agreement. The Funds are not charged a fee for these services.

3.  FEDERAL INCOME TAX:

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for deferral of losses from wash sales, foreign currency transactions, capital loss carryforwards, real estate investment trusts, and foreign tax credits. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended October 31, 2002, permanent items identified and reclassified among the components of net assets are as follows:

                                           NET INVESTMENT      NET REALIZED        PAID-IN
                                               INCOME             LOSS             CAPITAL
                                           --------------      ------------      -----------
CMC Small Cap Fund.....................        $1,539,019           $69,829      $(1,608,848)
CMC Small/Mid Cap Fund.................           309,135            (3,122)        (306,013)
CMC International Stock Fund...........            35,646           (35,646)               -

Net investment income, net realized gains (losses) and net assets were not affected by this reclassification.

--------------------------------------------------------------------------------
                               CMC SMALL CAP FUND
                             CMC SMALL/MID CAP FUND
                          CMC INTERNATIONAL STOCK FUND
                          Portfolios of CMC Fund Trust
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The tax character of distributions paid during the year ended October 31, 2002 was as follows:

                                               ORDINARY          LONG-TERM
                                                INCOME         CAPITAL GAINS
                                            -------------      -------------
CMC Small Cap Fund....................            $74,803            $     -
CMC Small/Mid Cap Fund................                  -                  -
CMC International Stock Fund..........             69,418                  -

As of October 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                            UNDISTRIBUTED       UNREALIZED
                                               ORDINARY        APPRECIATION
                                                INCOME        (DEPRECIATION)*
                                            -------------     ---------------
CMC Small Cap Fund....................            $     -          $2,771,471
CMC Small/Mid Cap Fund................                  -             437,598
CMC International Stock Fund..........             91,584          (1,772,934)

*The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and real estate investment trust basis adjustments.

The following capital loss carryforwards are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

                                                 CMC            CMC SMALL/            CMC
                                              SMALL CAP           MID CAP        INTERNATIONAL
                                                 FUND              FUND           STOCK FUND
                                             ------------       -----------      -------------
YEAR OF EXPIRATION
2009  ................................       $ 52,068,024       $11,372,398         $3,488,300
2010  ................................         52,106,545        11,756,670          3,440,479
                                             ------------       -----------      -------------
Total ................................       $104,174,569       $23,129,068         $6,928,779
                                             ============       ===========      =============

Expired capital loss carryforwards, if any, are recorded as a reduction of paid-in capital.

4.  INVESTMENT TRANSACTIONS:

As of October 31, 2002, for federal income tax purposes, unrealized appreciation (depreciation) of investments were as follows:

                                                                                      NET
                                                                                  UNREALIZED
                                              UNREALIZED        UNREALIZED       APPRECIATION
                                             APPRECIATION     (DEPRECIATION)    (DEPRECIATION)
                                             ------------     --------------    --------------
CMC Small Cap Fund....................        $21,298,368      $(18,526,897)     $ 2,771,471
CMC Small/Mid Cap Fund................          4,852,201        (4,414,603)         437,598
CMC International Stock Fund..........            842,936        (2,620,786)      (1,777,850)

--------------------------------------------------------------------------------
                               CMC SMALL CAP FUND
                             CMC SMALL/MID CAP FUND
                          CMC INTERNATIONAL STOCK FUND
                          Portfolios of CMC Fund Trust
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

During the year ended October 31, 2002, purchases and sales of long-term securities, excluding U.S. government securities, were as follows:

                                               PURCHASES          SALES
                                             -------------     ------------
CMC Small Cap Fund....................       $342,947,990      $338,070,472
CMC Small/Mid Cap Fund................         94,300,223        74,472,947
CMC International Stock Fund..........         27,901,072        23,958,492

5.  CAPITAL STOCK ACTIVITY:

At October 31, 2002, each Fund had 100 million shares of no par value capital stock authorized. Transactions of capital shares were as follows:

                                                                      CMC SMALL CAP FUND
                                                            -------------------------------------

                                                                          YEAR ENDED
                                                            -------------------------------------
                                                            OCTOBER 31, 2002     OCTOBER 31, 2001
                                                            ----------------     ----------------
SHARES:
  Shares sold........................................             28,006,875           39,257,493
  Shares issued for reinvestment of dividends........                 15,143           21,433,664
                                                            ----------------     ----------------
                                                                  28,022,018           60,691,157
  Less shares redeemed...............................            (30,327,298)         (10,135,991)
                                                            ----------------     ----------------
  Net increase (decrease) in shares..................             (2,305,280)          50,555,166
                                                            ================     ================
AMOUNTS:
  Sales..............................................       $    122,231,939     $    201,524,146
  Reinvestment of dividends..........................                 74,656          128,601,986
                                                            ----------------     ----------------
                                                                 122,306,595          330,126,132
  Less redemptions...................................           (123,979,565)         (92,130,796)(a)
                                                            ----------------     ----------------
  Net increase (decrease)............................       $     (1,672,970)    $    237,995,336
                                                            ================     ================

(a) Includes $42,964,973 from the delivery of securities in in-kind redemptions.

--------------------------------------------------------------------------------
                               CMC SMALL CAP FUND
                             CMC SMALL/MID CAP FUND
                          CMC INTERNATIONAL STOCK FUND
                          Portfolios of CMC Fund Trust
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                     CMC SMALL/MID CAP FUND
                                                            -------------------------------------
                                                               YEAR ENDED           PERIOD ENDED
                                                            OCTOBER 31, 2002     OCTOBER 31, 2001(a)
                                                            ----------------     ----------------
SHARES:
  Shares sold........................................              2,797,021            6,370,886
  Less shares redeemed...............................             (1,096,189)            (200,050)
                                                            ----------------     ----------------
  Net increase in shares.............................              1,700,832            6,170,836
                                                            ================     ================

AMOUNTS:
  Sales..............................................       $     23,551,961     $     63,886,904(b)
  Less redemptions...................................             (7,658,216)          (1,898,801)
                                                            ----------------     ----------------
  Net increase.......................................       $     15,893,745     $     61,988,103
                                                            ================     ================

                                                                 CMC INTERNATIONAL STOCK FUND
                                                            -------------------------------------

                                                                          YEAR ENDED
                                                            -------------------------------------
                                                            OCTOBER 31, 2002     OCTOBER 31, 2001
                                                            ----------------     ----------------
SHARES:
  Shares sold........................................                944,395              359,392
  Shares issued for reinvestment of dividends........                  6,392              287,630
                                                            ----------------     ----------------
                                                                     950,787              647,022
  Less shares redeemed...............................               (710,896)             (93,552)
                                                            ----------------     ----------------
  Net increase in shares.............................                239,891              553,470
                                                            ================     ================

AMOUNTS:
  Sales..............................................       $     10,312,316     $      4,186,828
  Reinvestment of dividends..........................                 69,418            3,805,346
                                                            ----------------     ----------------
                                                                  10,381,734            7,992,174
  Less redemptions...................................             (6,933,677)          (1,162,772)
                                                            ----------------     ----------------
  Net increase.......................................       $      3,448,057     $      6,829,402
                                                            ================     ================

(a) The Fund commenced investment operations on December 1, 2000.
(b) Includes $20,397,942 of securities in an in-kind transfer.

--------------------------------------------------------------------------------

                        Report of Independent Accountants
--------------------------------------------------------------------------------

TO THE TRUSTEES OF CMC FUND TRUST AND SHAREHOLDERS OF CMC SMALL CAP FUND, CMC SMALL/MID CAP FUND AND CMC INTERNATIONAL STOCK FUND

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CMC Small Cap Fund, CMC Small/Mid Cap Fund and CMC International Stock Fund (the "Funds"), three of the portfolios of CMC Fund Trust, at October 31, 2002, and the results of each of their operations, the changes in each of their net assets, and their financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as financial statements) are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Portland, Oregon

December 20, 2002

--------------------------------------------------------------------------------

                              Unaudited Information
--------------------------------------------------------------------------------

FEDERAL INCOME TAX INFORMATION:

CMC International Stock Fund:

Foreign taxes paid during the fiscal year ended October 31, 2002, amounting to $31,462 ($0.01 per share) are expected to be passed through to shareholders as 100% allowable foreign tax credits on Form 1099-DIV for the year ending December 31, 2002.

Gross income derived from sources within foreign countries amounted to $370,183 ($0.17 per share) for the fiscal year ended October 31, 2002.

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of CMC Fund Trust, the term of office and length of time served, their principal occupations during at least the past five years, the number of portfolios in fund complex overseen by Trustee, and other directorships they hold are shown below. Each officer listed below serves as an officer of each CMC Fund Trust. The Statement of Additional Information (SAI) contains additional information about the Trustees and is available without charge upon request by calling the fund's distributor at 800-345-6611.


--------------------------------------------------------------------------------

                              Officers and Trustees
--------------------------------------------------------------------------------

                                                                                                      NUMBER OF
                                                                                                    PORTFOLIOS IN
                                                      TERM OF OFFICE            PRINCIPAL               FUND             OTHER
                                   POSITION(S)              AND               OCCUPATION(S)            COMPLEX       DIRECTORSHIPS
                                   HELD WITH          LENGTH OF TIME          DURING PAST 5          OVERSEEN BY        HELD BY
NAME, ADDRESS AND AGE                FUNDS               SERVED**               YEARS***          DIRECTOR/TRUSTEE   DIRECTOR****
----------------------------     --------------    -------------------    ----------------------    -------------    -------------
J. Jerry Inskeep, Jr.(1)*        Chairman and      Served for 37 Years    Chairman and                  23           None
1300 S.W. Sixth Avenue           Trustee                                  President CMC Fund
Portland, OR 97201                                                        Trust and Columbia
(71 years old)                                                            Funds

Jeff B. Curtis*                  President and     Served for 3 Years     Executive Vice
1300 S.W. Sixth Avenue           Assistant                                President and Chief
Portland, OR 97201               Secretary                                Operating Officer of
(49 years old)                                                            the Adviser. Prior to
                                                                          his current positions,
                                                                          Mr. Curtis was
                                                                          President, Senior
                                                                          Vice President
                                                                          and General Counsel
                                                                          of the Adviser.

Myron G. Child*                  Vice President    Served for 3 Years     Vice President of
1300 S.W. Sixth Avenue                                                    Columbia Trust
Portland, OR 97201                                                        Company
(62 years old)

Kathleen M. Griffin*             Vice President    Served for 3 Years     Vice President of
1300 S.W. Sixth Avenue                                                    Columbia Financial
Portland, OR 97201                                                        Center Incorporated
(43 years old)

Jeffrey L. Lunzer*               Vice President    Served for 3 Years     Vice President of the
1300 S.W. Sixth Avenue                                                    Adviser. Prior to his
Portland, OR 97201                                                        current positions,
(41 years old)                                                            Mr. Lunzer was the
                                                                          Controller for the
                                                                          Funds. Before joining
                                                                          the Funds in 1998,
                                                                          Mr. Lunzer was
                                                                          Treasurer and Fund
                                                                          Officer of WM Group of
                                                                          Funds, a mutual fund
                                                                          company.

                                       42

                                                                                                      NUMBER OF
                                                                                                    PORTFOLIOS IN
                                                      TERM OF OFFICE            PRINCIPAL               FUND             OTHER
                                   POSITION(S)              AND               OCCUPATION(S)            COMPLEX       DIRECTORSHIPS
                                   HELD WITH          LENGTH OF TIME          DURING PAST 5          OVERSEEN BY        HELD BY
NAME, ADDRESS AND AGE                FUNDS               SERVED**               YEARS***          DIRECTOR/TRUSTEE   DIRECTOR****
----------------------------     --------------    -------------------    ----------------------    -------------    -------------
Susan J. Woodworth*              Vice President    Served for 3 Years     Vice President of
1300 S.W. Sixth Avenue                                                    Columbia Trust
Portland, OR 97201                                                        Company
(50 years old)

Mark A. Wentzien*                Secretary         Served for 3 Years     Vice President of the
1300 S.W. Sixth Avenue                                                    Adviser. Prior to his
Portland, OR 97201                                                        current positions,
(42 years old)                                                            Mr. Wentzien was
                                                                          Associate Counsel of
                                                                          the Adviser.

----------
 (1) Mr. Inskeep is deemed to be interested because he is affiliated with the Adviser.

--------------------------------------------------------------------------------

                             Disinterested Trustees
--------------------------------------------------------------------------------

                                                                                                     NUMBER OF
                                                                                                   PORTFOLIOS IN
                                                     TERM OF OFFICE            PRINCIPAL               FUND              OTHER
                                  POSITION(S)              AND               OCCUPATION(S)            COMPLEX         DIRECTORSHIPS
                                   HELD WITH         LENGTH OF TIME          DURING PAST 5          OVERSEEN BY         HELD BY
NAME, ADDRESS AND AGE                FUNDS              SERVED**               YEARS***           DIRECTOR/TRUSTEE    DIRECTOR****
----------------------------    --------------    -------------------    ----------------------   ----------------    -------------
James C. George                 Director          Served for 9 Years     Investment                    23             None
1001 S.W. 5th Avenue                                                     Consultant
Suite 1100
Portland, OR 97204
(70 years old)

Patrick J. Simpson              Director          Served for 3 Years     Lawyer, Perkins               23            None
1211 S.W. 5th Avenue                                                     Coie LLP
Suite 1500
Portland, OR 97204
(58 years old)

Richard L. Woolworth            Director          Served for 12 Years    Chairman/CEO,                 23            The Regence
100 S.W. Market St. #1500                                                The Regence Group                           Group, Regence
Portland, OR 97207                                                                                                   BlueCross
(61 years old)                                                                                                       BlueShield of
                                                                                                                     Oregon; NW
                                                                                                                     Natural, a
                                                                                                                     natural gas
                                                                                                                     service
                                                                                                                     provider

----------
   * Interested person as defined by the 1940 Act.

  ** Each trustee serves for an indefinite term in accordance with the current
     Bylaws of the Trust until the date a trustee resigns, retires or is removed in accordance with the Bylaws of the Trust.

 *** All of the officers of the Funds are employees and officers of the Adviser and/or its affiliates. Only principal occupations are listed.

**** Each trustee is a director of the 15 Columbia Funds, each an open-end management investment company also advised by the Adviser.

                                 CMC FUND TRUST
                 1300 S.W. SIXTH AVENUE, PORTLAND, OREGON 97201


                                  - TRUSTEES -
                                 JAMES C. GEORGE
                              J. JERRY INSKEEP, JR.
                               PATRICK J. SIMPSON
                                RICHARD WOOLWORTH


                             - INVESTMENT ADVISOR -
                           COLUMBIA MANAGEMENT COMPANY
                             1300 S.W. SIXTH AVENUE
                             PORTLAND, OREGON 97201


                                - LEGAL COUNSEL -
                                 STOEL RIVES LLP
                        900 S.W. FIFTH AVENUE, SUITE 2300
                           PORTLAND, OREGON 97204-1268


                               - TRANSFER AGENT -
                          LIBERTY FUNDS SERVICES, INC.
                                  P.O. BOX 8081
                        BOSTON, MASSACHUSETTS 02266-8081


                                                CMC-02/658L-1002 (12/02) 02/2875


This information must be preceded or accompanied by a current prospectus. Please read it carefully before investing. The manager's views contained in this report are subject to change at any time, based on market and other considerations. Portfolio changes should not be considered recommendations for action by individual investors.

Funds distributed by Columbia Financial Center, Inc.

                                    [GRAPHIC]

                        [COLUMBIA MANAGEMENT GROUP LOGO]
                         A FLEETBOSTON FINANCIAL COMPANY


                        CMC FIXED INCOME SECURITIES FUND
                               CMC HIGH YIELD FUND
                          PORTFOLIOS OF CMC FUND TRUST


                                  ANNUAL REPORT
                                OCTOBER 31, 2002


                                                  ---------- ------------------
                                                   Not FDIC    May Lose Value
                                                   Insured   ------------------
                                                              No Bank Guarantee
                                                  ---------- ------------------
Advised by Columbia Management Company

                        CMC FIXED INCOME SECURITIES FUND
                          A Portfolio of CMC Fund Trust
                    MANAGEMENT DISCUSSION OF FUND PERFORMANCE

We are pleased to provide you with an investment review of the CMC Fixed Income Securities Fund. For the fiscal year ended October 31, 2002, the fund returned 3.97%. For the same period, the Lehman Brothers Aggregate Bond Index returned 5.89%, and the Lipper A Rated Bond Funds Index returned 3.81%.

Intermediate and long-term interest rates rose slightly during the 12-month period, while short-term rates fell as the Federal Reserve eased to bolster weakening economic growth. Despite volatility throughout the year, the bond market enjoyed a third year of positive returns and outperformance relative to stocks. From January, 2002, onward, the outlook for continued improvement in economic growth turned out to be unconvincing, and that served to further unsettle investors, who were faced with the prospects of war with Iraq, continued threats of terrorism and issues of corporate governance and accounting fraud. As a result, investors abandoned stocks and poured money into high quality US Treasury bonds. Other investment-grade bond market segments also reported gains for the fiscal year. However, the environment was challenging for the corporate bond sector, which was hurt by the delayed economic recovery and instances of corporate wrongdoing.

The fund benefited from its overweight in mortgage-backed securities, including asset-backed obligations and commercial mortgage-backed debt. Declining interest rates and the associated spike in mortgage refinancing activity led us to shift our mortgage-backed positions into lower coupon bonds as the year went on. (In a declining interest rate environment, when mortgages are repaid, mortgage holders get their principal back and are required to reinvest it at a lower interest rate). We have increased our investment in structured securities and 15-year mortgages, which we believe could help protect the fund if interest rates begin to rise.

During the 12-month period, we reduced the fund's corporate bond weighting in response to the economic environment and we added to our investment in Treasuries and mortgage-backed issues. Now, valuations among corporate bonds appear to be sufficiently attractive for us to consider adding to this sector. We have also attempted to lower the fund's risk exposure by reducing the size of individual positions and expanding its diversification.

Looking ahead, we believe that the Fed is likely to maintain short-term interest rates at their current low level until they see real economic growth stabilize. Although long-term interest rates may still have room to decline, we believe that rising intermediate and long-term rates pose a greater risk to the portfolio. As a result, we have positioned the fund cautiously, with a slightly lower duration relative to its benchmark, the Lehman Brothers Aggregate Bond Index. (Duration is a measure of interest rate sensitivity.)

The fund's top ten holdings (as a percentage of net assets) as of October 31, 2002 were:

HOLDING                                                                 (%)
U.S. Treasury Bond, 6.250% 08/15/2023                                   5.9
Federal Home Loan Mortgage Corp., 5.000% 12/31/2017                     4.3
Merit Securities Corp., 7.880% 12/28/2033                               4.0
U.S. Treasury Bond, 8.875% 08/15/2017                                   3.9
Federal Home Loan Mortgage Corp., 6.000% 05/01/2017                     3.7
U.S. Treasury Note, 3.500% 11/15/2006                                   3.2
FHLMC Multi-Class Mtg. Partn. CTFS., 6.500% 07/15/2023                  2.8
U.S. Treasury Note, 4.875% 02/15/2012                                   2.6
Residential Asset Securitization Trust, 5.180% 11/25/2026               2.4
Federal National Mortgage Association, 6.000% 12/01/2032                2.4

We appreciate your continued confidence in the CMC Fixed Income Securities Fund.

The Columbia Investment Team

October 31, 2002

Past performance does not guarantee future investment results. Returns and value of an investment may vary, resulting in a gain or loss on sale. Total return performance is illustrated for the periods ended October 31, 2002.

Investing in fixed-income securities offers the potential for attractive current income and total returns, but also involves certain risks. The value and return of your investment may fluctuate as a result of changes in interest rates; the financial strength of issuers of lower-rated bonds; foreign, political and economic developments; and changes in currency exchange rates.

Because the fund is actively managed, there is no guarantee the fund will continue to maintain the top ten holdings breakdown listed. The fund's holdings breakdown may change as market conditions change.

[CHART]

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

              CMC FIXED INCOME SECURITIES     LEHMAN BROTHERS AGGREGATE BOND    LIPPER A RATED BOND FUNDS
 9/31/00                          $10,000                            $10,000                      $10,000
 9/30/00                          $10,075                            $10,063                      $10,055
10/31/00                          $10,130                            $10,129                      $10,097
11/30/00                          $10,309                            $10,296                      $10,247
12/31/00                          $10,522                            $10,487                      $10,457
 1/31/01                          $10,681                            $10,659                      $10,651
 2/28/01                          $10,786                            $10,752                      $10,747
 3/31/01                          $10,844                            $10,806                      $10,785
 4/30/01                          $10,784                            $10,760                      $10,723
 5/31/01                          $10,850                            $10,825                      $10,794
 6/30/01                          $10,897                            $10,866                      $10,837
 7/31/01                          $11,144                            $11,109                      $11,083
 8/31/01                          $11,264                            $11,237                      $11,208
 9/30/01                          $11,424                            $11,368                      $11,252
10/31/01                          $11,651                            $11,606                      $11,495
11/30/01                          $11,503                            $11,446                      $11,356
12/31/01                          $11,445                            $11,373                      $11,271
 1/31/02                          $11,499                            $11,465                      $11,350
 2/28/02                          $11,605                            $11,576                      $11,434
 3/31/02                          $11,426                            $11,384                      $11,251
 4/30/02                          $11,636                            $11,605                      $11,450
 5/31/02                          $11,736                            $11,703                      $11,537
 6/30/02                          $11,823                            $11,804                      $11,587
 7/31/02                          $11,911                            $11,947                      $11,656
 8/31/02                          $12,114                            $12,149                      $11,869
 9/30/02                          $12,295                            $12,345                      $12,053
10/31/02                          $12,115                            $12,287                      $11,934

AVERAGE ANNUAL TOTAL RETURN (%), PERIOD ENDED OCTOBER 31, 2002

                                                 1-YEAR      LIFE
CMC Fixed Income Securities Fund                  3.97       9.26
Lehman Brothers Aggregate Bond Index              5.89       9.97
Lipper A Rated Bond Funds Index                   3.81       8.50
-----------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURN (%), PERIOD ENDED SEPTEMBER 30, 2002

                                                 1-YEAR      LIFE
CMC Fixed Income Securities Fund                  7.62      10.43
Lehman Brothers Aggregate Bond Index              8.60      10.63
Lipper A Rated Bond Funds Index                   7.13       9.39
-----------------------------------------------------------------

The fund's inception date is September 1, 2000, and index performance is from October 31, 2000.

Past performance does not guarantee future investment results. Returns and value of an investment may vary, resulting in a gain or loss on sale. The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment-grade US Treasury and agency securities, corporate bonds and mortgage-backed bonds. The Lipper A Rated Bond Funds Index, reflects equally weighted performance of the 30 largest mutual funds within its category tracked by Lipper Analytical Services. Unlike the fund, an index is not an investment, does not incur fees or expenses and is not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

                               CMC HIGH YIELD FUND
                          A Portfolio of CMC Fund Trust
                    MANAGEMENT DISCUSSION OF FUND PERFORMANCE

We are pleased to provide you with an investment review of the CMC High Yield Fund. For the fiscal year ended October 31, 2002, the fund returned 0.60%. That was significantly better than the Merrill Lynch Intermediate BB Index, which returned negative 5.58%.

During the first half of the fund's fiscal year, the high-yield bond market produced solid returns, with the Merrill Lynch Intermediate BB Index returning 5.00% between November 2001 and April 2002. However, market sentiment turned generally negative in the second half of the fund's fiscal year, as projections of slower economic growth and weaker earnings permeated the market. New issuance, coupled with concerns over chronic overcapacity and deteriorating earnings, drove high-yield bond prices down sharply in the telecommunications sector. News of accounting fraud at cable-operator Adelphia dealt another blow to investor confidence, and the high yield market gave back its earlier gains. (The fund sold the last of the Adelphia holdings before it suspended interest payments on its bonds.)

The fund steered clear of the high-profile telecom issues that were charged with financial irregularities during the year, notably WorldCom and Qwest, by focusing on higher quality issues. The fund's underweight in the utility and technology sectors relative to its benchmark also helped relative performance. By concentrating the fund's assets in more cash-rich, less economically-sensitive health care, gaming, and consumer sectors, we were also able to maintain a relatively stable income return. The fund's investments in the home-building sector benefited from declining interest rates. These factors combined to help the fund outperform its benchmark by a wide margin.

Our outlook for 2003 is positive. Buoyed by a modest rebound in the high-yield sector that commenced in the final month of the fiscal year, we also hope for signs of improvement in the economy and in corporate profits. Additionally, the current differential between yields on high-yield securities and US Treasury securities and investment grade bonds is still high by historical standards. And history shows that wide yield spreads have rarely persisted for long. If spreads narrow, high-yield securities could generate potentially attractive gains.

The fund's top ten holdings (as a percentage of net assets) as of October 31, 2002 were:

HOLDING                                                                 (%)
Pennzoil-Quaker State, 10.000% 11/01/2008                               3.2
Park Place Entertainment, 9.375% 02/15/2007                             2.5
KB Home, 8.625% 12/15/2008                                              2.5
Lamar Media, 9.625% 12/01/2006                                          2.4
Omnicare, 8.125% 03/15/2011                                             2.4
Health Care REIT, 7.500% 08/15/2007                                     2.4
TCI Communications, 8.750% 08/01/2015                                   2.4
American Axle & Manufacturing, 9.750% 03/01/2009                        2.3
Silgan Holdings, 9.000% 06/01/2009                                      2.3
Cott Beverages, 8.000% 12/15/2011                                       2.3

We appreciate your continued confidence in the CMC High Yield Fund.

The Columbia Investment Team
October 31, 2002

Past performance does not guarantee future investment results. Return and value of an investment may vary, resulting in a gain or loss on sale. Total return performance is illustrated for the periods ended October 31, 2002.

Investing in high yield securities offers the potential for high current income and attractive total return, but involves certain risks. Lower-rated bond risks include default of the issuer, rising interest rates and risk associated with investing in securities of foreign and emerging markets, including currency exchange rate fluctuations and economic and political change.

Because the fund is actively managed, there is no guarantee the fund will continue to maintain the top ten holdings breakdown listed. The fund's holdings breakdown may change as market conditions change.

[CHART]

                 GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

              CMC HIGH YIELD           MERRILL LYNCH INTERMEDIATE BB
  7/6/94             $10,000                       $10,000
 7/31/94              $9,989                       $10,000
 7/31/94              $9,989                       $10,101
 8/31/94             $10,063                       $10,181
 9/30/94             $10,105                       $10,170
10/31/94             $10,119                       $10,192
11/30/94              $9,990                       $10,127
12/31/94             $10,118                       $10,222
 1/31/95             $10,261                       $10,388
 2/28/95             $10,570                       $10,671
 3/31/95             $10,660                       $10,797
 4/30/95             $10,896                       $10,999
 5/31/95             $11,176                       $11,350
 6/30/95             $11,271                       $11,451
 7/31/95             $11,417                       $11,505
 8/31/95             $11,447                       $11,593
 9/30/95             $11,613                       $11,721
10/31/95             $11,787                       $11,833
11/30/95             $11,925                       $11,994
12/31/95             $12,125                       $12,167
 1/31/96             $12,304                       $12,337
 2/29/96             $12,369                       $12,299
 3/31/96             $12,212                       $12,219
 4/30/96             $12,188                       $12,164
 5/31/96             $12,204                       $12,197
 6/30/96             $12,221                       $12,313
 7/31/96             $12,324                       $12,379
 8/31/96             $12,557                       $12,481
 9/30/96             $12,778                       $12,693
10/31/96             $12,920                       $12,892
11/30/96             $13,210                       $13,144
12/31/96             $13,300                       $13,166
 1/31/97             $13,407                       $13,274
 2/28/97             $13,586                       $13,415
 3/31/97             $13,384                       $13,289
 4/30/97             $13,515                       $13,432
 5/31/97             $13,860                       $13,647
 6/30/97             $14,030                       $13,838
 7/31/97             $14,409                       $14,170
 8/31/97             $14,386                       $14,128
 9/30/97             $14,593                       $14,330
10/31/97             $14,584                       $14,419
11/30/97             $14,740                       $14,511
12/31/97             $14,913                       $14,644
 1/31/98             $15,165                       $14,823
 2/28/98             $15,242                       $14,857
 3/31/98             $15,334                       $14,939
 4/30/98             $15,390                       $15,033
 5/31/98             $15,472                       $15,152
 6/30/98             $15,585                       $15,253
 7/31/98             $15,781                       $15,352
 8/31/98             $15,250                       $15,030
 9/30/98             $15,545                       $15,308
10/31/98             $15,460                       $15,136
11/30/98             $15,987                       $15,463
12/31/98             $16,005                       $15,572
 1/31/99             $16,187                       $15,673
 2/28/99             $16,100                       $15,601
 3/31/99             $16,246                       $15,765
 4/30/99             $16,371                       $15,936
 5/31/99             $16,185                       $15,775
 6/30/99             $16,154                       $15,766
 7/31/99             $16,162                       $15,801
 8/31/99             $16,021                       $15,733
 9/30/99             $16,023                       $15,796
10/31/99             $16,047                       $15,723
11/30/99             $16,292                       $15,872
12/31/99             $16,389                       $15,960
 1/31/00             $16,315                       $15,882
 2/29/00             $16,351                       $15,858
 3/31/00             $16,243                       $15,751
 4/30/00             $16,358                       $15,731
 5/31/00             $16,342                       $15,613
 6/30/00             $16,714                       $15,956
 7/31/00             $16,856                       $16,151
 8/31/00             $17,165                       $16,382
 9/30/00             $17,146                       $16,289
10/31/00             $17,009                       $15,953
11/30/00             $16,786                       $15,931
12/31/00             $17,266                       $16,235
 1/31/01             $17,933                       $16,875
 2/28/01             $18,098                       $17,130
 3/31/01             $18,000                       $17,272
 4/30/01             $17,957                       $17,387
 5/31/01             $18,046                       $17,673
 6/30/01             $17,812                       $17,544
 7/31/01             $17,983                       $17,845
 8/31/01             $18,262                       $18,049
 9/30/01             $17,507                       $17,148
10/31/01             $18,187                       $17,565
11/30/01             $18,712                       $18,016
12/31/01             $18,529                       $17,854
 1/31/02             $18,657                       $17,847
 2/28/02             $18,502                       $17,729
 3/31/02             $18,742                       $18,102
 4/30/02             $18,887                       $18,442
 5/31/02             $18,851                       $18,460
 6/30/02             $18,359                       $17,068
 7/31/02             $18,060                       $16,375
 8/31/02             $18,401                       $16,685
 9/30/02             $18,314                       $16,618
10/31/02             $18,307                       $16,583

AVERAGE ANNUAL TOTAL RETURN (%), PERIOD ENDED OCTOBER 31, 2002

                                                       1-YEAR     5-YEAR     LIFE
CMC High Yield Fund                                     0.60       4.64      7.54
Merrill Lynch Intermediate BB Index                    -5.58       2.84      6.26
---------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (%), PERIOD ENDED SEPTEMBER 30, 2002

                                                       1-YEAR     5-YEAR     LIFE
CMC High Yield Fund                                     4.61       4.65      7.63
Merrill Lynch Intermediate BB Index                     3.08       3.01      6.35
---------------------------------------------------------------------------------

The funds inception date is July 6, 1994 and index performance is from June 30, 1994.

Past performance does not guarantee future investment results. Returns and value of an investment may vary, resulting in a gain or loss on sale. The Merrill Lynch Intermediate BB Index is a market weighted index, consisting of BB rated cash pay bonds, which are US dollar denominated bonds issued in the US domestic market with maturities between 1-10 years. Unlike the fund, an index is not an investment, does not incur fees or expenses and is not professionally managed. It is not possible to invest direct in an index. Securities in the fund may not match those in an index.

--------------------------------------------------------------------------------
                                 CMC Fund Trust
                              FINANCIAL HIGHLIGHTS
              (For a Fund Share Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                        CMC FIXED INCOME SECURITIES FUND
                        --------------------------------

                                                                                YEAR ENDED OCTOBER 31,          PERIOD ENDED
                                                                           ------------------------------        OCTOBER 31,
                                                                              2002                2001           2000 (a)(b)
                                                                           -----------         ----------       ------------
NET ASSET VALUE, BEGINNING OF PERIOD....................................   $    10.83          $   10.02        $     10.00
                                                                           -----------         ----------       ------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income................................................         0.56 (c)(d)        0.65               0.11
   Net realized and unrealized gain (loss) on investments...............        (0.15)(d)           0.81               0.02
                                                                           -----------         ----------       ------------
      Total from investment operations..................................         0.41               1.46               0.13
                                                                           -----------         ----------       ------------

LESS DISTRIBUTIONS:
   Dividends from net investment income.................................        (0.58)             (0.65)             (0.11)
   Distributions from capital gains.....................................        (0.14)             (0.00)(e)              -
                                                                           -----------         ----------       ------------
      Total distributions...............................................        (0.72)             (0.65)             (0.11)
                                                                           -----------         ----------       ------------
NET ASSET VALUE, END OF PERIOD..........................................   $    10.52          $   10.83        $     10.02
                                                                           ===========         ==========       ============

TOTAL RETURN (f)........................................................         3.97%             15.01%              1.31%(g)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)................................   $   27,412          $  28,774        $    10,866
Ratio of net expenses to average net assets (h).........................         0.40%              0.40%              0.40%
Ratio of total expenses to average net assets (h).......................         0.56%              0.65%              1.46%
Ratio of net investment income to average net assets....................         5.34%(d)           6.14%              6.57%
Portfolio turnover rate.................................................          147%               140%               103%

(a)  The Fund commenced investment operations on September 1, 2000.
(b)  Ratios and portfolio turnover rates are annualized.
(c)  Per share data was calculated using average shares outstanding.
(d) Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change, for the year ended October 31, 2002, was to decrease net investment income per share by $0.02, decrease net realized and unrealized loss per share by $0.02 and decrease the ratio of net investment income to average net assets from 5.53% to 5.34%. Per share data and ratios for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.
(e)  Rounds to less than $0.01 per share.
(f) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(g)  Not annualized.
(h) For the period ended October 31, 2000 through the year ending October 31, 2004, the investment adviser has contractually agreed to reimburse ordinary expenses of the Fund, to the extent that these expenses, together with the advisory fee, exceed 0.40% of the Fund's average daily net assets.

                 See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                                 CMC Fund Trust
                              FINANCIAL HIGHLIGHTS
               (For a Fund Share Outstanding Throughout Each Year)
--------------------------------------------------------------------------------

                               CMC HIGH YIELD FUND
                               -------------------

                                                                            YEAR ENDED OCTOBER 31,
                                                   -------------------------------------------------------------------------
                                                       2002              2001          2000         1999(a)         1998(a)
                                                   -----------        ----------    ----------    ----------      ----------
NET ASSET VALUE, BEGINNING OF YEAR...............  $     8.14         $    8.30     $    8.54     $    8.95       $    9.21
                                                   -----------        ----------    ----------    ----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income ........................        0.64 (b)(c)       0.72          0.73          0.74            0.76
   Net realized and unrealized loss
     on investments .............................       (0.58)(c)         (0.16)        (0.24)        (0.41)          (0.21)
                                                   -----------        ----------    ----------    ----------      ----------
      Total from investment operations ..........        0.06              0.56          0.49          0.33            0.55
                                                   -----------        ----------    ----------    ----------      ----------

LESS DISTRIBUTIONS:
   Dividends from net investment income .........       (0.65)            (0.72)        (0.73)        (0.74)          (0.76)
   Distributions from capital gains .............           -                 -             -         (0.00)(d)       (0.05)
                                                   -----------        ----------    ----------    ----------      ----------
      Total distributions .......................       (0.65)            (0.72)        (0.73)        (0.74)          (0.81)
                                                   -----------        ----------    ----------    ----------      ----------
NET ASSET VALUE, END OF YEAR.....................  $     7.55         $    8.14     $    8.30     $    8.54       $    8.95
                                                   ===========        ==========    ==========    ==========      ==========

TOTAL RETURN ....................................        0.60%             6.92%         6.01%         3.75%           6.00%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in thousands)...........  $  286,228         $ 348,979     $ 319,985     $ 271,551       $ 263,912
Ratio of expenses to average net assets .........        0.42%             0.44%         0.43%         0.43%           0.45%
Ratio of net investment income to average
   net assets ...................................        7.98%(c)          8.63%         8.70%         8.39%           8.28%
Portfolio turnover rate  ........................          62%               59%           56%           62%             71%

(a) Per share amounts have been adjusted to retroactively reflect a 4 for 1 share split effective September 1, 1999.
(b)  Per share data was calculated using average shares outstanding.
(c) Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change, for the year ended October 31, 2002, was to decrease net investment income per share by $0.01, decrease net realized and unrealized loss per share by $0.01 and decrease the ratio of net investment income to average net assets from 8.11% to 7.98%. Per share data and ratios for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.
(d)  Rounds to less than $0.01 per share.

                 See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                        CMC FIXED INCOME SECURITIES FUND
                          A Portfolio of CMC Fund Trust
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
OCTOBER 31, 2002

                                                                PRINCIPAL
                                                                  AMOUNT           VALUE
                                                               ------------   ---------------
U.S. GOVERNMENT SECURITIES (46.0%)
   U.S. TREASURY NOTES & BONDS (17.9%)
      U.S. TREASURY INFLATION INDEX BONDS
         3.375% 01/15/2007                                     $    575,907    $     619,010
      U.S. TREASURY BONDS
         6.250% 08/15/2023                                        1,415,000        1,625,316
         8.875% 08/15/2017                                          740,000        1,065,311
      U.S. TREASURY NOTES
         3.500% 11/15/2006                                          855,000          886,992
         4.875% 02/15/2012                                          665,000          717,248
                                                                              ---------------
                                                                                   4,913,877
                                                                              ---------------
   U.S. AGENCY BONDS (0.7%)
      FEDERAL HOME LOAN BANK
         5.375% 01/05/2004                                          125,000          130,559
      FEDERAL HOME LOAN MORTGAGE CORP.
         3.500% 09/15/2003 (a)                                       50,000           50,858
                                                                              ---------------
                                                                                     181,417
                                                                              ---------------
   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (1.8%)
         7.000% 01/15/2032 - 03/15/2032                             469,177          492,887
                                                                              ---------------

   FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) (12.6%)
         5.000% 12/31/2017 (b)                                    1,155,000        1,177,742
         6.000% 05/01/2017 - 10/01/2032                           1,577,159        1,635,517
         6.500% 08/01/2032                                          620,316          643,837
                                                                              ---------------
                                                                                   3,457,096
                                                                              ---------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (5.3%)
         5.000% 12/31/2017 (b)                                      610,000          621,438
         6.000% 12/01/2032 (b)                                      630,000          648,113
         6.500% 07/01/2032 (b)                                      188,190          195,150
                                                                              ---------------
                                                                                   1,464,701
                                                                              ---------------
   AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (7.7%)
      GNMA GTD. REMIC PASS THRU SECS.
      REMIC TR. 1999-14 CL. PE
         6.000% 11/20/2025                                          150,000          158,175
         6.500% 06/01/2032                                          170,000          183,325
      FNMA GTD. REMIC PASS THRU CTF.
      REMIC TR. 2001-56 CL. KD
         6.500% 07/25/2030                                          140,000          148,851
      REMIC TR. 1996-48 CL. C
         7.500% 12/25/2025                                           76,750           77,630
      REMIC TR. 2001-34 CL. AE
         6.000% 07/25/2029                                          310,000          324,536
      FHLMC GNMA MULTICLASS MTG. PARTN. CTFS.
      GTD. SERIES 24 CL. J
         6.250% 11/25/2023                                          150,000          162,058

                 See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                        CMC FIXED INCOME SECURITIES FUND
                          A Portfolio of CMC Fund Trust
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                                PRINCIPAL
                                                                  AMOUNT           VALUE
                                                               ------------   ---------------
U.S. GOVERNMENT SECURITIES (CONTINUED)
      FHLMC MULTICLASS MTG. PARTN. CTFS.
      GTD. SERIES 1558 CL. C
         6.500% 07/15/2023                                     $    750,000    $     778,930
      GTD. SERIES 2113 CL. MU
         6.500% 08/15/2027                                          260,000          272,380
                                                                              ---------------
                                                                                   2,105,885
                                                                              ---------------
      TOTAL U.S. GOVERNMENT SECURITIES
        (COST OF $12,156,899)                                                     12,615,863
                                                                              ---------------
CORPORATE NOTES & BONDS (26.5%)
   INDUSTRIAL (11.2%)
      ALCAN, INC.
         7.250% 03/15/2031                                           75,000           86,278
      ALCOA, INC.
         6.750% 01/15/2028                                           75,000           80,970
      ALCOA, INC., SERIES B
         6.500% 06/15/2018                                          100,000          104,670
      AMERICAN HOME PRODUCTS CORP.
         6.250% 03/15/2006                                          125,000          132,767
      ANADARKO FINANCE CO., SERIES B
         7.500% 05/01/2031                                          125,000          143,003
      ANHEUSER-BUSCH COS., INC.
         5.750% 04/01/2010                                           50,000           54,246
      CANADIAN NATIONAL RAILWAY CO.
      SERIES 1997-A2
         7.195% 01/02/2016                                           74,295           83,423
      CATERPILLAR FINANCIAL SERVICES CORP.
         6.875% 08/01/2004                                          200,000          215,218
      CHEVRONTEXACO CAPITAL CO.
         3.500% 09/17/2007                                          100,000          101,271
      COCA-COLA ENTERPRISES, INC.
         6.950% 11/15/2026                                           60,000           66,833
      CONOCO, INC.
         5.900% 04/15/2004                                           50,000           52,584
      COORS BREWING CO.
         6.375% 05/15/2012                                           75,000           83,129
      COX ENTERPRISES, INC.
         8.000% 02/15/2007 (c)                                      125,000          129,882
      DEVON FINANCING CORP. U.L.C.
         6.875% 09/30/2011                                          110,000          122,279
      DIAGEO CAPITAL PLC
         6.625% 06/24/2004                                           75,000           80,480
      HONEYWELL INTERNATIONAL, INC.
         7.500% 03/01/2010                                          150,000          174,230
      INTERNATIONAL PAPER CO.
         8.000% 07/08/2003                                          125,000          129,612
      MEADWESTVACO CORP.
         6.850% 04/01/2012                                          100,000          105,850

                 See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                        CMC FIXED INCOME SECURITIES FUND
                          A Portfolio of CMC Fund Trust
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                                PRINCIPAL
                                                                  AMOUNT           VALUE
                                                               ------------   ---------------
CORPORATE NOTES & BONDS (CONTINUED)
      PEPSIAMERICAS, INC.
         3.875% 09/12/2007                                     $    125,000    $     125,529
      PHILLIPS PETROLEUM CO.
         8.500% 05/25/2005                                          125,000          142,372
      PROCTOR & GAMBLE CO.
         4.750% 06/15/2007                                          150,000          159,949
      TCI COMMUNICATIONS, INC.
         8.000% 08/01/2005                                          145,000          144,548
      TIME WARNER, INC.
         7.975% 08/15/2004                                           75,000           76,215
      UNITED TECHNOLOGIES CORP.
         6.500% 06/01/2009                                           40,000           44,650
         7.125% 11/15/2010                                          100,000          115,376
      VERIZON GLOBAL FUNDING CORP.
         7.250% 12/01/2010                                          150,000          162,627
      WAL-MART STORES
         4.375% 07/12/2007                                          150,000          156,710
                                                                              ---------------
                                                                                   3,074,701
                                                                              ---------------
   FINANCIALS (9.5%)
      AMERICAN GENERAL FINANCE
         5.375% 09/01/2009                                           50,000           50,984
      BANK OF AMERICA CORP.
         5.875% 02/15/2009                                          100,000          106,946
         7.800% 02/15/2010                                          100,000          117,943
      CIT GROUP, INC.
         7.250% 08/15/2005                                           60,000           61,526
      CITIGROUP, INC.
         7.250% 10/01/2010                                          175,000          198,606
      EQUITABLE COS., INC.
         9.000% 12/15/2004                                          250,000          281,030
      FORD MOTOR CREDIT CO.
         6.875% 02/01/2006                                          235,000          216,810
         7.375% 10/28/2009                                           25,000           22,661
      GENERAL ELECTRIC CAPITAL CORP.
      SERIES A
         6.000% 06/15/2012                                          225,000          239,450
      GENERAL MOTORS ACCEPTANCE CORP.
         5.250% 05/16/2005                                          175,000          171,245
      HEALTH CARE PROPERTY INVESTORS, INC.
         6.875% 06/08/2005                                          125,000          132,324
      HOUSEHOLD FINANCE CORP.
         6.400% 06/17/2008                                          225,000          199,956
      SIMON PROPERTY GROUP L.P.
         6.625% 06/15/2003                                           75,000           76,858
      US BANK N.A.
         6.375% 08/01/2011                                          225,000          249,354

                 See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                        CMC FIXED INCOME SECURITIES FUND
                          A Portfolio of CMC Fund Trust
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                                PRINCIPAL
                                                                  AMOUNT           VALUE
                                                               ------------   ---------------
CORPORATE NOTES & BONDS (CONTINUED)
      WACHOVIA CORP.
         4.950% 11/01/2006                                     $    200,000    $     211,736
      WASHINGTON MUTUAL, INC.
         5.625% 01/15/2007                                          150,000          158,167
      WELLS FARGO FINANCIAL, INC.
         4.875% 06/12/2007                                          110,000          116,743
                                                                              ---------------
                                                                                   2,612,339
                                                                              ---------------
   HEALTHCARE (0.3%)
      ANTHEM, INC.
         6.800% 08/01/2012                                           85,000           91,706
                                                                              ---------------

   UTILITIES (3.6%)
      EL PASO CORP.
         7.750% 01/15/2032                                          100,000           63,154
      FPL GROUP CAPITAL, INC.
         6.125% 05/15/2007                                          175,000          184,312
      KINDER MORGAN ENERGY PARTNERS L.P.
         8.000% 03/15/2005                                          150,000          164,139
      PEPCO HOLDINGS, INC.
         6.450% 08/15/2012 (c)                                      125,000          124,519
      PROGRESS ENERGY, INC.
         7.750% 03/01/2031                                          100,000           98,574
      SOUTHERN POWER CO.
         6.250% 07/15/2012 (c)                                      160,000          167,844
      TEXAS EASTERN TRANSMISSION CORP.
         7.300% 12/01/2010                                          150,000          166,011
                                                                              ---------------
                                                                                     968,553
                                                                              ---------------
   INTERNATIONAL (1.9%)
      BRITISH COLUMBIA PROVINCE
         5.375% 10/29/2008                                           80,000           87,569
      ONTARIO PROVINCE
         3.500% 09/17/2007                                          100,000          100,652
         6.000% 02/21/2006                                          100,000          108,997
      QUEBEC PROVINCE
         6.500% 01/17/2006                                           95,000          105,362
      UNITED MEXICAN STATES
         8.000% 09/24/2022                                          110,000          107,525
                                                                              ---------------
                                                                                     510,105
                                                                              ---------------
      TOTAL CORPORATE NOTES & BONDS
        (COST OF $6,929,844)                                                       7,257,404
                                                                              ---------------

                 See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                        CMC FIXED INCOME SECURITIES FUND
                          A Portfolio of CMC Fund Trust
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                                PRINCIPAL
                                                                  AMOUNT           VALUE
                                                               ------------   ---------------
OTHER SECURITIZED LOANS (22.8%)
   ASSET BACKED SECURITIES (7.1%)
      AMERICREDIT AUTOMOBILE RECEIVABLES TRUST
      SERIES 2000-1 CL. B
         7.160% 09/05/2005                                     $    450,000    $     476,219
      IMC HOME EQUITY LOAN TRUST
      SERIES 1997-3 CL. A6
         7.520% 08/20/2028                                           35,148           36,950
      MERIT SECURITIES CORP.
      SERIES 13 CL. A4
         7.880% 12/28/2033                                        1,050,000        1,098,350
      NEW CENTURY HOME EQUITY LOAN TRUST
      SERIES 1999-NCA CL. A7
         7.320% 07/25/2029                                           20,858           22,158
      WIMLT SERIES 1997-2 CL. A5
         7.255% 05/25/2028                                          301,959          322,963
                                                                              ---------------
                                                                                   1,956,640
                                                                              ---------------
   COLLATERALIZED MORTGAGE OBLIGATIONS (14.6%)
      COUNTRYWIDE HOME LOANS
      SERIES 2002-16 CL. 1A1
         6.500% 09/25/2032                                          257,817          268,363
      FIRST NATIONWIDE TRUST
      SERIES 2000-1 CL. 2A3
         8.000% 10/25/2030                                          333,747          350,209
      IMPAC SECURED ASSETS CMN OWNER TRUST
      SERIES 2002-3 CL. A2
         5.210% 08/25/2032                                          250,000          255,369
      PNC MORTGAGE SECURITIES CORP.
      SERIES 1998-12 CL. 4A4
         6.500% 01/25/2029                                          104,728          107,081
      RESIDENTIAL ASSET SECURITIZATION TRUST
      SERIES 1999-A1 CL. A1
         6.750% 03/25/2029                                          407,019          419,330
      SERIES 2002-A1 CL. A4
         6.590% 01/25/2030                                          390,000          419,283
      SERIES 2002-A5 CL. A2
         5.820% 01/25/2027                                          520,000          536,151
      SERIES 2002-A7 CL. A2
         5.180% 11/25/2026                                          640,000          654,485
      SLM STUDENT LOAN TRUST
      SERIES 1997-3 CL. A2
         2.336% 10/25/2010 (d)                                      298,334          299,367
      SERIES 1997-4 CL. A2
         2.446% 10/25/2010 (d)                                      225,000          226,993
      STRUCTURED ASSET SECURITIES CORP.
      SERIES 1999-ALS2 CL. A2
         6.750% 07/25/2029                                          292,318          299,765

                 See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                        CMC FIXED INCOME SECURITIES FUND
                          A Portfolio of CMC Fund Trust
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                                PRINCIPAL
                                                                  AMOUNT           VALUE
                                                               ------------   ---------------
OTHER SECURITIZED LOANS (CONTINUED)
      SERIES 2001-2 CL. 1A1
         6.500% 03/25/2031                                     $    163,509    $     165,214
                                                                              ---------------
                                                                                   4,001,610
                                                                              ---------------
   COMMERCIAL MORTGAGE BACKED SECURITIES (1.1%)
      GMAC COMMERCIAL MORTGAGE ASSET CORP. (144A)
      SERIES 2001-FLAA CL. B1
         2.300% 6/15/2013 (c)                                       207,245          206,720
      NATIONSLINK FUNDING CORP.
      SERIES 1999-SL CL. A5
         6.888% 11/10/2030                                           90,000          101,120
                                                                              ---------------
                                                                                     307,840
                                                                              ---------------
      TOTAL OTHER SECURITIZED LOANS
        (COST OF $6,112,482)                                                       6,266,090
                                                                              ---------------
REPURCHASE AGREEMENT (12.7%)
      REPURCHASE AGREEMENT WITH STATE STREET BANK &
         TRUST, DATED 10/31/02, DUE 11/01/02 AT 1.800%,
         COLLATERALIZED BY A U.S. TREASURY NOTE
         MATURING 06/30/04, MARKET VALUE OF $3,546,283
         (REPURCHASE PROCEEDS $3,474,173)
         (COST OF $3,474,000)                                     3,474,000        3,474,000
                                                                              ---------------

      TOTAL INVESTMENTS (108.0%)
         (COST OF $28,673,225) (e)                                                29,613,357

      OTHER ASSETS & LIABILITIES, net (-8.0%)                                     (2,201,577)
                                                                              ---------------

      NET ASSETS (100.0%)                                                      $  27,411,780
                                                                              ===============

                 See Accompanying Notes to Financial Statements.

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                        CMC FIXED INCOME SECURITIES FUND
                          A Portfolio of CMC Fund Trust
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

FUTURES CONTRACTS:

                                                                                             NET UNREALIZED
                                                                                              APPRECIATION
PURCHASED                              EXPIRES          CONTRACTS          VALUE             (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------
LONG - U.S. TREASURY BOND           December 2002           4          $     442,625         $       9,688
SHORT - U.S. TREASURY NOTE          December 2002         (17)            (3,657,922)              (51,797)
                                                                                            ---------------
                                                                                             $     (42,109)
                                                                                            ===============

NOTES TO SCHEDULE OF INVESTMENTS:
  (a) A portion of this security was segregated at the custodian to cover futures contracts obligations.
  (b)  Security purchased on a delayed delivery basis.
  (c) This security is exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2002, the value of these securities amounted to $628,965 or 2.3% of net assets.
  (d)  Variable rate security - the rate reported is the current rate in effect.
  (e) Cost for generally accepted accounting principles is $28,673,225. Cost for federal income tax purposes is $28,715,015. The difference between cost for generally accepted accounting principles and cost on a tax basis is related to timing differences and amortization/accretion tax elections on fixed-income securities. Realized losses have been deferred for tax purposes and cost adjusted accordingly.

                 See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                               CMC HIGH YIELD FUND
                          A Portfolio of CMC Fund Trust
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
OCTOBER 31, 2002

                                                                PRINCIPAL
                                                                  AMOUNT           VALUE
                                                               ------------   ---------------
CORPORATE NOTES & BONDS (93.7%)
   AEROSPACE (1.6%)
      L-3 COMMUNICATIONS CORP.
      SENIOR SUBORDINATED NOTES
         7.625% 06/15/2012                                     $  4,350,000    $   4,502,250
                                                                              ---------------

   AUTOMOTIVE/AUTO PARTS (4.4%)
      AMERICAN AXLE & MANUFACTURING, INC.
      SENIOR SUBORDINATED NOTES
         9.750% 03/01/2009                                        6,250,000        6,656,250
      LEAR CORP.
      SENIOR NOTES, SERIES B
         7.960% 05/15/2005                                        5,300,000        5,485,500
         8.110% 05/15/2009                                          500,000          521,250
                                                                              ---------------
                                                                                  12,663,000
                                                                              ---------------
   CABLE TV (6.8%)
      MEDIACOM L.L.C./MEDIACOM CAPITAL CORP.
      SENIOR NOTES
         7.875% 02/15/2011                                        5,500,000        3,740,000
         9.500% 01/15/2013                                        3,000,000        2,175,000
      ROGERS CABLE, INC.
      NOTES
         7.875% 05/01/2012                                        3,000,000        2,712,987
      ROGERS COMMUNICATIONS, INC.
      SENIOR NOTES
         8.875% 07/15/2007                                        5,000,000        4,150,000
      TCI COMMUNICATIONS, INC.
      SENIOR NOTES
         8.750% 08/01/2015                                        6,600,000        6,784,919
                                                                              ---------------
                                                                                  19,562,906
                                                                              ---------------
   CAPITAL GOODS (4.0%)
      KENNMETAL, INC.
      SENIOR NOTES
         7.200% 06/15/2012                                        6,135,000        6,214,908
      UNITED RENTALS, INC.
      SENIOR SUBORDINATED NOTES, SERIES B
         8.800% 08/15/2008                                        3,500,000        2,555,000
         9.500% 06/01/2008                                        2,500,000        1,837,500
      UNITED RENTALS, INC.
      SENIOR NOTES, SERIES B
         9.250% 01/15/2009                                        1,250,000          915,625
                                                                              ---------------
                                                                                  11,523,033
                                                                              ---------------

                 See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                               CMC HIGH YIELD FUND
                          A Portfolio of CMC Fund Trust
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                                PRINCIPAL
                                                                  AMOUNT           VALUE
                                                               ------------   ---------------
CORPORATE NOTES & BONDS (CONTINUED)
   CONSUMER PRODUCTS (8.7%)
      HASBRO, INC.
      NOTES
         6.150% 07/15/2008                                     $    820,000    $     770,800
      HASBRO, INC.
      SENIOR NOTES
         8.500% 03/15/2006                                        5,535,000        5,590,350
      PENNZOIL-QUAKER STATE CO.
      SENIOR NOTES
         10.000% 11/01/2008                                       7,500,000        9,028,125
      PLATEX PRODUCTS, INC.
      SENIOR SUBORDINATED NOTES
         9.375% 06/01/2001                                        3,000,000        3,195,000
      SCOTTS CO.
      SENIOR SUBORDINATED NOTES
         8.625% 01/15/2009                                        6,050,000        6,292,000
                                                                              ---------------
                                                                                  24,876,275
                                                                              ---------------
   DIVERSIFIED MEDIA (2.4%)
      LAMAR MEDIA CORP.
      SENIOR SUBORDINATED NOTES
         9.625% 12/01/2006                                        6,660,000        6,893,100
                                                                              ---------------

   ELECTRIC (0.4%)
      CALPINE CORP.
      SENIOR NOTES
         8.750% 07/15/2007                                        3,000,000          990,000
                                                                              ---------------

   ENERGY (6.3%)
      POGO PRODUCING CO.
      SENIOR SUBORDINATED NOTES
         8.250% 04/15/2011                                          250,000          261,250
      PRIDE INTERNATIONAL, INC.
      SENIOR NOTES
         9.375% 05/01/2007                                        3,000,000        3,135,000
         10.000% 06/01/2009                                       2,475,000        2,666,813
      VINTAGE PETROLEUM, INC.
      SENIOR SUBORDINATED NOTES
         9.750% 06/30/2009                                        5,525,000        5,676,937
      XTO ENERGY, INC.
      SENIOR NOTES
         7.500% 04/15/2012                                        6,000,000        6,360,000
                                                                              ---------------
                                                                                  18,100,000
                                                                              ---------------

                 See Accompanying Notes to Financial Statements.

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                               CMC HIGH YIELD FUND
                          A Portfolio of CMC Fund Trust
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                                PRINCIPAL
                                                                  AMOUNT           VALUE
                                                               ------------   ---------------
CORPORATE NOTES & BONDS (CONTINUED)
   ENVIRONMENTAL (2.4%)
      ALLIED WASTE NORTH AMERICA, INC.
      SENIOR SUBORDINATED NOTES, SERIES B
         10.000% 08/01/2009                                    $  6,450,000    $   6,192,000
      SYNAGRO TECHNOLOGIES, INC.
      SENIOR SUBORDINATED NOTES
         9.500% 04/01/2009                                          650,000          669,500
                                                                              ---------------
                                                                                   6,861,500
                                                                              ---------------
   FOOD & DRUG RETAIL (6.8%)
      CONSTELLATION BRANDS, INC.
      SENIOR SUBORDINATED NOTES
         8.500% 03/01/2009                                        5,950,000        6,262,375
      COTT BEVERAGES, INC.
      SENIOR SUBORDINATED NOTES
         8.000% 12/15/2011                                        6,250,000        6,546,875
      GREAT ATLANTIC & PACIFIC TEA CO., INC.
      NOTES
         7.750% 04/15/2007                                        3,290,000        1,974,000
      WINN-DIXIE STORES, INC.
      SENIOR NOTES
         8.875% 04/01/2008                                        4,775,000        4,775,000
                                                                              ---------------
                                                                                  19,558,250
                                                                              ---------------
   GAMING (7.7%)
      HARRAHS OPERATING CO., INC.
      SENIOR SUBORDINATED NOTES
         7.875% 12/15/2005                                        5,950,000        6,299,562
      INTERNATIONAL GAME TECHNOLOGY
      SENIOR NOTES
         7.875% 05/15/2004                                        3,450,000        3,588,000
         8.375% 05/15/2009                                        1,200,000        1,314,000
      PARK PLACE ENTERTAINMENT CORP.
      SENIOR SUBORDINATED NOTES
         9.375% 02/15/2007                                        6,725,000        7,061,250
      STATION CASINOS, INC.
      SENIOR SUBORDINATED NOTES
         8.875% 12/01/2008                                        2,000,000        2,090,000
         9.875% 07/01/2010                                        1,425,000        1,535,438
                                                                              ---------------
                                                                                  21,888,250
                                                                              ---------------
   HEALTHCARE (10.9%)
      ADVANCEPCS
      SENIOR NOTES
         8.500% 04/01/2008                                        5,500,000        5,637,500
      AMERISOURCEBERGEN CORP.
      SENIOR NOTES
         8.125% 09/01/2008                                        5,700,000        6,099,000

                 See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                               CMC HIGH YIELD FUND
                          A Portfolio of CMC Fund Trust
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                                PRINCIPAL
                                                                  AMOUNT           VALUE
                                                               ------------   ---------------
CORPORATE NOTES & BONDS (CONTINUED)
      HCA, INC.
      NOTES
         6.950% 05/01/2012                                     $    250,000    $     253,284
      OMNICARE, INC.
      SENIOR SUBORDINATED NOTES, SERIES B
         8.125% 03/15/2011                                        6,500,000        6,890,000
      SELECT MEDICAL CORP.
      SENIOR SUBORDINATED NOTES
         9.500% 06/15/2009                                        6,225,000        6,287,250
      TRIAD HOSPITALS, INC.
      SENIOR NOTES, SERIES B
         8.750% 05/01/2009                                        5,750,000        6,095,000
                                                                              ---------------
                                                                                  31,262,034
                                                                              ---------------
   HOMEBUILDERS (6.6%)
      KB HOME
      SENIOR SUBORDINATED NOTES
         8.625% 12/15/2008                                        7,000,000        7,035,000
      TECH OLYMPIC USA, INC.
      SENIOR NOTES
         9.000% 07/01/2010 (a)                                    6,700,000        5,829,000
      TOLL CORP.
      SENIOR SUBORDINATED NOTES
         7.750% 09/15/2007                                        6,200,000        5,983,000
                                                                              ---------------
                                                                                  18,847,000
                                                                              ---------------
   HOTELS (6.0%)
      EXTENDED STAY AMERICA, INC.
      SENIOR SUBORDINATED NOTES
         9.875% 06/15/2011                                        5,750,000        5,491,250
      HOST MARRIOTT LP
         8.375% 02/15/2006                                        6,000,000        5,850,000
      ITT CORP.
      NOTES
         6.750% 11/15/2005                                        6,000,000        5,820,000
                                                                              ---------------
                                                                                  17,161,250
                                                                              ---------------
   LEISURE (1.9%)
      SIX FLAGS, INC.
      SENIOR NOTES
         9.500% 02/01/2009                                        1,250,000        1,128,125
         9.750% 06/15/2007                                        4,725,000        4,370,625
                                                                              ---------------
                                                                                   5,498,750
                                                                              ---------------
   NON-FOOD & DRUG RETAIL (1.9%)
      UNITED STATIONERS SUPPLY CO.
      SENIOR SUBORDINATED NOTES
         8.375% 04/15/2008                                        5,400,000        5,427,000
                                                                              ---------------

                 See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                               CMC HIGH YIELD FUND
                          A Portfolio of CMC Fund Trust
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                                PRINCIPAL
                                                                  AMOUNT           VALUE
                                                               ------------   ---------------
CORPORATE NOTES & BONDS (CONTINUED)
   PACKAGING (5.3%)
      BALL CORP.
      SENIOR NOTES
         7.750% 08/01/2006                                     $  1,450,000    $   1,500,750
      BALL CORP.
      SENIOR SUBORDINATED NOTES
         8.250% 08/01/2008                                        5,240,000        5,423,400
      OWENS-ILLINOIS, INC.
      SENIOR NOTES
         7.150% 05/15/2005                                        1,500,000        1,417,500
         8.100% 05/15/2007                                          125,000          116,563
      SILGAN HOLDINGS, INC.
      SENIOR SUBORDINATED DEBENTURES
         9.000% 06/01/2009                                        6,400,000        6,656,000
                                                                              ---------------
                                                                                  15,114,213
                                                                              ---------------
   PRINTING & PUBLISHING (1.0%)
      DEX MEDIA EAST LLC
      SENIOR SUBORDINATED NOTES
         12.125% 11/15/2012 (a)                                   2,750,000        2,846,250
                                                                              ---------------

   REAL ESTATE INVESTMENT TRUST (2.4%)
      HEALTH CARE REIT, INC.
      SENIOR NOTES
         7.500% 08/15/2007                                        6,450,000        6,793,321
                                                                              ---------------

   RESTAURANTS (2.2%)
      TRICON GLOBAL RESTAURANTS, INC.
      SENIOR NOTES
         7.450% 05/15/2005                                        1,245,000        1,299,469
         8.500% 04/15/2006                                        4,755,000        5,052,187
                                                                              ---------------
                                                                                   6,351,656
                                                                              ---------------
   SERVICES (2.1%)
      IRON MOUNTAIN, INC.
      SENIOR SUBORDINATED NOTES
         8.750% 09/30/2009                                        1,850,000        1,933,250
      IRON MOUNTAIN, INC.
      SENIOR UNSECURED NOTES
         8.625% 04/01/2013                                        4,000,000        4,180,000
                                                                              ---------------
                                                                                   6,113,250
                                                                              ---------------
   SHIPPING (1.9%)
      TEEKAY SHIPPING CORP.
      SENIOR NOTES
         8.875% 07/15/2011                                        5,450,000        5,559,000
                                                                              ---------------
      TOTAL CORPORATE NOTES & BONDS
        (COST OF $269,431,701)                                                   268,392,288
                                                                              ---------------

                 See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                               CMC HIGH YIELD FUND
                          A Portfolio of CMC Fund Trust
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                                PRINCIPAL
                                                                  AMOUNT           VALUE
                                                               ------------   ---------------
REPURCHASE AGREEMENT (3.6%)
      REPURCHASE AGREEMENT WITH STATE STREET BANK &
         TRUST, DATED 10/31/02, DUE 11/01/02 AT 1.800%,
         COLLATERALIZED BY A U.S. TREASURY BILL
         MATURING 01/23/03, MARKET VALUE OF $10,343,670
         (REPURCHASE PROCEEDS $10,139,507)
         (COST OF $10,139,000)                                 $ 10,139,000    $  10,139,000
                                                                              ---------------

      TOTAL INVESTMENTS (97.3%)
         (COST OF $279,570,701) (b)                                              278,531,288
      OTHER ASSETS & LIABILITIES, NET (2.7%)                                       7,697,150
                                                                              ---------------

      NET ASSETS (100.0%)                                                      $ 286,228,438
                                                                              ===============

NOTES TO SCHEDULE OF INVESTMENTS:
  (a) This security is exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2002, the value of these securities amounted to $8,675,250 or 3.0% of net assets.
  (b) Cost for generally accepted accounting principles is $279,570,701. Cost for federal income tax purposes is $280,019,970. The difference between cost for generally accepted accounting principles and cost on a tax basis is related to timing differences and amortization/accretion tax elections on fixed- income securities. Realized losses have been deferred for tax purposes and cost adjusted accordingly.

                 See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                        CMC FIXED INCOME SECURITIES FUND
                               CMC HIGH YIELD FUND
                          Portfolios of CMC Fund Trust
                      STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
October 31, 2002

                                                                                       CMC                  CMC
                                                                                  FIXED INCOME          HIGH YIELD
                                                                                 SECURITIES FUND           FUND
                                                                                 ---------------     ---------------
ASSETS:
  Investments at identified cost.............................................     $  28,673,225       $ 279,570,701
                                                                                 ---------------     ---------------
  Investments at value.......................................................     $  26,139,357       $ 268,392,288
  Repurchase agreement.......................................................         3,474,000          10,139,000
  Cash.......................................................................               755                 639
  Receivable for:
     Investments sold........................................................         1,615,590           6,511,013
     Capital stock sold......................................................                 -           5,026,568
     Interest................................................................           252,387           6,730,229
     Expense reimbursement due from investment adviser.......................            17,563                   -
     Other receivables.......................................................                 -               1,500
                                                                                 ---------------     ---------------
Total assets.................................................................        31,499,652         296,801,237
                                                                                 ---------------     ---------------
LIABILITIES:
  Payable for:
  Investments purchased on a delayed delivery basis..........................         3,051,439                   -
  Investments purchased......................................................           994,440          10,010,785
  Capital stock redeemed.....................................................                 -              22,754
  Dividends .................................................................                 -             229,133
  Investment management fee..................................................             9,474              96,331
  Transfer agent fee.........................................................             1,500               1,500
  Trustees' fee..............................................................               712               2,055
  Other liabilities..........................................................            28,338               4,812
  Variation margin...........................................................             1,969                   -
  Litigation payable.........................................................                 -             205,429
                                                                                 ---------------     ---------------
Total liabilities............................................................         4,087,872          10,572,799
                                                                                 ---------------     ---------------
NET ASSETS...................................................................     $  27,411,780       $ 286,228,438
                                                                                 ===============     ===============
NET ASSETS consist of:
  Paid-in capital............................................................     $  26,594,163       $ 350,985,881
  Overdistributed net investment income......................................           (41,336)           (370,235)
  Accumulated net realized loss..............................................           (39,070)        (63,347,795)
  Net unrealized appreciation (depreciation) on:
   Investments...............................................................           940,132          (1,039,413)
   Futures contracts.........................................................           (42,109)                  -
                                                                                 ---------------     ---------------
NET ASSETS ..................................................................     $  27,411,780       $ 286,228,438
                                                                                 ===============     ===============
Shares of capital stock outstanding..........................................         2,606,596          37,930,112
                                                                                 ===============     ===============
Net asset value, offering and redemption price per share.....................     $       10.52       $        7.55
                                                                                 ===============     ===============

                 See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                        CMC FIXED INCOME SECURITIES FUND
                               CMC HIGH YIELD FUND
                          Portfolios of CMC Fund Trust
                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended October 31, 2002

                                                                                       CMC                  CMC
                                                                                  FIXED INCOME          HIGH YIELD
                                                                                 SECURITIES FUND           FUND
                                                                                 ---------------     ---------------
NET INVESTMENT INCOME:
   Interest..................................................................     $   1,615,377       $  30,052,216
   Foreign withholding tax on interest income................................               (48)                  -
                                                                                 ---------------     ---------------
      Total income...........................................................         1,615,329          30,052,216
                                                                                 ---------------     ---------------
   Expenses:
     Investment management fees..............................................            98,596           1,430,917
     Custody fees............................................................             6,095              17,330
     Audit fees..............................................................            22,000              15,400
     Transfer agent fees.....................................................            18,000              18,000
     Trustees' fees..........................................................               712               2,055
     Other expenses..........................................................            13,387              33,827
                                                                                 ---------------     ---------------
        Total expenses.......................................................           158,790           1,517,529
     Expenses reimbursed by investment adviser...............................           (46,098)                  -
                                                                                 ---------------     ---------------
        Net expenses.........................................................           112,692           1,517,529
                                                                                 ---------------     ---------------
   Net investment income.....................................................         1,502,637          28,534,687
                                                                                 ---------------     ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on:
     Investments.............................................................            47,691         (24,532,571)
     Futures contracts.......................................................           (24,717)                  -
                                                                                 ---------------     ---------------
        Net realized gain (loss).............................................            22,974         (24,532,571)
                                                                                 ---------------     ---------------

   Net change in unrealized appreciation/depreciation on:
     Investments.............................................................          (377,437)         (3,668,160)
     Futures contracts.......................................................           (64,296)                  -
                                                                                 ---------------     ---------------
        Net change in unrealized appreciation/depreciation...................          (441,733)         (3,668,160)
                                                                                 ---------------     ---------------
Net loss ....................................................................          (418,759)        (28,200,731)
                                                                                 ---------------     ---------------

NET INCREASE RESULTING FROM OPERATIONS.......................................     $   1,083,878       $     333,956
                                                                                 ===============     ===============

                 See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                        CMC FIXED INCOME SECURITIES FUND
                               CMC HIGH YIELD FUND
                          Portfolios of CMC Fund Trust
                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                  CMC FIXED INCOME                         CMC HIGH YIELD
                                                  SECURITIES FUND                               FUND
                                        -----------------------------------      -----------------------------------
                                               YEAR ENDED OCTOBER 31,                  YEAR ENDED OCTOBER 31,
                                        -----------------------------------      -----------------------------------
                                             2002                2001                 2002                2001
                                        ---------------     ---------------      ---------------     ---------------
Operations:
   Net investment income...............  $   1,502,637       $   1,380,761        $  28,534,687       $  31,585,879
   Net realized gain (loss) on
     investments and futures
     contracts.........................         22,974             336,180          (24,532,571)        (24,290,896)
   Net change in unrealized
     appreciation/depreciation on
     investments and futures
     contracts.........................       (441,733)          1,312,501           (3,668,160)         17,086,965
                                        ---------------     ---------------      ---------------     ---------------
   Net increase resulting from
     operations........................      1,083,878           3,029,442              333,956          24,381,948

Distributions to shareholders:
   From net investment income .........     (1,555,680)         (1,380,761)         (28,989,392)        (31,585,879)
   From net realized gains.............       (361,418)             (3,926)                   -                   -
                                        ---------------     ---------------      ---------------     ---------------
Total distributions to shareholders....     (1,917,098)         (1,384,687)         (28,989,392)        (31,585,879)

Net capital share transactions.........       (529,328)         16,263,705          (34,095,515)         36,198,436
                                        ---------------     ---------------      ---------------     ---------------
Net increase (decrease) in net assets..     (1,362,548)         17,908,460          (62,750,951)         28,994,505

NET ASSETS:

Beginning of period....................     28,774,328          10,865,868          348,979,389         319,984,884
                                        ---------------     ---------------      ---------------     ---------------
End of period..........................  $  27,411,780       $  28,774,328        $ 286,228,438       $ 348,979,389
                                        ===============     ===============      ===============     ===============
Overdistributed
     net investment income.............  $     (41,336)      $           -        $    (370,235)      $           -
                                        ===============     ===============      ===============     ===============

                 See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                        CMC FIXED INCOME SECURITIES FUND
                               CMC HIGH YIELD FUND
                          A Portfolio of CMC Fund Trust
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES:

CMC Fixed Income Securities Fund and CMC High Yield Fund (the "Funds") are portfolios of CMC Fund Trust (the "Trust"), an open-end diversified investment company registered under the Investment Company Act of 1940, as amended. The Trust has established six other portfolios, CMC Small Cap Fund, CMC International Stock Fund, CMC Small/Mid Cap Fund, CMC Strategic Equity Fund, CMC Short Term Bond Fund and CMC International Bond Fund, which are not included in these financial statements. The CMC International Bond Fund is not yet operational. Each portfolio issues a separate series of the Trust's shares and maintains a separate investment portfolio. Following is a summary of significant accounting policies, in conformity with accounting principles generally accepted in the United States of America, which are consistently followed by each Fund in the preparation of its financial statements.

INVESTMENT VALUATION. Portfolio securities are valued based on market value as quoted by dealers who are market makers in these securities, by independent pricing services, or by the adviser using a methodology approved by the Board of Trustees. Investment securities with less than 60 days to maturity when purchased are valued at amortized cost, which approximates market value. Investment securities for which market quotations are not readily available will be valued at fair market value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

REPURCHASE AGREEMENTS. The Funds may engage in repurchase agreement transactions. The Funds, through the custodian, receive delivery of underlying securities collateralizing repurchase agreements. The Funds' investment adviser determines that the value of the underlying securities is at all times at least equal to the resale price. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

FINANCIAL FUTURES CONTRACTS. The CMC Fixed Income Securities Fund may invest in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts interest rates, and the underlying hedged assets. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes the realized gain or loss when the contract is closed. The underlying value of open futures contracts are shown on the schedule of investments under the caption "Futures Contracts".

INVESTMENT TRANSACTIONS. Investment transactions are accounted for as of the date the investments are purchased or sold. Net realized gains and losses are determined on the identified, cost basis, which is also used for federal income tax purposes. Securities purchased on a when-issued or forward-delivery basis may settle a month or more after trade date; interest income is not accrued until settlement date. It is each Fund's policy to segregate liquid assets of each Fund with a current value at least equal to the amount of its when-issued purchase commitments until settlement date.

INVESTMENT INCOME AND EXPENSES. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis and each Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses incurred on behalf of the Trust and its underlying portfolios.

--------------------------------------------------------------------------------
                        CMC FIXED INCOME SECURITIES FUND
                               CMC HIGH YIELD FUND
                          A Portfolio of CMC Fund Trust
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

USE OF ESTIMATES. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends from net investment income are declared daily and paid monthly. Distributions from any net realized gains are generally declared and paid annually. Additional distributions of net investment income and capital gains by the Funds may be made at the discretion of the Board of Trustees. Distributions to shareholders are recorded on the ex-date.

FEDERAL INCOME TAXES. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all taxable net investment income and net realized gains to its shareholders in a manner that results in no tax to the Fund. Therefore, no federal income or excise tax provision is required.

PREMIUM AND DISCOUNT AMORTIZATION. Effective November 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The cumulative effect of this accounting change did not impact total net assets of the Funds, but resulted in reclassifications as followed, based on securities held by the Funds on November 1, 2001:

                                                                    NET
                                                                 UNREALIZED
FUND                                              COST          APPRECIATION
------------                                    ---------       ------------
CMC Fixed Income Securities Fund                 $(25,237)          $25,237
CMC High Yield Fund                              (549,263)          549,263

The effect of this change for the year ended October 31, 2002 is as follows:

                                                                                      NET
                                                  NET                             UNREALIZED
                                              INVESTMENT       NET REALIZED      APPRECIATION
FUND                                            INCOME          GAIN (LOSS)     (DEPRECIATION)
----------                                    ----------       ------------     --------------
CMC Fixed Income Securities Fund                 $(53,044)          $36,944        $  16,100
CMC High Yield Fund                              (454,705)          633,732         (179,027)

The Statements of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change.

OTHER. The CMC High Yield Fund invests in lower rated debt securities, which may be more susceptible to adverse economic conditions than investment grade holdings. These securities are often subordinated to the prior claim of other senior lenders, and uncertainties exist as to an issuer's ability to meet principal and interest payments. As of October 31, 2002, the credit ratings of securities held by the CMC High Yield Fund's portfolio (less short term investments) were as follows (Unaudited): Aa (3.4%), Baa (3.5%), Ba (58.6%), or B (34.5%), by Moody's Investor Services, Inc.

The CMC High Yield Fund previously held Flooring America, Inc., 12.75% Senior Subordinate Notes, Series B, due 10/15/2002. Flooring America filed a bankruptcy petition for reorganization on June 15, 2000. Prior to the bankruptcy petition the Fund received payments for interest and a partial tender of the Bonds. Flooring America filed a petition

--------------------------------------------------------------------------------
                        CMC FIXED INCOME SECURITIES FUND
                               CMC HIGH YIELD FUND
                          A Portfolio of CMC Fund Trust
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

for return of these payments. In April 2002, the Fund reached settlement with the bankruptcy trustee and has agreed to return a portion of the payments received for the interest and partial tender of the bonds. This settlement is included in the Statements of Assets and Liabilities as "Litigation payable."

2.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES:

The investment adviser of the Funds is Columbia Management Company ("CMC"). CMC is an indirect wholly-owned subsidiary of FleetBoston Financial Corporation ("Fleet"), a publicly owned multi-bank holding company registered under the Bank Holding Company Act of 1956.

Investment management fees are paid by each Fund monthly to CMC. The Funds' fees are based on an annual rate of average daily net assets of 0.35% for the CMC Fixed Income Securities Fund and 0.40% for the CMC High Yield Fund.

For the period ended October 31, 2000 through the year ending October 31, 2004, CMC has contractually agreed to reimburse ordinary expenses of the CMC Fixed Income Securities Fund, to the extent that these expenses, together with the advisory fee exceed 0.40% of the Fund's average daily net assets.

Trustees' fees and expenses were paid directly by each Fund to trustees having no affiliation with the Funds other than their capacity as trustees. Other officers and trustees received no compensation from the Funds.

The transfer agent for the Funds is Liberty Fund Services, Inc. ("LFSI"), an indirect wholly-owned subsidiary of Fleet. LFSI is compensated based on a per account fee or minimum of $1,500 per month. Prior to October 18, 2002, Columbia Trust Company, an affiliate of CMC and an indirect wholly-owned subsidiary of Fleet, served as the Funds' transfer agent at the same monthly rate.

Effective July 1, 2002, Colonial Management Associates, Inc. ("CMA"), an affiliate of CMC, is responsible for providing pricing and bookkeeping services to the Funds under a Pricing, Bookkeeping and Fund Administration Agreement. Under a separate agreement (the "Outsourcing Agreement"), CMA has delegated certain of these functions to State Street Bank and Trust Company ("State Street"). CMA pays fees to State Street under the Outsourcing Agreement. The Funds are not charged a fee for these services.

3.   FEDERAL INCOME TAX:

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for deferral of losses from wash sales, discount accretion/premium amortization on debt securities, straddle deferrals, capital loss carryforwards, current year distribution payable and marked-to-market on futures contracts. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

--------------------------------------------------------------------------------
                        CMC FIXED INCOME SECURITIES FUND
                               CMC HIGH YIELD FUND
                          A Portfolio of CMC Fund Trust
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

For the year ended October 31, 2002, permanent items identified and reclassified among the components of net assets are as follows:

                                             OVERDISTRIBUTED     ACCUMULATED
                                             NET INVESTMENT     NET REALIZED        PAID-IN
     FUND                                        INCOME             LOSS            CAPITAL
     -------                                 --------------     ------------        -------
     CMC Fixed Income Securities Fund             $36,944        $ (36,734)           $(210)
     CMC High Yield Fund                          633,733         (633,733)               -

Net investment income, net realized gain (loss) and net assets were not affected by this reclassification.

The tax character of distributions paid during the year ended October 31, 2002 was as follows:

                                              ORDINARY           LONG-TERM
     FUND                                      INCOME          CAPITAL GAINS
     -------                                 -----------       -------------
     CMC Fixed Income Securities Fund        $ 1,881,625         $35,473
     CMC High Yield Fund                      28,989,392               -

As of October 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                             UNDISTRIBUTED      UNREALIZED
                                               ORDINARY        APPRECIATION
     FUND                                       INCOME        (DEPRECIATION)*
     -------                                 -------------    ---------------
     CMC Fixed Income Securities Fund         $      -         $   898,342
     CMC High Yield Fund                       229,133          (1,488,682)

*The difference between book-basis and tax-basis unrealized appreciation (depreciation), is attributable primarily to the tax deferral of losses on wash sales and straddle deferrals.

The following capital loss carryforwards are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

                                                                    CMC
                                                                FIXED INCOME         CMC
                                                                 SECURITIES       HIGH YIELD
                                          YEAR OF EXPIRATION        FUND             FUND
                                          ------------------    ------------    --------------
                                                  2007           $        -      $ 8,196,069
                                                  2008                    -        5,633,565
                                                  2009                    -       24,244,763
                                                  2010               54,281       25,194,365
                                                                 ----------      -----------
                                                  Total          $   54,281      $63,268,762
                                                                 ==========      ===========

Expired capital loss carryforwards, if any, are recorded as a reduction of paid-in capital.

--------------------------------------------------------------------------------
                        CMC FIXED INCOME SECURITIES FUND
                               CMC HIGH YIELD FUND
                          A Portfolio of CMC Fund Trust
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   INVESTMENT TRANSACTIONS:

As of October 31, 2002, for federal income tax purposes, unrealized appreciation (depreciation), of investments, were as follows:

                                                                                     NET
                                              UNREALIZED        UNREALIZED       APPRECIATION
FUND                                         APPRECIATION     (DEPRECIATION)    (DEPRECIATION)
----                                         -------------    --------------    -------------
CMC Fixed Income Securities Fund.....           $  997,275     $    (98,933)      $   898,342
CMC High Yield Fund..................            8,828,320      (10,317,002)       (1,488,682)

During the year ended October 31, 2002, purchases and sales of long-term securities, were as follows:

                                                              CMC FIXED INCOME     CMC HIGH YIELD
                                                               SECURITIES FUND          FUND
                                                              ----------------     ---------------
PURCHASES:
  Investment securities other than U.S. Government
   obligations.....................................             $ 10,743,509        $ 199,257,991
  U.S. Government obligations......................               29,030,423                    -
                                                              ---------------      ---------------
   Total purchases.................................             $ 39,773,932        $ 199,257,991
                                                              ===============      ===============
SALES AND MATURITIES:
  Investment securities other than U.S.
   Government obligations..........................             $ 12,463,016        $ 229,992,541
  U.S. Government obligations......................               27,904,228                    -
                                                              ---------------      ---------------
   Total sales and maturities......................             $ 40,367,244        $ 229,992,541
                                                              ===============      ===============

--------------------------------------------------------------------------------
                        CMC FIXED INCOME SECURITIES FUND
                               CMC HIGH YIELD FUND
                          A Portfolio of CMC Fund Trust
                         NOTES TO FINANCIAL STATEMENTS5.
--------------------------------------------------------------------------------

5.   CAPITAL STOCK ACTIVITY:

At October 31, 2002, each Fund had 100 million shares of no par value capital stock authorized. Transactions of capital shares were as follows:

                                                        CMC FIXED INCOME                           CMC HIGH
                                                         SECURITIES FUND                          YIELD FUND
                                                --------------------------------      ----------------------------------
                                                    YEAR                YEAR               YEAR               YEAR
                                                    ENDED              ENDED              ENDED              ENDED
                                                 OCTOBER 31,         OCTOBER 31,        OCTOBER 31,        OCTOBER 31,
                                                    2002                2001               2002               2001
                                                -------------     --------------      ---------------    ---------------
SHARES:
  Shares sold.......................                 226,168          2,052,574           16,446,956         12,295,392
  Shares issued for reinvestment
     of dividends...................                 182,889            132,329            3,176,244          3,395,836
                                                -------------     --------------      ---------------    ---------------
                                                     409,057          2,184,903           19,623,200         15,691,228
  Less shares redeemed..............                (458,196)          (613,799)         (24,583,292)       (11,374,544)
                                                -------------     --------------      ---------------    ---------------
  Net increase (decrease) in shares.                 (49,139)         1,571,104           (4,960,092)         4,316,684
                                                =============     ==============      ===============    ===============
AMOUNTS:
  Sales............................              $ 2,380,359       $ 21,268,948        $ 131,994,303      $ 101,372,083
  Reinvestment of dividends........                1,909,849          1,384,688           25,255,040         28,167,501
                                                -------------     --------------      ---------------    ---------------
                                                   4,290,208         22,653,636          157,249,343        129,539,584
  Less redemptions.................               (4,819,536)        (6,389,931)        (191,344,858)       (93,341,148)
                                                -------------     --------------      ---------------    ---------------
  Net increase (decrease) .........              $  (529,328)      $ 16,263,705        $ (34,095,515)     $  36,198,436
                                                =============     ==============      ===============    ===============

--------------------------------------------------------------------------------
                        Report of Independent Accountants
--------------------------------------------------------------------------------

TO THE TRUSTEES OF CMC FUND TRUST AND SHAREHOLDERS OF CMC FIXED INCOME SECURITIES FUND AND CMC HIGH YIELD FUND

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CMC Fixed Income Securities Fund and CMC High Yield Fund (the "Funds"), two of the portfolios of CMC Fund Trust, at October 31, 2002, and the results of their operations, the changes in their net assets and their financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Portland, Oregon

December 20, 2002

--------------------------------------------------------------------------------
                              Trustees and Officers
--------------------------------------------------------------------------------

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of CMC Fund Trust, the term of office and length of time served, their principal occupations during at least the past five years, the number of portfolios in fund complex overseen by Trustee, and other directorships they hold are shown below. Each officer listed below serves as an officer of each CMC Fund Trust. The Statement of Additional Information (SAI) contains additional information about the Trustees and is available without charge upon request by calling the fund's distributor at 800-345-6611.

                                                                                                 NUMBER OF
                                                                                               PORTFOLIOS IN
                                                    TERM OF OFFICE          PRINCIPAL              FUND             OTHER
                                   POSITION(S)            AND             OCCUPATION(S)           COMPLEX        DIRECTORSHIPS
                                    HELD WITH       LENGTH OF TIME        DURING PAST 5         OVERSEEN BY         HELD BY
NAME, ADDRESS AND AGE                 FUNDS            SERVED**             YEARS***         DIRECTOR/TRUSTEE    DIRECTOR****
------------------------------   --------------  -------------------   ----------------------  -------------    --------------
J. Jerry Inskeep, Jr. (1)*       Chairman and    Served for 37 Years   Chairman and                 23          None
1300 S.W. Sixth Avenue           Trustee                               President CMC Fund
Portland, OR 97201                                                     Trust and Columbia
(71 years old)                                                         Funds

Jeff B. Curtis*                  President and   Served for 3 Years    Executive Vice
1300 S.W. Sixth Avenue           Assistant                             President and Chief
Portland, OR 97201               Secretary                             Operating Officer of
(49 years old)                                                         the Adviser. Prior to
                                                                       his current positions,
                                                                       Mr. Curtis was
                                                                       President, Senior
                                                                       Vice President
                                                                       and General Counsel
                                                                       of the Adviser.

Myron G. Child*                  Vice President  Served for 3 Years    Vice President of
1300 S.W. Sixth Avenue                                                 Columbia Trust
Portland, OR 97201                                                     Company
(62 years old)

Kathleen M. Griffin*             Vice President  Served for 3 Years    Vice President of
1300 S.W. Sixth Avenue                                                 Columbia
Portland, OR 97201                                                     Financial Center
(43 years old)                                                         Incorporated

Jeffrey L. Lunzer*               Vice President  Served for 3 Years    Vice President of the
1300 S.W. Sixth Avenue                                                 Adviser. Prior to his
Portland, OR 97201                                                     current positions,
(41 years old)                                                         Mr. Lunzer was the
                                                                       Controller for the
                                                                       Funds. Before joining
                                                                       the Funds in 1998,
                                                                       Mr. Lunzer was
                                                                       Treasurer and Fund
                                                                       Officer of WM Group of
                                                                       Funds, a mutual fund
                                                                       company.

                                                                                                 NUMBER OF
                                                                                               PORTFOLIOS IN
                                                    TERM OF OFFICE          PRINCIPAL              FUND             OTHER
                                   POSITION(S)            AND             OCCUPATION(S)           COMPLEX        DIRECTORSHIPS
                                    HELD WITH       LENGTH OF TIME        DURING PAST 5         OVERSEEN BY         HELD BY
NAME, ADDRESS AND AGE                 FUNDS            SERVED**             YEARS***         DIRECTOR/TRUSTEE    DIRECTOR****
------------------------------   --------------  -------------------   ----------------------  -------------    --------------
Susan J. Woodworth*              Vice President  Served for 3 Years    Vice President of
1300 S.W. Sixth Avenue                                                 Columbia Trust
Portland, OR 97201                                                     Company
(50 years old)

Mark A. Wentzien*                Secretary       Served for 3 Years    Vice President of the
1300 S.W. Sixth Avenue                                                 Adviser. Prior to his
Portland, OR 97201                                                     current positions,
(42 years old)                                                         Mr. Wentzien was
                                                                       Associate Counsel of
                                                                       the Adviser.

----------
(1) Mr. Inskeep is deemed to be interested because he is affiliated with the Adviser.

--------------------------------------------------------------------------------
                             Disinterested Trustees
--------------------------------------------------------------------------------

                                                                                                 NUMBER OF
                                                                                               PORTFOLIOS IN
                                                    TERM OF OFFICE          PRINCIPAL              FUND            OTHER
                                   POSITION(s)            AND             OCCUPATION(S)           COMPLEX        DIRECTORSHIPS
                                    HELD WITH       LENGTH OF TIME        DURING PAST 5          OVERSEEN BY        HELD BY
NAME, ADDRESS AND AGE                 FUNDS            SERVED**             YEARS***           DIRECTOR/TRUSTEE   DIRECTOR****
------------------------------   --------------  -------------------   ----------------------  ----------------   ---------------
James C. George                  Director        Served for 9 Years    Investment                   23         None
1001 S.W. 5th Avenue                                                   Consultant
Suite 1100
Portland, OR 97204
(70 years old)

Patrick J. Simpson               Director        Served for 3 Years    Lawyer, Perkins              23         None
1211 S.W. 5th Avenue                                                   Coie LLP
Suite 1500
Portland, OR 97204
(58 years old)

Richard L. Woolworth             Director        Served for 12 Years   Chairman/CEO,                23         The Regence Group,
100 S.W. Market St. #1500                                              The Regence Group                       Regence BlueCross
Portland, OR 97207                                                                                             BlueShield of Oregon;
(61 years old)                                                                                                 NW Natural, a natural
                                                                                                               gas service provider

----------
   * Interested person as defined by the 1940 Act.

  ** Each trustee serves for an indefinite term in accordance with the current
     Bylaws of the Trust until the date a trustee resigns, retires or is removed in accordance with the Bylaws of the Trust.

 *** All of the officers of the Funds are employees and officers of the Adviser and/or its affiliates. Only principal occupations are listed.

**** Each trustee is a director of the 15 Columbia Funds, each an open-end management investment company also advised by the Adviser.

                                 CMC FUND TRUST
                 1300 S.W. SIXTH AVENUE, PORTLAND, OREGON 97201


                                  - TRUSTEES -
                                 JAMES C. GEORGE
                              J. JERRY INSKEEP, JR.
                               PATRICK J. SIMPSON
                                RICHARD WOOLWORTH


                             - INVESTMENT ADVISOR -
                           COLUMBIA MANAGEMENT COMPANY
                             1300 S.W. SIXTH AVENUE
                             PORTLAND, OREGON 97201


                                - LEGAL COUNSEL -
                                 STOEL RIVES LLP
                        900 S.W. FIFTH AVENUE, SUITE 2300
                           PORTLAND, OREGON 97204-1268


                               - TRANSFER AGENT -
                          LIBERTY FUNDS SERVICES, INC.
                                  P.O. BOX 8081
                        BOSTON, MASSACHUSETTS 02266-8081


                                                CMC-02/657L-1002 (12/02) 02/2879

This information must be preceded or accompanied by a current prospectus. Please read it carefully before investing. The manager's views contained in this report are subject to change at any time, based on market and other considerations. Portfolio changes should not be considered recommendations for action by individual investors.

Funds distributed by Columbia Financial Center, Inc.

                                    [GRAPHIC]
                        [COLUMBIA MANAGEMENT GROUP LOGO]

                         A FleetBoston Financial Company


                            CMC SHORT TERM BOND FUND
                         A PORTFOLIO OF CMC FUND TRUST


                                  ANNUAL REPORT
                                OCTOBER 31, 2002

                                                     ---------------------------
                                                     Not FDIC    May Lose Value
                                                     Insured   -----------------
Advised by Columbia Management Company                         No Bank Guarantee
                                                     ---------------------------

                            CMC SHORT TERM BOND FUND
                          A Portfolio of CMC Fund Trust
                    MANAGEMENT DISCUSSION OF FUND PERFORMANCE

We are pleased to provide you with an investment review of the CMC Short Term Bond Fund. For the fiscal year ended October 31, 2002, the fund returned 3.12%. For the same period, the Merrill Lynch 1-5 Government/Corporate Index returned 5.61%.

Intermediate and long-term interest rates rose slightly during the 12-month period, while short-term rates fell as the Federal Reserve eased to bolster weakening economic growth. Despite volatility throughout the year, the bond market enjoyed a third year of positive returns and outperformance relative to stocks. From January 2002 onward, the outlook for continued improvement in economic growth turned out to be unconvincing, and that served to unsettle investors, who were faced with the prospects of war with Iraq, continued threats of terrorism, and issues of corporate governance and accounting fraud. As a result, investors abandoned stocks and poured money into high quality US Treasury bonds, which were the bond market's best performers. However, short-term bonds did not do quite as well as intermediate-term bonds because their prices are less sensitive to changes in interest rates. The yield on three-month Treasury bills slipped from 2.0% at the beginning of the period to 1.45% at the end. (Bond prices move up when bond yields move down.)

Early in the year, the fund's overweight in corporates contributed to underperformance versus the index. A number of individual corporate bond holdings suffered from accounting problems and corporate governance issues. That had a negative impact on performance versus the benchmark because the index is much more broadly diversified than the fund.

The fund benefited from its overweight in mortgage-backed securities, including asset-backed obligations and commercial mortgage-backed debt. However, declining interest rates and the associated spike in mortgage refinancing activity led us to shift our mortgage-backed positions into lower coupon bonds as the year went on. (In a declining interest rate environment, when mortgages are repaid, mortgage holders get their principal back to reinvest at a lower interest rate). We have increased our investment in structured securities and 15-year mortgages, which we believe could help protect the fund if interest rates begin to rise.

During the year, we reduced the fund's corporate bond weighting in response to the economic environment and we added to our investment in Treasuries and mortgage-backed issues. Now, valuations among corporate bonds appear to be sufficiently attractive for us to consider adding to this sector. We have also lowered the fund's risk exposure by reducing the size of individual positions and expanding its diversification.

Because we believe many investors own this fund as an alternative to a money market fund, we have maintained a high level of credit quality in the fund. We also currently maintain a shorter duration than the index, which has the potential to cushion the negative effects of an unexpected rise in interest rates. (Duration is a measure of interest rate sensitivity.)

The fund's top ten holdings (as a percentage of net assets) as of October 31, 2002 were:

HOLDING                                                                 (%)
Federal Home Loan Bank, 5.375% 01/05/2004                               5.1
SLM Student Loan Trust, 2.338% 10/25/2011                               3.8
U.S. Treasury Bill, 1.138% 01/30/2003                                   3.5
Federal National Mortgage Association, 6.000% 05/01/2009                3.2
Federal Home Loan Mortgage Corp., 6.000% 12/01/2032                     3.0
SLM Student Loan Trust, 2.178% 01/25/2010                               2.5
SLM Student Loan Trust, 2.308% 01/25/2014                               2.3
Residential Asset Securitization Trust, 5.350% 09/25/2026               2.2
SLM Student Loan Trust, 2.218% 10/25/2010                               2.0
Residential Asset Securitization Trust, 5.820% 01/25/2027               1.8

We appreciate your continued confidence in the CMC Short Term Bond Fund.

The Columbia Investment Team
October 31, 2002

Past performance does not guarantee future investment results. Returns and value of an investment may vary, resulting in a gain or loss on sale. Total return performance is illustrated for the periods ended October 31, 2002.

Investing in fixed-income securities offers the potential for attractive current income and total returns, but also involves certain risks. The value and return of your investment in the fund may fluctuate as a result of changes in interest rates; the financial strength of issuers of lower-rated bonds; foreign, political and economic developments; and changes in currency exchange rates.

Because the fund is actively managed, there is no guarantee the fund will continue to maintain the top ten holdings breakdown listed. The fund's holdings breakdown may change as market conditions change.

[CHART]

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

                            CMC SHORT TERM BOND       MERRILL LYNCH 1-5 GOV'T/CORP
            2/2/98               $  10,000                  $  10,000
           2/28/98               $  10,005                  $  10,000
           2/28/98               $  10,005                  $   9,998
           3/31/98               $  10,040                  $  10,038
           4/30/98               $  10,099                  $  10,086
           5/31/98               $  10,168                  $  10,148
           6/30/98               $  10,236                  $  10,207
           7/31/98               $  10,279                  $  10,251
           8/31/98               $  10,425                  $  10,400
           9/30/98               $  10,563                  $  10,586
          10/31/98               $  10,536                  $  10,621
          11/30/98               $  10,561                  $  10,606
          12/31/98               $  10,612                  $  10,646
           1/31/99               $  10,691                  $  10,699
           2/28/99               $  10,608                  $  10,603
           3/31/99               $  10,688                  $  10,689
           4/30/99               $  10,723                  $  10,725
           5/31/99               $  10,687                  $  10,683
           6/30/99               $  10,704                  $  10,714
           7/31/99               $  10,695                  $  10,726
           8/31/99               $  10,705                  $  10,747
           9/30/99               $  10,815                  $  10,834
          10/31/99               $  10,847                  $  10,859
          11/30/99               $  10,875                  $  10,876
          12/31/99               $  10,886                  $  10,879
           1/31/00               $  10,879                  $  10,856
           2/29/00               $  10,956                  $  10,932
           3/31/00               $  11,046                  $  11,017
           4/30/00               $  11,040                  $  11,025
           5/31/00               $  11,075                  $  11,057
           6/30/00               $  11,233                  $  11,203
           7/31/00               $  11,316                  $  11,282
           8/31/00               $  11,431                  $  11,387
           9/30/00               $  11,543                  $  11,490
          10/31/00               $  11,598                  $  11,541
          11/30/00               $  11,743                  $  11,674
          12/31/00               $  11,929                  $  11,843
           1/31/01               $  12,094                  $  12,015
           2/28/01               $  12,197                  $  12,109
           3/31/01               $  12,295                  $  12,219
           4/30/01               $  12,301                  $  12,226
           5/31/01               $  12,386                  $  12,298
           6/30/01               $  12,440                  $  12,344
           7/31/01               $  12,639                  $  12,541
           8/31/01               $  12,734                  $  12,633
           9/30/01               $  12,918                  $  12,859
          10/31/01               $  13,064                  $  13,011
          11/30/01               $  12,973                  $  12,933
          12/31/01               $  12,945                  $  12,906
           1/31/02               $  13,010                  $  12,943
           2/28/02               $  13,080                  $  13,023
           3/31/02               $  12,995                  $  12,893
           4/30/02               $  13,104                  $  13,071
           5/31/02               $  13,205                  $  13,172
           6/30/02               $  13,284                  $  13,286
           7/31/02               $  13,352                  $  13,456
           8/31/02               $  13,464                  $  13,571
           9/30/02               $  13,588                  $  13,743
          10/31/02               $  13,471                  $  13,742

AVERAGE ANNUAL TOTAL RETURN (%), PERIOD ENDED OCTOBER 31, 2002

                                                          1-YEAR      LIFE
CMC Short Term Bond Fund                                  3.12        6.48
Merrill Lynch 1-5 Year Gov't/Corp Index                   5.61        6.92
--------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (%), PERIOD ENDED SEPTEMBER 30, 2002

                                                             1-YEAR      LIFE
CMC Short Term Bond Fund                                  5.18        6.80
Merrill Lynch 1-5 Year Gov't/Corp Index                   6.86        7.50
--------------------------------------------------------------------------

The fund's inception date is February 2, 1998 and index performance is from January 31, 1998.

Past performance does not guarantee future investment results. Returns and value of an investment may vary, resulting in a gain or loss on sale. The Merrill Lynch 1-5 Government/Corporate Index is an unmanaged index that includes all US government debt with at least $100 million face value outstanding, as well as investment-grade rated corporate debt with at least $100 million face value outstanding, with a maturity between 1-5 years. It is not possible to invest directly in an index. Unlike the fund, an index is not an investment, does not incur fees or expenses and is not professionally managed. Securities in the fund may not match those in an index.

--------------------------------------------------------------------------------
                            CMC SHORT TERM BOND FUND
                          A Portfolio of CMC Fund Trust
                              FINANCIAL HIGHLIGHTS
              (For a Fund Share Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                            CMC SHORT TERM BOND FUND
                            ------------------------

                                                                                                                  PERIOD
                                                             YEAR ENDED OCTOBER 31,                                ENDED
                                           -------------------------------------------------------------        OCTOBER 31,
                                              2002               2001           2000            1999            1998(a)(b)
                                           -----------       -----------     -----------     -----------       -----------
Net asset value, beginning of period....   $     12.41       $     11.73     $     11.72     $     12.09       $     12.00
                                           -----------       -----------     -----------     -----------       -----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income................          0.59 (c)(d)       0.76            0.77            0.72              0.54
   Net realized and unrealized gain
     (loss) on investments..............         (0.22)(d)          0.68            0.01           (0.37)             0.09
                                           -----------       -----------     -----------     -----------       -----------
      Total from investment
        operations......................          0.37              1.44            0.78            0.35              0.63
                                           -----------       -----------     -----------     -----------       -----------

LESS DISTRIBUTIONS:
   Dividends from net investment
     income.............................         (0.63)            (0.76)          (0.77)          (0.72)            (0.54)
   Distributions from capital gains.....             -                 -               -           (0.00)(e)             -
                                           -----------       -----------     -----------     -----------       -----------
      Total distributions...............         (0.63)            (0.76)          (0.77)          (0.72)            (0.54)
                                           -----------       -----------     -----------     -----------       -----------

NET ASSET VALUE, END OF PERIOD..........   $     12.15       $     12.41     $     11.73     $     11.72       $     12.09
                                           ===========       ===========     ===========     ===========       ===========

TOTAL RETURN(f).........................          3.12%            12.62%           6.92%           2.96%             5.38%(g)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
   (in thousands).......................   $   140,757       $    89,791     $    82,809     $   144,821       $    42,692
Ratio of net expenses to average
   net assets(h)........................          0.25%             0.25%           0.25%           0.25%             0.25%
Ratio of total expenses to average
   net assets(h)........................          0.30%             0.33%           0.33%           0.32%             0.38%
Ratio of net investment income to
   average net assets...................          4.73%(d)          6.27%           6.56%           6.22%             5.97%
Portfolio turnover rate.................           132%               82%             86%            128%              132%

(a)  The Fund commenced investment operations on February 2, 1998.
(b)  Ratios and portfolio turnover rates are annualized.
(c)  Per share data was calculated using average shares outstanding.
(d) Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended October 31, 2002, was to decrease net investment income per share by $0.04, decrease net realized and unrealized loss per share by $0.04 and decrease ratio of net investment income to average net assets from 5.08% to 4.73%. Per share data and ratios for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.
(e)  Rounds to less than $0.01 per share.
(f) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(g)  Not annualized
(h) The investment adviser has contractually agreed to reimburse ordinary expenses of the Fund, to the extent that these expenses, together with the Fund's advisory fee, exceed 0.25% of the Fund's average daily net assets. Expenses do not include an administrative fee paid to the adviser by each shareholder in an amount ranging between 0.05% and 0.20%, depending on the size of the shareholder account.

                 See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                            CMC SHORT TERM BOND FUND
                          A Portfolio of CMC Fund Trust
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
OCTOBER 31, 2002

                                                             PRINCIPAL
                                                               AMOUNT                VALUE
                                                             -----------          -----------
U.S. GOVERNMENT SECURITIES (24.4%)
U.S. TREASURY BILLS (3.5%)
  U.S. TREASURY BILL
    1.138% 01/30/2003                                        $ 5,000,000          $ 4,982,625
                                                                                  -----------

U.S. TREASURY NOTES & BONDS (2.8%)
  U.S. TREASURY INFLATION INDEX BONDS
    3.375% 01/15/2007                                          1,676,403            1,801,871
  U.S. TREASURY NOTES
    3.500% 11/15/2006                                          2,000,000            2,074,834
                                                                                  -----------
                                                                                    3,876,705
                                                                                  -----------
U.S. AGENCY BONDS (8.7%)
  FEDERAL HOME LOAN BANK
    5.375% 01/05/2004                                          6,880,000            7,185,974
  FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)
    5.000% 12/31/2017(a)                                         770,000              785,161
    6.000% 12/01/2032(a)                                       4,100,000            4,272,483
    10.250% 09/01/2009                                             7,190                7,999
                                                                                  -----------
                                                                                   12,251,617
                                                                                  -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (3.7%)
    6.000% 03/01/2009 - 03/01/2017                             4,995,058            5,172,310
                                                                                  -----------

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (4.3%)
  FHLMC GNMA MULTICLASS MTG. PARTN. CTFS.
  GTD. SERIES 24 CL. J
    6.250% 11/25/2023                                            420,000              453,763
  FHLMC MULTICLASS MTG. PARTN. CTFS.
  GTD. SERIES 1767 CL. H
    7.500% 09/15/2022                                             15,270               15,255
  GTD. SERIES 2046 CL. PD
    5.750% 03/15/2024                                          1,000,000            1,021,433
  GTD. SERIES 2120 CL. PH
    6.000% 09/15/2011                                          1,800,000            1,837,662
  GTD. SERIES 2427 CL. A
    6.000% 03/15/2017                                            646,883              653,053
  GTD. SERIES 2462 CL. JE
    6.500% 11/15/2030                                            680,000              734,669
  FNMA MULTICLASS MTG. PARTN. CTFS.
  GTD. SERIES 2001 CL. CA
    6.000% 05/25/2030                                          1,235,714            1,236,710
                                                                                  -----------
                                                                                    5,952,545
                                                                                  -----------

                 See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                            CMC SHORT TERM BOND FUND
                          A Portfolio of CMC Fund Trust
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                                AMOUNT                VALUE
                                                             -----------          -------------
U.S. GOVERNMENT SECURITIES (CONTINUED)
OTHER GOVERNMENT AGENCY (1.4%)
  A.I.D., MOROCCO
    1.812% 05/01/2023(b)                                     $   400,000          $     395,120
  SMALL BUSINESS ADMINISTRATION
    2.375% 10/25/2021 - 06/25/2022                               712,920                714,084
    2.500% 07/25/2021 - 11/25/2021                               185,998                186,043
    2.875% 01/25/2017                                            685,590                691,116
                                                                                  -------------
                                                                                      1,986,363
                                                                                  -------------
    TOTAL U.S. GOVERNMENT SECURITIES
     (COST OF $33,655,628)                                                           34,222,165
                                                                                  -------------

CORPORATE NOTES & BONDS (32.4%)
INDUSTRIAL (14.3%)
  ALCOA, INC.
    7.250% 08/01/2005                                          1,130,000              1,263,345
  AMERICAN HOME PRODUCTS CORP.
    6.250% 03/15/2006                                            700,000                743,497
  BP AMERICA, INC., MEDIUM TERM NOTES,
  SERIES 7
    5.000% 12/16/2003                                          1,500,000              1,552,605
  CATERPILLAR FINANCIAL SERVICES CORP.
    6.875% 08/01/2004                                          1,200,000              1,291,306
  CHEVRONTEXACO CAPITAL CO.
    3.500% 09/17/2007                                            575,000                582,308
  COCA-COLA ENTERPRISES, INC.
    8.000% 01/04/2005                                          1,100,000              1,230,694
  COSTCO WHOLESALE CORP.
    5.500% 03/15/2007                                          1,175,000              1,267,997
  COX ENTERPRISES, INC.
    8.000% 02/15/2007(c)                                         675,000                701,360
  DIAGEO CAPITAL PLC
    6.625% 06/24/2004                                          1,325,000              1,421,807
  HONEYWELL INTERNATIONAL, INC.
    5.125% 11/01/2006                                            875,000                920,014
  INTERNATIONAL PAPER CO.
    8.000% 07/08/2003                                            675,000                699,904
  LOWE'S COS., INC.
    7.500% 12/15/2005                                            800,000                901,463
  PEPSI BOTTLING HOLDINGS, INC.
    5.375% 02/17/2004(c)                                       1,400,000              1,461,296
  PHILLIPS PETROLEUM CO.
    8.500% 05/25/2005                                            895,000              1,019,384
  PROCTER& GAMBLE CO.
    4.750% 06/15/2007                                            675,000                719,771

                 See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                            CMC SHORT TERM BOND FUND
                         A Portfolio of CMC Fund Trust
                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                                AMOUNT                VALUE
                                                             -----------          -------------
CORPORATE NOTES & BONDS (CONTINUED)
INDUSTRIAL (CONTINUED)
  TCI COMMUNICATIONS, INC.
    7.250% 08/01/2005                                        $   525,000          $     518,091
    8.000% 08/01/2005                                            225,000                224,298
  TEXAS EASTERN TRANSMISSION
    5.250% 07/15/2007                                            825,000                855,977
  TIME WARNER, INC.
    7.975% 08/15/2004                                            700,000                711,340
  UNITED TECHNOLOGIES CORP.
    4.875% 11/01/2006                                          1,175,000              1,240,260
  WAL-MART STORES
    4.375% 07/12/2007                                            750,000                783,549
                                                                                  -------------
                                                                                     20,110,266
                                                                                  -------------
FINANCIALS (10.8%)
  AMERICAN GENERAL FINANCE
    5.375% 09/01/2009                                            250,000                254,922
  BANK OF AMERICA CORP.
    7.625% 06/15/2004                                          1,150,000              1,250,487
  CIT GROUP, INC.
    7.625% 08/16/2005                                            400,000                415,801
  CITIGROUP, INC.
    6.750% 12/01/2005                                            950,000              1,049,120
  EQUITABLE COS., INC.
    9.000% 12/15/2004                                            525,000                590,164
  FORD MOTOR CREDIT CO.
    6.875% 02/01/2006                                          1,750,000              1,614,545
  GENERAL ELECTRIC CAPITAL CORP.
    4.625% 09/15/2009                                          1,500,000              1,514,332
  GENERAL MOTORS ACCEPTANCE CORP.
    5.250% 05/16/2005                                            950,000                929,613
  HEALTH CARE PROPERTY INVESTORS, INC.
    6.875% 06/08/2015                                            675,000                714,547
  HOUSEHOLD FINANCE CORP.
    6.400% 06/17/2008                                            850,000                755,391
  SIMON PROPERTY GROUP, INC.
    6.750% 02/09/2004                                            700,000                730,260
  US BANCORP
    5.100% 07/15/2007                                          1,200,000              1,278,544
  VERIZON GLOBAL FUNDING CORP.
    7.600% 03/15/2007                                          1,025,000              1,114,421
  WACHOVIA CORP.
    4.950% 11/01/2006                                          1,100,000              1,164,550
  WASHINGTON MUTUAL, INC.
    5.625% 01/15/2007                                            600,000                632,666

                 See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                            CMC SHORT TERM BOND FUND
                         A Portfolio of CMC Fund Trust
                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                                AMOUNT                VALUE
                                                             -----------          -------------
CORPORATE NOTES & BONDS (CONTINUED)
FINANCIALS (CONTINUED)
  WELLS FARGO & CO.
    5.900% 05/21/2006                                        $   125,000          $     135,688
    7.250% 08/24/2005                                            980,000              1,098,927
                                                                                  -------------
                                                                                     15,243,978
                                                                                  -------------
HEALTHCARE (0.9%)
  ANTHEM, INC.
    4.875% 08/01/2005                                            475,000                486,823
  WELLPOINT HEALTH NETWORKS, INC.
    6.375% 06/15/2006                                            750,000                807,257
                                                                                  -------------
                                                                                      1,294,080
                                                                                  -------------
UTILITIES (2.9%)
  FPL GROUP CAPITAL, INC.
    6.875% 06/01/2004                                          1,000,000              1,044,440
  KINDER MORGAN ENERGY PARTNERS L.P.
    8.000% 03/15/2005                                            760,000                831,639
  PEPCO HOLDINGS, INC.
    5.500% 08/15/2007(c)                                         700,000                705,975
  PINNACLE WEST CAPITAL CORP.
    6.400% 04/01/2006                                            800,000                835,513
  PROGRESS ENERGY, INC.
    5.850% 10/30/2008                                            700,000                689,948
                                                                                  -------------
                                                                                      4,107,515
                                                                                  -------------
INTERNATIONAL (3.5%)
  KINGDOM OF SPAIN
    7.000% 07/19/2005                                          1,700,000              1,899,126
  ONTARIO PROVINCE
    6.000% 02/21/2006                                          1,400,000              1,525,962
  QUEBEC PROVINCE
    6.500% 01/17/2006                                          1,200,000              1,330,892
    7.000% 01/30/2007                                             85,000                 97,322
                                                                                  -------------
                                                                                      4,853,302
                                                                                  -------------
    TOTAL CORPORATE NOTES & BONDS
     (COST OF $44,204,487)                                                           45,609,141
                                                                                  -------------

OTHER SECURITIZED LOANS (38.2%)
ASSET BACKED SECURITIES (21.3%)
  ABFS MORTGAGE LOAN TRUST
  SERIES 1997-2 CL. A5
    7.125% 01/15/2029                                            300,000                320,128

                 See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                            CMC SHORT TERM BOND FUND
                          A Portfolio of CMC Fund Trust
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                                AMOUNT                VALUE
                                                             -----------          -------------
OTHER SECURITIZED LOANS (CONTINUED)
ASSET BACKED SECURITIES (CONTINUED)
  ADVANTA MORTGAGE LOAN TRUST
  SERIES 1994-1 CL. A2
    6.300% 07/25/2025                                        $   139,624          $     143,169
  BEAR STEARNS ASSET BACKED SECURITIES TRUST
  SERIES 2002-AC3 CL. A2
    5.490% 06/25/2032                                            950,000                978,086
  CITYSCAPE HOME EQUITY LOAN TRUST
  SERIES 1996-3 CL. A8
    7.650% 09/25/2025                                          1,470,000              1,521,896
  SERIES 1997-B CL. A7
    7.410% 05/25/2028                                            355,867                385,036
  CITYSCAPE HOME LOAN OWNER TRUST
  SERIES 1997-3 CL. A5
    7.890% 07/25/2018                                            775,865                826,320
  SERIES 1997-4 CL. A4
    7.440% 10/25/2018                                            513,374                565,125
  CONTIMORTGAGE HOME EQUITY LOAN TRUST
  SERIES 1997-3 CL. A8
    7.580% 08/15/2028                                          1,400,000              1,459,551
  FIRSTPLUS HOME LOAN OWNER TRUST
  SERIES 1997-3 CL. A7
    7.220% 11/10/2020                                             33,374                 33,829
  GE CAPITAL MORTGAGE SERVICES, INC.
  SERIES 1995-HE1 CL. A6
    7.500% 09/25/2010                                             39,689                 39,664
  GREEN TREE FINANCIAL CORP.
  SERIES 1996-4 CL. A7
    7.900% 06/15/2027                                          1,208,504              1,335,916
  IMC HOME EQUITY LOAN TRUST
  SERIES 1995-3 CL. A5
    7.500% 04/25/2026                                          1,280,000              1,279,211
  SERIES 1997-3 CL. A6
    7.520% 08/20/2028                                            272,396                286,363
  KEYCORP STUDENT LOAN TRUST
  SERIES 1996-A CL. A2
    2.228% 08/27/2025(b)                                       2,239,151              2,245,875
  LEHMAN HOME EQUITY LOAN TRUST
  SERIES 1996-3 CL. A2
    2.032% 12/15/2027(b)                                         451,143                446,692
  MERIT SECURITIES CORP.
  SERIES 13 CL. A4
    7.880% 12/28/2033                                          1,215,000              1,270,947

                 See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                            CMC SHORT TERM BOND FUND
                          A Portfolio of CMC Fund Trust
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                                AMOUNT                VALUE
                                                             -----------          -------------
OTHER SECURITIZED LOANS (CONTINUED)
ASSET BACKED SECURITIES (CONTINUED)
  SLM STUDENT LOAN TRUST
  SERIES 1997-2 CL. A2
    2.178% 1/25/2010(b)                                      $ 3,438,400          $   3,472,251
  SERIES 1997-3 CL. A2
    2.218% 10/25/2010(b)                                       2,784,453              2,794,094
  SERIES 1997-4 CL. A2
    2.328% 10/25/2010(b)                                       1,330,000              1,341,778
  SERIES 1998-1 CL. A2
    2.338% 10/25/2011(b)                                       5,330,000              5,394,049
  SERIES 1998-2 CL. A2
    2.308% 1/25/2014(b)                                        3,180,000              3,204,128
  SOUTHERN PACIFIC SECURED ASSETS CORP.
  SERIES 1996-2 CL. A5
    7.690% 04/25/2025                                             14,114                 14,105
  UCFC HOME EQUITY LOAN TRUST
  SERIES 1998-D CL. AF7
    6.315% 04/15/2030                                            598,199                643,479
                                                                                  -------------
                                                                                     30,001,692
                                                                                  -------------

COLLATERALIZED MORTGAGE OBLIGATIONS (15.2%)
  CMC SECURITIES CORP. IV
  SERIES 1997-2 CL. 1A12
    7.250% 11/25/2027                                            768,823                781,220
  COUNTRYWIDE HOME LOANS
  SERIES 2002-16 CL. 1A1
    6.500% 09/25/2032                                          1,804,719              1,878,541
  FIRST NATIONWIDE TRUST
  SERIES 2000-1 CL. 2A3
    8.000% 10/25/2030                                            765,655                803,421
  NORWEST ASSET SECURITIES CORP.
  SERIES 1998-31 CL. A1
    6.250% 01/25/2014                                            600,675                620,129
  OCWEN RESIDENTIAL MBS CORP.
  SERIES 1998-R1 CL. A1
    7.000% 10/25/2040(c)                                         875,926                892,441
  PNC MORTGAGE SECURITIES CORP.
  SERIES 1998-12 CL. 4A5
    6.475% 01/25/2029                                            628,369                642,359
  SERIES 1999-5 CL. 2A6
    6.750% 07/25/2029                                            193,487                194,867

                 See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                            CMC SHORT TERM BOND FUND
                          A Portfolio of CMC Fund Trust
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                                AMOUNT                VALUE
                                                             -----------          -------------
OTHER SECURITIZED LOANS (CONTINUED)
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
  PNC MORTGAGE SECURITIES CORP.
  SERIES 1996-PR1 CL. A
    6.182% 4/28/2027(b)(c)                                   $   594,422          $     612,898
  RESIDENTIAL ASSET SECURITIZATION TRUST
  SERIES 1998-A3 CL. A
    6.500% 04/25/2013                                            988,354              1,016,745
  SERIES 1999-A1 CL. A1
    6.750% 03/25/2029                                            768,330                791,570
  SERIES 2002-A1 CL. A2
    5.350% 09/25/2026                                          3,000,000              3,074,780
  SERIES 2002-A1 CL. A4
    6.590% 01/25/2030                                          1,500,000              1,612,626
  SERIES 2002-A5 CL. A2
    5.820% 01/25/2027                                          2,490,000              2,567,339
  RESIDENTIAL FUNDING MORTGAGE SECURITIES I, INC.
  SERIES 1999-S25 CL. A1
    6.750% 12/25/2014                                            598,680                619,446
  SACO I, INC.
  SERIES 1997-2 CL. 1A5
    7.000% 08/25/2036(c)                                         920,000                975,023
  STRUCTURED ASSET SECURITIES CORP.
  SERIES 1999-1
    6.500% 03/25/2029                                            755,228                770,344
  SERIES 1999-ALS2 CL. A2
    6.750% 07/25/2029                                            763,956                783,419
  STRUCTURED ASSET MORTGAGE INVESTMENTS, INC.
  SERIES 2002-3
    6.750% 07/28/2028                                          1,944,221              2,085,445
  WASHINGTON MUTUAL MORTGAGE SECURITIES CORP.
  SERIES 2001-MS10 CL. 3A1
    6.500% 09/25/2031                                            673,993                682,604
                                                                                  -------------
                                                                                     21,405,217
                                                                                  -------------
COMMERCIAL MORTGAGE BACKED SECURITIES (1.7%)
  COMMERCIAL CAPITAL ACCESS ONE, INC.
  SERIES 3A CL. A2
    6.615% 11/15/2028(c)                                         510,000               569,518
  GMAC COMMERCIAL MORTGAGE ASSET CORP.
  SERIES 2001-FLAA CL. B1
    2.302% 6/15/2013(b)(c)                                     1,258,273             1,255,088

                 See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                            CMC SHORT TERM BOND FUND
                          A Portfolio of CMC Fund Trust
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                                AMOUNT                VALUE
                                                             -----------          -------------
OTHER SECURITIZED LOANS (CONTINUED)
COMMERCIAL MORTGAGE BACKED SECURITIES (CONTINUED)
  NOMURA ASSET SECURITIES CORP.
  SERIES 1996-MD5 CL. A1B
    7.120% 04/13/2039                                        $   530,000          $     590,832
                                                                                  -------------
                                                                                      2,415,438
                                                                                  -------------
    TOTAL OTHER SECURITIZED LOANS
     (COST OF $52,068,333)                                                           53,822,347
                                                                                  -------------

REPURCHASE AGREEMENT (4.7%)
    REPURCHASE AGREEMENT WITH STATE STREET
      BANK & TRUST, DATED 10/31/02, DUE 11/01/02 AT
      1.800%, COLLATERALIZED BY A U.S. TREASURY BILL
      MATURING 01/30/03, MARKET VALUE OF $6,757,860
      (REPURCHASE PROCEEDS $6,622,331)
      (COST OF $6,622,000)                                     6,622,000              6,622,000
                                                                                  -------------

    TOTAL INVESTMENTS (99.7%)
     (COST OF $136,550,448)(d)                                                      140,275,653

    OTHER ASSETS & LIABILITIES, NET (0.3%)                                              480,931
                                                                                  -------------

    NET ASSETS (100.0%)                                                           $ 140,756,584
                                                                                  =============

   NOTES TO SCHEDULE OF INVESTMENTS:

(a)  Security purchased on a delayed delivery basis.
(b)  Variable rate security - the rate reported is the current rate in effect.
(c) This security is exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October31, 2002, the value of these securities amounted to $7,173,599 or 5.1% of net assets.
(d) Cost for generally accepted accounting principles is $136,550,448. Cost for federal income tax purposes is $136,895,709. The difference between cost for generally accepted accounting principles and cost on a tax basis is related to timing differences and amortization/accretion tax elections on fixed-income securities. Realized losses have been deferred for tax purposes and cost adjusted accordingly.

                 See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                            CMC SHORT TERM BOND FUND
                          A Portfolio of CMC Fund Trust
                       STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
October 31, 2002

ASSETS:
  Investments at identified cost........................................    $   136,550,448
                                                                            ---------------
  Investments at value..................................................    $   140,275,653
  Cash..................................................................                999
  Receivable for:
    Investments sold....................................................         14,889,200
    Capital stock sold..................................................          2,003,300
    Interest............................................................          1,258,231
    Expense reimbursement due from investment adviser...................             42,245
  Receivable due from custodian.........................................            139,850
                                                                            ---------------
  Total assets..........................................................        158,609,478
                                                                            ---------------

LIABILITIES:
  Payable for:
    Investments purchased...............................................          8,959,323
    Investments purchased on a delayed delivery basis...................          8,833,878
    Dividends...........................................................              3,244
    Investment management fee...........................................             32,087
    Transfer agent fee..................................................              1,500
    Trustees' fee.......................................................              3,065
    Other liabilities...................................................             19,797
                                                                            ---------------
  Total liabilities.....................................................         17,852,894
                                                                            ---------------
NET ASSETS..............................................................    $   140,756,584
                                                                            ===============

NET ASSETS consist of:
  Paid-in capital.......................................................    $   142,094,308
  Overdistributed net investment income.................................           (339,254)
  Accumulated net realized loss.........................................         (4,723,675)
  Net unrealized appreciation on investments............................          3,725,205
                                                                            ---------------
NET ASSETS..............................................................    $   140,756,584
                                                                            ===============
Shares of capital stock outstanding.....................................         11,587,853
                                                                            ===============
Net asset value, offering and redemption price per share................    $         12.15
                                                                            ===============

                 See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                            CMC SHORT TERM BOND FUND
                          A Portfolio of CMC Fund Trust
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended October 31, 2002

NET INVESTMENT INCOME:
  Interest..............................................................    $     6,974,368
                                                                            ----------------

  Expenses:
    Investment management fees..........................................            350,367
    Custody fees........................................................             10,859
    Transfer agent fees.................................................             18,000
    Trustees' fees......................................................              3,582
    Other expenses......................................................             41,857
                                                                            ----------------
       Total expenses...................................................            424,665
    Expense reimbursement by investment adviser.........................            (72,236)
                                                                            ----------------
       Net expenses.....................................................            352,429
                                                                            ----------------
  Net investment income.................................................          6,621,939
                                                                            ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments......................................         (2,162,083)
  Net change in unrealized appreciation/depreciation on investments.....             67,269
                                                                            ----------------

  Net loss..............................................................         (2,094,814)
                                                                            ----------------

NET INCREASE RESULTING FROM OPERATIONS..................................    $     4,527,125
                                                                            ================

                 See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                            CMC SHORT TERM BOND FUND
                          A Portfolio of CMC Fund Trust
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED OCTOBER 31,
                                                                            ---------------------------------
                                                                                 2002               2001
                                                                            ---------------     -------------
Operations:
  Net investment income.................................................    $     6,621,939     $   5,181,142
  Net realized gain (loss) on investments...............................         (2,162,083)          988,510
  Net change in unrealized appreciation/depreciation on investments.....             67,269         3,767,046
                                                                            ---------------     -------------
  Net increase resulting from operations................................          4,527,125         9,936,698

Distributions to shareholders:
  From net investment income............................................         (7,115,313)       (5,181,142)

Net capital share transactions..........................................         53,553,765         2,226,463
                                                                            ---------------     -------------

Net increase in net assets..............................................         50,965,577         6,982,019

NET ASSETS:
Beginning of period.....................................................         89,791,007        82,808,988
                                                                            ---------------     -------------
End of period...........................................................    $   140,756,584     $  89,791,007
                                                                            ===============     =============
Overdistributed net investment income...................................    $      (339,254)    $          --
                                                                            ===============     =============

                 See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                            CMC SHORT TERM BOND FUND
                          A Portfolio of CMC Fund Trust
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES:

CMC Short Term Bond Fund (the "Fund") is a portfolio of CMC Fund Trust (the "Trust"), an open-end diversified investment company registered under the Investment Company Act of 1940, as amended. The Trust has established seven other portfolios, CMC Small Cap Fund, CMC International Stock Fund, CMC Small/Mid Cap Fund, CMC Strategic Equity Fund, CMC International Bond Fund, CMC Fixed Income Securities Fund, and CMC High Yield Fund, which are not included in these financial statements. CMC International Bond Fund is not yet operational. Each portfolio issues a separate series of the Trust's shares and maintains a separate investment portfolio. Following is a summary of significant accounting policies, in conformity with accounting principles generally accepted in the United States of America, which are consistently followed by the Fund in the preparation of its financial statements.

INVESTMENT VALUATION. Portfolio securities are valued based on market value as quoted by dealers who are market makers in these securities, by independent pricing services, or by the adviser using a methodology approved by the Board of Trustees. Investment securities with less than 60 days to maturity when purchased are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available will be valued at fair market value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

REPURCHASE AGREEMENTS. The Fund may engage in repurchase agreement transactions. The Fund, through the custodian, receives delivery of underlying securities collateralizing repurchase agreements. The Fund's investment adviser determines that the value of the underlying securities is at all times at least equal to the resale price. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

INVESTMENT TRANSACTIONS. Investment transactions are accounted for as of the date the investments are purchased or sold. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Securities purchased on a when-issued or forward-delivery basis may settle a month or more after trade date; interest income is not accrued until settlement date. It is the Fund's policy to segregate liquid assets with a current value at least equal to the amount of its when-issued purchase commitments until settlement date.

INVESTMENT INCOME AND EXPENSES. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis and the Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses incurred on behalf of the Trust and its underlying portfolios.

USE OF ESTIMATES. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends from net investment income are declared daily and paid monthly. Distributions from any net realized gains are generally declared and paid annually. Additional distributions of net investment income and capital gains for the Fund may be made at the discretion of the Board of Trustees. Distributions to shareholders are recorded on the ex-date.

FEDERAL INCOME TAXES. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all taxable net investment income and net realized gains to its shareholders in a manner that results in no tax to the Fund. Therefore, no federal income or excise tax provision is required.

--------------------------------------------------------------------------------
                            CMC SHORT TERM BOND FUND
                          A Portfolio of CMC Fund Trust
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

PREMIUM AND DISCOUNT AMORTIZATION. Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The cumulative effect of this accounting change did not impact total net assets of the Fund, but resulted in reclassifications as follows, based on securities held by the Fund on November 1, 2001:

                                            NET UNREALIZED
                               COST          APPRECIATION
                            ---------       --------------
                            $(55,061)           $55,061

The effect of this change, for the year ended October 31, 2002, was as follows:

                          NET INVESTMENT     NET REALIZED     NET UNREALIZED
                              INCOME             LOSS          APPRECIATION
                          --------------     ------------     --------------
                            $(493,374)         $209,181          $284,193

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change.

2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES:

The investment adviser of the Fund is Columbia Management Company ("CMC"). CMC is an indirect wholly-owned subsidiary of FleetBoston Financial Corporation ("Fleet"), a publicly owned multi-bank holding company registered under the Bank Holding Act of 1956.

Investment management fees are paid monthly to CMC by the Fund. The fees are based on an annual rate of 0.25% of average daily net assets.

In addition to the investment management fee, each shareholder pays to CMC an annual administrative services fee calculated as a percentage of the shareholder's assets in the Fund. The annual fee ranges between 0.05% and 0.20%, depending on the shareholder's size of the investment in the Fund.

For the year ended October 31, 2002, CMC has contractually agreed to reimburse ordinary expenses of the Fund, to the extent that these expenses, together with the Fund's advisory fee, exceed 0.25% of the Fund's average daily net assets.

Trustees' fees and expenses were paid directly by the Fund to trustees having no affiliation with the Fund other that their capacity as trustees. Other officers and trustees received no compensation from the Fund.

The transfer agent for the Fund is Liberty Fund Services, Inc. ("LFSI"), an indirect wholly-owned subsidiary of Fleet. LFSI is compensated based on a per account fee or minimum of $1,500 per month. Prior to October 18, 2002, Columbia Trust Company, an affiliate of CMC and an indirect wholly-owned subsidiary of Fleet, served as the Fund's transfer agent at the same monthly fee.

Effective July 1, 2002, Colonial Management Associates, Inc. ("CMA"), an affiliate of CMC, is responsible for providing pricing and bookkeeping services to the Fund under a Pricing, Bookkeeping and Fund Administration Agreement. Under a separate agreement (the "Outsourcing Agreement"), CMA has delegated certain of these functions to State Street Bank and Trust Company ("State Street"). CMA pays fees to State Street under the Outsourcing Agreement. The Fund is not charged a fee for these services.

--------------------------------------------------------------------------------
                            CMC SHORT TERM BOND FUND
                          A Portfolio of CMC Fund Trust
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

3. FEDERAL INCOME TAX:

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for deferral of losses from wash sales, discount accretion/premium amortization on debt securities, current year distribution payable and capital loss carryforwards. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended October 31, 2002, permanent items identified and reclassified among the components of net assets are as follows:

                          OVERDISTRIBUTED     ACCUMULATED
                          NET INVESTMENT     NET REALIZED      PAID-IN
                              INCOME             LOSS          CAPITAL
                          ---------------    ------------      -------
                              $209,181        $(209,181)         $--

Net investment income, net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions paid during the year was as follows:

                                 ORDINARY INCOME
                                 ---------------
                                   $7,115,313

As of October 31, 2002, the components of distributable earnings on a tax basis were as follows:

                           UNDISTRIBUTED
                             ORDINARY         UNREALIZED
                              INCOME         APPRECIATION*
                           -------------     -------------
                              $3,244          $3,379,944

* The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

--------------------------------------------------------------------------------
                            CMC SHORT TERM BOND FUND
                          A Portfolio of CMC Fund Trust
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The following capital loss carryforwards are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

                              YEAR OF        CAPITAL LOSS
                            EXPIRATION       CARRYFORWARD
                            ----------       ------------
                               2007           $  481,786
                               2008            1,870,624
                               2010            2,365,257
                                              ----------
                                              $4,717,667
                                              ----------

4. INVESTMENT TRANSACTIONS:

For federal income tax purposes, the net unrealized appreciation of investments at October 31, 2002, was $3,379,944 composed of gross appreciation of $3,768,712 and gross depreciation of $388,768.

During the year ended October 31, 2002, purchases, sales and maturities of long-term securities and net realized gains were as follows.

                                                  PURCHASES      SALES AND MATURITIES
                                                ------------     --------------------
Investment securities other than
  U.S Government obligations..............      $ 75,007,353          $ 62,315,579
U.S. Government obligations...............       121,631,508            94,476,576
                                                ------------          ------------
Total.....................................      $196,638,861          $156,792,155
                                                ------------          ------------

--------------------------------------------------------------------------------
                            CMC SHORT TERM BOND FUND
                          A Portfolio of CMC Fund Trust
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. CAPITAL STOCK ACTIVITY:

At October 31, 2002, there were 100 million shares of no par value capital stock authorized. Transactions of capital shares were as follows:

                                                                          YEAR ENDED
                                                            -------------------------------------
                                                            OCTOBER 31, 2002     OCTOBER 31, 2001
                                                            ----------------     ----------------
Shares:
  Shares sold...........................................           7,604,040            1,315,054
  Shares reinvested for dividends and distributions.....             574,008              428,341
                                                            ----------------     ----------------
                                                                   8,178,048            1,743,395
  Shares redeemed.......................................          (3,823,461)          (1,569,944)
                                                            ----------------     ----------------
  Net increase..........................................           4,354,587              173,451
                                                            ================     ================

Amounts:
  Sales.................................................    $     93,097,391     $     15,953,301
  Reinvestment of dividends and distributions...........           7,003,463            5,181,142
                                                            ----------------     ----------------
                                                                 100,100,854           21,134,443
  Less redemptions......................................         (46,547,089)         (18,907,980)
                                                            ----------------     ----------------
  Net increase..........................................    $     53,553,765     $      2,226,463
                                                            ================     ================

--------------------------------------------------------------------------------

                        Report of Independent Accountants
--------------------------------------------------------------------------------

TO THE TRUSTEES OF CMC FUND TRUST AND SHAREHOLDERS OF CMC SHORT TERM BOND FUND

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CMC Short Term Bond Fund (the "Fund"), one of the portfolios of CMC Fund Trust, at October 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for the period indicated in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as financial statements) are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Portland, Oregon


December 20, 2002

--------------------------------------------------------------------------------

                              Trustees and Officers
--------------------------------------------------------------------------------

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of CMC Fund Trust, the term of office and length of time served, their principal occupations during at least the past five years, the number of portfolios in fund complex overseen by each Trustee, and other directorships they hold are shown below. Each officer listed below serves as an officer of CMC Fund Trust. The Statement of Additional Information (SAI) contains additional information about the Trustees and is available without charge upon request by calling the fund's distributor at 800-345-6611.

                                                                                                 NUMBER OF
                                                                                               PORTFOLIOS IN
                                                    TERM OF OFFICE          PRINCIPAL              FUND             OTHER
                                   POSITION(S)            AND             OCCUPATION(S)           COMPLEX        DIRECTORSHIPS
                                    HELD WITH       LENGTH OF TIME        DURING PAST 5         OVERSEEN BY         HELD BY
NAME, ADDRESS AND AGE                 FUNDS            SERVED**             YEARS***         DIRECTOR/TRUSTEE    DIRECTOR****
-------------------------------  --------------  -------------------   ---------------------   -------------   ---------------
J. Jerry Inskeep, Jr.(1)*        Chairman and    Served for 37 Years   Chairman and                 23         None
1300 S.W. Sixth Avenue           Trustee                               President CMC Fund
Portland, OR 97201                                                     Trust and Columbia
(71 years old)                                                         Funds

Jeff B. Curtis*                  President and   Served for 3 Years    Executive Vice
1300 S.W. Sixth Avenue           Assistant                             President and Chief
Portland, OR 97201               Secretary                             Operating Officer of
(49 years old)                                                         the Adviser. Prior to
                                                                       his current
                                                                       positions, Mr. Curtis
                                                                       was President, Senior
                                                                       Vice President and
                                                                       General Counsel of
                                                                       the Adviser.

Myron G. Child*                  Vice President  Served for 3 Years    Vice President of
1300 S.W. Sixth Avenue                                                 Columbia Trust
Portland, OR 97201                                                     Company
(62 years old)

Kathleen M. Griffin*             Vice President  Served for 3 Years    Vice President of
1300 S.W. Sixth Avenue                                                 Columbia
Portland, OR 97201                                                     Financial Center
(43 years old)                                                         Incorporated

Jeffrey L. Lunzer*               Vice President  Served for 3 Years    Vice President of the
1300 S.W. Sixth Avenue                                                 Adviser. Prior to his
Portland, OR 97201                                                     current positions,
(41 years old)                                                         Mr. Lunzer was the
                                                                       Controller for the
                                                                       Funds. Before joining
                                                                       the Funds in 1998,
                                                                       Mr. Lunzer was
                                                                       Treasurer and Fund
                                                                       Officer of WM Group
                                                                       of Funds, a mutual
                                                                       fund company.

                                                                                                 NUMBER OF
                                                                                               PORTFOLIOS IN
                                                    TERM OF OFFICE          PRINCIPAL              FUND             OTHER
                                   POSITION(S)            AND             OCCUPATION(S)           COMPLEX        DIRECTORSHIPS
                                    HELD WITH       LENGTH OF TIME        DURING PAST 5         OVERSEEN BY         HELD BY
NAME, ADDRESS AND AGE                 FUNDS            SERVED**             YEARS***         DIRECTOR/TRUSTEE    DIRECTOR****
-------------------------------  --------------  -------------------   ---------------------   -------------   ---------------
Susan J. Woodworth*              Vice President  Served for 3 Years    Vice President of
1300 S.W. Sixth Avenue                                                 Columbia Trust
Portland, OR 97201                                                     Company
(50 years old)

Mark A. Wentzien*                Secretary       Served for 3 Years    Vice President of the
1300 S.W. Sixth Avenue                                                 Adviser. Prior to his
Portland, OR 97201                                                     current positions,
(42 years old)                                                         Mr. Wentzien was
                                                                       Associate Counsel of
                                                                       the Adviser.

-----------
   (1) Mr. Inskeep is deemed to be interested because he is affiliated with the Adviser.

--------------------------------------------------------------------------------

                              Disinterested Trustees
--------------------------------------------------------------------------------

                                                                                                 NUMBER OF
                                                                                               PORTFOLIOS IN
                                                    TERM OF OFFICE          PRINCIPAL              FUND               OTHER
                                   POSITION(S)            AND             OCCUPATION(S)           COMPLEX          DIRECTORSHIPS
                                    HELD WITH       LENGTH OF TIME        DURING PAST 5         OVERSEEN BY           HELD BY
NAME, ADDRESS AND AGE                 FUNDS            SERVED**             YEARS***             DIRECTOR          DIRECTOR****
-------------------------------  --------------  -------------------   ---------------------   -------------   ---------------------
James C. George                  Director        Served for 9 Years    Investment                   23         None
1001 S.W. 5th Avenue                                                   Consultant
Suite 1100
Portland, OR 97204
(70 years old)

Patrick J. Simpson               Director        Served for 3 Years    Lawyer, Perkins              23         None
1211 S.W. 5th Avenue                                                   Coie LLP
Suite 1500
Portland, OR 97204
(58 years old)

Richard L. Woolworth             Director        Served for 12 Years   Chairman/CEO,                23         The Regence Group,
100 S.W. Market St. #1500                                              The Regence Group                       Regence BlueCross
Portland, OR 97207                                                                                             BlueShield of Oregon;
(61 years old)                                                                                                 NW Natural, a natural
                                                                                                               gas service provider

----------
   * Interested person as defined by the 1940 Act.

  ** Each trustee serves for an indefinite term in accordance with the current
     Bylaws of the Trust until the date a trustee resigns, retires or is removed in accordance with the Bylaws of the Trust.

 *** All of the officers of the Funds are employees and officers of the Adviser and/or its affiliates. Only principal occupations are listed.

**** Each trustee is a director of the 15 Columbia Funds, each an open-end management investment company also advised by the Adviser.

                                 CMC FUND TRUST
                 1300 S.W. SIXTH AVENUE, PORTLAND, OREGON 97201


                                  - TRUSTEES -
                                 JAMES C. GEORGE
                              J. JERRY INSKEEP, JR.
                               PATRICK J. SIMPSON
                                RICHARD WOOLWORTH


                             - INVESTMENT ADVISOR -
                           COLUMBIA MANAGEMENT COMPANY
                             1300 S.W. SIXTH AVENUE
                             PORTLAND, OREGON 97201


                                - LEGAL COUNSEL -
                                 STOEL RIVES LLP
                        900 S.W. FIFTH AVENUE, SUITE 2300
                           PORTLAND, OREGON 97204-1268


                               - TRANSFER AGENT -
                          LIBERTY FUNDS SERVICES, INC.
                                  P.O. BOX 8081
                        BOSTON, MASSACHUSETTS 02266-8081







                                                926-02/660L-1002 (12/02) 02/2876




This information must be preceded or accompanied by a current prospectus. Please read it carefully before investing. The manager's views contained in this report are subject to change at any time, based on market and other considerations. Portfolio changes should not be considered recommendations for action by individual investors.

Funds distributed by Columbia Financial Center, Inc.

                                    [GRAPHIC]

                        [COLUMBIA MANAGEMENT GROUP LOGO]

                         A FLEETBOSTON FINANCIAL COMPANY


                            CMC STRATEGIC EQUITY FUND
                          A PORTFOLIO OF CMC FUND TRUST



                                  ANNUAL REPORT
                                OCTOBER 31, 2002


                                                     Not FDIC    May Lose Value
                                                     Insured   -----------------
Advised by Columbia Management Company                         No Bank Guarantee

                            CMC STRATEGIC EQUITY FUND
                          A Portfolio of CMC Fund Trust
                    MANAGEMENT DISCUSSION OF FUND PERFORMANCE

We are pleased to provide you with an investment review of the CMC Strategic Equity Fund. For the fiscal year ended October 31, 2002, the fund returned 0.53%. For the same period, the S&P 500 Index returned negative 15.10%.

Following another bruising year for stocks, the broader market ended in negative territory for the 12 months ending October 31, 2002, as a slowing economy, increasing geopolitical instability and weakening corporate profits all took a toll on investor confidence. Nevertheless, attention to careful sector and security analysis helped the fund eke out a slightly positive gain for the year, as well as outperform its benchmark.

During the first half of the year, economic recovery appeared to pick up steam as a result of a resilient consumer, strong auto sales and an uptick in inventory levels. Early in the year, we positioned the portfolio with a cyclical bias, concentrating investments in the semiconductor, retail, materials, basic industry and energy sectors. These companies did well as the economy gathered momentum in the first quarter of 2002, especially in the small- to mid-capitalization categories in which we were overweighted. Then, as prospects for sustainable economic growth began to weaken in April, we shifted the portfolio's bias from small- and mid-cap companies into larger companies with more predictable earnings, and from value-oriented to more growth-oriented opportunities. These moves benefited the fund in July, August and September. The fund also benefited when we cut back our exposure to international holdings once the dollar reached its weakest value relative to other currencies. (A weaker dollar makes foreign goods and services more expensive and therefore less competitive with domestic goods and services.)

Our outlook for the stock market is positive. In general, we believe that many companies have the potential for renewed earnings growth in the year ahead. We believe that the fund will continue to benefit from our strategy, which is to invest in industry leaders that are positioned to do well in a strengthening economy. In that vein, we have added to the fund's financial services position (especially brokerages), health care, and telecom and technology holdings and reduced our exposure to energy stocks.

The fund's top ten holdings (as a percentage of net assets) as of October 31, 2002 were:

         HOLDING                                         (%)
         3M Co.                                          1.3
         Samsung Electronics                             1.3
         Microsoft                                       1.3
         Unilever                                        1.1
         Wachovia                                        0.9
         American International Group                    0.9
         Everest Re Group                                0.8
         Abbott Laboratories                             0.8
         Northrop Grumman                                0.8
         Newell Rubbermaid                               0.8

We appreciate your continued confidence in the CMC Strategic Equity Fund.

The Columbia Investment Team
October 31, 2002

Past performance does not guarantee future investment results. Returns and value of an investment may vary, resulting in a gain or loss on sale. Total return performance is illustrated for the periods ended October 31, 2002.

An investment in CMC Strategic Equity Fund offers the potential for long-term growth, but also involves certain risks, including stock market fluctuations due to economic and business developments.

Because the fund is actively managed, there is no guarantee the fund will continue to maintain the top ten holdings breakdown listed. The fund's holdings breakdown may change as market conditions change.

[CHART]

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

[PLOT POINTS TO COME]

AVERAGE ANNUAL TOTAL RETURN (%), PERIOD ENDED OCTOBER 31, 2002

                                       1-YEAR      LIFE
CMC Strategic Equity Fund                0.53     -1.45
S&P 500 Index                          -15.10    -12.51
-------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURN (%), PERIOD ENDED SEPTEMBER 30, 2002

                                       1-YEAR      LIFE
CMC Strategic Equity Fund                 n/a     -3.76
S&P 500 Index                             n/a    -20.47
-------------------------------------------------------

The Fund's inception date is October 9, 2001 and index performance is from September 30, 2001.

Past performance does not guarantee future investment results. Returns and value of an investment may vary, resulting in a gain or loss on sale. The Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization US stocks.

Unlike the fund, an index is not an investment, does not incur fees or expenses and is not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

--------------------------------------------------------------------------------
                            CMC STRATEGIC EQUITY FUND
                          A Portfolio of CMC Fund Trust
                              FINANCIAL HIGHLIGHTS
              (For a Fund Share Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                                                                     YEAR ENDED          PERIOD ENDED
                                                                                     OCTOBER 31,          OCTOBER 31,
                                                                                        2002              2001 (a)(b)
                                                                                    -------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD............................................    $       10.10        $      10.00
                                                                                    -------------        ------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income........................................................             0.11(c)             0.00(d)
   Net realized and unrealized gain (loss) on investments.......................            (0.05)               0.10
                                                                                    -------------        ------------
      Total from investment operations..........................................             0.06                0.10
                                                                                    -------------        ------------

LESS DISTRIBUTIONS:
   Dividends from net investment income.........................................            (0.02)                  -
                                                                                    -------------        ------------

NET ASSET VALUE, END OF PERIOD..................................................    $       10.14        $      10.10
                                                                                    =============        ============

TOTAL RETURN (e)................................................................             0.53%               1.00%(f)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)........................................    $     188,179        $     36,942
Ratio of net expenses to average net assets (g).................................             0.40%               0.40%
Ratio of total expenses to average net assets (g)...............................             0.47%               1.20%
Ratio of net investment income to average net assets............................             1.01%               0.04%
Portfolio turnover rate.........................................................              172%                 14%(f)

(a)  The Fund commenced investment operations on October 9, 2001.
(b)  Ratios are annualized.
(c)  Per share data was calculated using average shares outstanding.
(d)  Rounds to less than $0.01 per share.
(e) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)  Not annualized.
(g) For the period ended October 31, 2001 through the year ending October 31, 2004, the investment adviser has contractually agreed to reimburse ordinary expenses of the Fund, to the extent that these expenses, together with the advisory fee, exceed 0.40% of the Fund's average daily net assets. Expenses do not include an administrative fee paid to the adviser by each shareholder which is calculated as 0.20% annually of the first $25 million of each shareholder's assets. There is no fee charged on shareholder assets in excess of $25 million.

                 See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                            CMC STRATEGIC EQUITY FUND
                          A Portfolio of CMC Fund Trust
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
OCTOBER 31, 2002

                                                                    SHARES         VALUE
                                                                   --------   --------------
COMMON STOCKS (83.5%)
CONSUMER DISCRETIONARY (12.9%)
   AUTO COMPONENTS (0.8%)
      MODINE MANUFACTURING CO.                                       42,350   $      740,701
      NOKIAN RENKAAT OYJ                                             23,000          708,373
                                                                              --------------
                                                                                   1,449,074
                                                                              --------------
   HOTELS, RESTAURANTS & LEISURE (0.6%)
      LA QUINTA CORP. (a)                                            52,950          233,510
      STARWOOD HOTELS & RESORTS WORLDWIDE, INC.                      40,000          932,000
                                                                              --------------
                                                                                   1,165,510
                                                                              --------------
   HOUSEHOLD DURABLES (1.4%)
      EKORNES ASA                                                    50,000          477,379
      NEWELL RUBBERMAID, INC.                                        47,500        1,539,950
      TUPPERWARE CORP.                                               31,800          513,252
                                                                              --------------
                                                                                   2,530,581
                                                                              --------------
   INTERNET & CATALOG RETAIL (0.5%)
      USA INTERACTIVE (a)                                            34,000          859,860
                                                                              --------------
   MEDIA (5.2%)
      AOL TIME WARNER, INC. (a)                                      75,815        1,118,271
      BELO CORP., CLASS A                                            21,200          489,720
      EMMIS COMMUNICATIONS CORP., CLASS A (a)                        35,000          763,700
      GEMSTAR-TV GUIDE INTERNATIONAL, INC. (a)                       52,950          191,150
      GENERAL MOTORS CORP., CLASS H (a)                              50,000          492,500
      LIBERTY CORP.                                                  14,850          550,192
      LIN TV CORP., CLASS A (a)                                      20,000          412,600
      MACROVISION CORP. (a)                                          30,000          387,000
      MEDIA GENERAL, INC., CLASS A                                   10,000          547,000
      METRO-GOLDWYN-MAYER, INC. (a)                                  50,000          640,000
      PIXAR, INC. (a)                                                25,000        1,275,750
      PULITZER, INC.                                                 17,500          813,750
      VIACOM, INC., CLASS B (a)                                      33,810        1,508,264
      WALT DISNEY CO.                                                40,000          668,000
                                                                              --------------
                                                                                   9,857,897
                                                                              --------------
   MULTI-LINE RETAIL (1.9%)
      DILLARD'S, INC., CLASS A                                       37,500          618,375
      DOLLAR GENERAL CORP.                                           54,000          753,840
      KOHL'S CORP. (a)                                               25,000        1,461,250
      SEARS, ROEBUCK & CO.                                           19,500          512,070
      STOCKMANN OYJ ABP, CLASS B                                     20,000          259,463
                                                                              --------------
                                                                                   3,604,998
                                                                              --------------
   SPECIALTY RETAIL (2.5%)
      BORDERS GROUP, INC. (a)                                        26,800          461,764
      CARMAX, INC. (a)                                               35,996          589,974
      CIRCUIT CITY STORES, INC. - CIRCUIT CITY GROUP                 34,075          337,683
      FRIEDMAN'S, INC., CLASS A                                      75,000          635,175
      HOLLYWOOD ENTERTAINMENT CORP. (a)                              13,400          263,444
      HOME DEPOT, INC.                                               40,610        1,172,817

                 See Accompanying Notes to Financial Statements.

                                        4

--------------------------------------------------------------------------------
                            CMC STRATEGIC EQUITY FUND
                          A Portfolio of CMC Fund Trust
                              SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                                    SHARES         VALUE
                                                                   --------   --------------
COMMON STOCKS (CONTINUED)
   SPECIALTY RETAIL (CONTINUED)
      TALBOTS, INC.                                                  21,200   $      587,664
      WILLIAMS-SONOMA, INC. (a)                                      30,000          714,000
                                                                              --------------
                                                                                   4,762,521
                                                                              --------------
CONSUMER STAPLES (5.4%)
   BEVERAGES (0.4%)
      HARBIN BREWERY GROUP LTD. (a)                                 500,000          134,631
      PEPSI BOTTLING GROUP, INC.                                     20,700          557,865
                                                                              --------------
                                                                                     692,496
                                                                              --------------
   FOOD & DRUG RETAILING (0.8%)
      LONGS DRUG STORES CORP                                         30,800          688,380
      UNITED NATURAL FOODS, INC. (a)                                 23,550          572,265
      WALGREEN CO.                                                   10,000          337,500
                                                                              --------------
                                                                                   1,598,145
                                                                              --------------
   FOOD PRODUCTS (3.0%)
      ARCHER-DANIELS-MIDLAND CO.                                     45,000          612,900
      CHIQUITA BRANDS INTERNATIONAL, INC. (a)                        52,950          648,108
      H.J. HEINZ CO.                                                 16,200          520,992
      HAIN CELESTIAL GROUP, INC. (a)                                 31,800          455,694
      HERSHEY FOODS CORP.                                            14,000          910,980
      UNILEVER NV, NY SHARES                                         32,500        2,080,325
      WIMM-BILL-DANN FOODS OJSC, ADR (a)                             20,000          399,400
                                                                              --------------
                                                                                   5,628,399
                                                                              --------------
   PERSONAL PRODUCTS (1.2%)
      ESTEE LAUDER COMPANIES, INC., CLASS A                          42,950        1,250,704
      GILLETTE CO.                                                   35,000        1,045,800
                                                                              --------------
                                                                                   2,296,504
                                                                              --------------
ENERGY (6.0%)
   ENERGY EQUIPMENT & SERVICES (2.4%)
      BJ SERVICES CO. (a)                                            20,000          606,600
      FMC TECHNOLOGIES, INC. (a)                                     26,800          495,800
      HELMERICH & PAYNE, INC.                                        30,000          849,300
      NEWPARK RESOURCES, INC. (a)                                    86,200          277,564
      ROWAN COS., INC.                                               33,150          675,928
      SCHLUMBERGER LTD.                                              23,550          944,591
      UNIVERSAL COMPRESSION HOLDINGS, INC. (a)                       36,800          713,920
                                                                              --------------
                                                                                   4,563,703
                                                                              --------------
   OIL & GAS (3.6%)
      ANADARKO PETROLEUM CORP.                                       31,300        1,394,102
      BURLINGTON RESOURCES, INC.                                     30,000        1,236,000
      CHESAPEAKE ENERGY CORP.                                        26,500          184,970
      CIMAREX ENERGY CO. (a)                                         15,943          253,494
      CONOCOPHILLIPS                                                 10,000          485,000
      ENCORE ACQUISITION CO. (a)                                     40,000          654,800
      FOREST OIL CORP.                                               20,900          521,455
      MARATHON OIL CORP.                                             30,000          627,588

                 See Accompanying Notes to Financial Statements.

                                        5

--------------------------------------------------------------------------------
                            CMC STRATEGIC EQUITY FUND
                          A Portfolio of CMC Fund Trust
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                                    SHARES         VALUE
                                                                   --------   --------------
COMMON STOCKS (CONTINUED)
   OIL & GAS (CONTINUED)
      PLAINS RESOURCES, INC. (a)                                     31,800   $      709,776
      UNOCAL CORP.                                                   21,200          585,968
                                                                              --------------
                                                                                   6,653,153
                                                                              --------------
FINANCIALS (12.4%)
   BANKS (3.6%)
      BANK OF NEW YORK CO., INC.                                     20,000          520,000
      BANK ONE CORP.                                                 30,170        1,163,657
      COLUMBIA BANKING SYSTEMS, INC. (a)                             37,550          448,722
      KOOKMIN BANK, ADR                                              23,620          764,107
      MELLON FINANCIAL CORP.                                         10,600          299,874
      PNC FINANCIAL SERVICES GROUP.                                  23,400          951,444
      U.S. BANCORP.                                                  40,000          843,600
      WACHOVIA CORP.                                                 50,100        1,742,979
                                                                              --------------
                                                                                   6,734,383
                                                                              --------------
   DIVERSIFIED FINANCIALS (2.2%)
      AMERICAN EXPRESS CO.                                           32,150        1,169,295
      CHARLES SCHWAB CORP.                                           75,000          688,500
      CITIGROUP, INC.                                                23,110          853,915
      J.P. MORGAN CHASE & CO.                                        26,550          550,912
      MERRILL LYNCH & CO., INC.                                      21,200          804,540
                                                                              --------------
                                                                                   4,067,162
                                                                              --------------
   INSURANCE (5.8%)
      ALLSTATE CORP.                                                 20,000          795,600
      AMERICAN INTERNATIONAL GROUP, INC.                             26,312        1,645,816
      BERKSHIRE HATHAWAY, INC., CLASS B (a)                             500        1,230,000
      CHUBB CORP.                                                    15,000          846,150
      EVEREST RE GROUP LTD.                                          27,500        1,595,550
      HARTFORD FINANCIAL SERVICES GROUP, INC.                        10,000          395,000
      JOHN HANCOCK FINANCIAL SERVICES, INC.                          31,800          931,740
      LINCOLN NATIONAL CORP.                                         30,000          915,300
      SAFECO CORP.                                                   21,200          753,872
      SCOTTISH ANNUITY & LIFE HOLDINGS LTD.                          26,500          468,785
      ST. PAUL COMPANIES, INC.                                       23,250          762,600
      UICI (a)                                                       45,250          659,745
                                                                              --------------
                                                                                  11,000,158
                                                                              --------------
   REAL ESTATE (0.8%)
      CRESCENT REAL ESTATE EQUITIES CO.                              26,500          390,875
      POST PROPERTIES, INC.                                          25,600          600,320
      PROLOGIS                                                       21,200          513,040
                                                                              --------------
                                                                                   1,504,235
                                                                              --------------
HEALTH CARE (13.2%)
   BIOTECHNOLOGY (1.5%)
      AMGEN, INC. (a)                                                10,000          465,600
      BIOGEN, INC. (a)                                               30,000        1,100,700
      CURAGEN CORP. (a)                                              79,450          301,115

                 See Accompanying Notes to Financial Statements.

                                        6

--------------------------------------------------------------------------------
                            CMC STRATEGIC EQUITY FUND
                          A Portfolio of CMC Fund Trust
                              SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                                    SHARES         VALUE
                                                                   --------   --------------
COMMON STOCKS (CONTINUED)
   BIOTECHNOLOGY (CONTINUED)
      MEDIMMUNE, INC. (a)                                            38,800   $      991,340
                                                                              --------------
                                                                                   2,858,755
                                                                              --------------
   HEALTH CARE EQUIPMENT & SUPPLIES (4.1%)
      APPLERA CORP. - APPLIED BIOSYSTEMS GROUP                       40,000          809,200
      BAUSCH & LOMB, INC.                                            34,450        1,071,395
      BAXTER INTERNATIONAL, INC.                                     35,000          875,700
      BECTON, DICKINSON & CO.                                        13,250          391,007
      BOSTON SCIENTIFIC CORP. (a)                                    37,350        1,405,480
      GUIDANT CORP. (a)                                              40,000        1,182,800
      MEDTRONIC, INC.                                                30,680        1,374,464
      PALL CORP.                                                     31,800          552,366
                                                                              --------------
                                                                                   7,662,412
                                                                              --------------
   HEALTH CARE PROVIDERS & SERVICES (1.9%)
      ANTHEM, INC. (a)                                               20,000        1,260,000
      CARDINAL HEALTH, INC.                                          18,700        1,294,227
      COMMUNITY HEALTH SYSTEMS, INC. (a)                             40,000          940,000
                                                                              --------------
                                                                                   3,494,227
                                                                              --------------
   PHARMACEUTICALS (5.7%)
      ABBOTT LABORATORIES                                            37,500        1,570,125
      BRISTOL-MYERS SQUIBB CO.                                       37,037          911,481
      ELAN CORP. PLC, ADR (a)                                        75,000          131,250
      ELI LILLY & CO.                                                25,000        1,387,500
      MYLAN LABORATORIES, INC                                        21,200          667,164
      NOVARTIS AG, ADR                                               40,000        1,517,600
      PFIZER, INC.                                                   30,760          977,245
      PHARMACIA CORP.                                                11,500          494,500
      SCHERING AG                                                    20,600          938,124
      SCHERING-PLOUGH CORP., ADR                                     27,600          589,260
      SEPRACOR, INC. (a)                                             30,000          261,000
      SHIRE PHARMACEUTICALS PLC, ADR (a)                             20,000          467,200
      WYETH                                                          26,200          877,700
                                                                              --------------
                                                                                  10,790,149
                                                                              --------------
INDUSTRIALS (10.0%)
   AEROSPACE & DEFENSE (1.6%)
      HONEYWELL INTERNATIONAL, INC.                                  25,050          599,697
      NORTHROP GRUMMAN CORP.                                         15,000        1,546,950
      RAYTHEON CO.                                                   31,500          929,250
                                                                              --------------
                                                                                   3,075,897
                                                                              --------------
   AIRLINES (0.3%)
      CONTINENTAL AIRLINES, INC., CLASS B (a)                        95,900          608,965
                                                                              --------------
   COMMERCIAL SERVICES & SUPPLIES (0.6%)
      CONVERGYS CORP. (a)                                            22,350          332,568
      IONICS, INC. (a)                                               31,800          722,814
                                                                              --------------
                                                                                   1,055,382
                                                                              --------------

                 See Accompanying Notes to Financial Statements.

                                        7

--------------------------------------------------------------------------------
                            CMC STRATEGIC EQUITY FUND
                          A Portfolio of CMC Fund Trust
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                                    SHARES         VALUE
                                                                   --------   --------------
COMMON STOCKS (CONTINUED)
   CONSTRUCTION & ENGINEERING (0.4%)
      FLUOR CORP.                                                    30,000   $      709,500
                                                                              --------------
   ELECTRICAL EQUIPMENT (0.9%)
      COOPER INDUSTRIES LTD., CLASS A                                20,000          629,800
      EMERSON ELECTRIC CO.                                           21,200        1,021,416
                                                                              --------------
                                                                                   1,651,216
                                                                              --------------
   INDUSTRIAL CONGLOMERATES (2.0%)
      3M CO.                                                         20,000        2,538,800
      GENERAL ELECTRIC CO.                                           27,400          691,850
      HYUNDAI MOTOR CO., GDR (b)                                     50,000          645,000
                                                                              --------------
                                                                                   3,875,650
                                                                              --------------
   MACHINERY (3.2%)
      CATERPILLAR, INC.                                              27,800        1,135,630
      EATON CORP.                                                    21,200        1,449,868
      FLOWSERVE CORP. (a)                                            50,000          586,000
      JLG INDUSTRIES, INC.                                           40,000          318,000
      JOY GLOBAL, INC. (a)                                           18,550          181,419
      SAUER-DANFOSS, INC.                                            50,550          374,070
      TEREX CORP.                                                    30,000          349,800
      TOMRA SYSTEMS ASA                                              87,500          641,268
      TRINITY INDUSTRIES, INC.                                       30,000          471,000
      VALMONT INDUSTRIES, INC.                                       20,000          504,000
                                                                              --------------
                                                                                   6,011,055
                                                                              --------------
   MARINE (0.5%)
      FINNLINES OYJ                                                  21,900          431,589
      STELMAR SHIPPING LTD. (a)                                      36,500          535,455
                                                                              --------------
                                                                                     967,044
                                                                              --------------
   ROAD & RAIL (0.5%)
      GRUPO TMM SA DE CV, ADR                                        85,700          576,761
      NORFOLK SOUTHERN CORP.                                         17,350          350,470
                                                                              --------------
                                                                                     927,231
                                                                              --------------
INFORMATION TECHNOLOGY (13.9%)
   COMMUNICATIONS EQUIPMENT (1.5%)
      CISCO SYSTEMS, INC. (a)                                        38,430          429,647
      COMVERSE TECHNOLOGY, INC. (a)                                  75,000          540,000
      MOTOROLA, INC.                                                 32,950          302,152
      NOKIA OYJ, ADR                                                 50,000          831,000
      TELLABS, INC. (a)                                             100,000          768,000
                                                                              --------------
                                                                                   2,870,799
                                                                              --------------
   COMPUTERS & PERIPHERALS (1.3%)
      EMC CORP.                                                      52,950          270,575
      INTERNATIONAL BUSINESS MACHINES CORP                           17,500        1,381,450
      SANDISK CORP. (a)                                              31,500          622,755
      SUN MICROSYSTEMS, INC. (a)                                     50,000          148,050
                                                                              --------------
                                                                                   2,422,830
                                                                              --------------

                 See Accompanying Notes to Financial Statements.

                                        8

--------------------------------------------------------------------------------
                            CMC STRATEGIC EQUITY FUND
                          A Portfolio of CMC Fund Trust
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                                    SHARES         VALUE
                                                                   --------   --------------
COMMON STOCKS (CONTINUED)
   ELECTRONIC EQUIPMENT & INSTRUMENTS (1.6%)
      CELESTICA, INC. (a)                                            40,000   $      552,000
      FLEXTRONICS INTERNATIONAL LTD. (a)                            100,000          836,000
      METHODE ELECTRONICS, INC., CLASS A                             83,000          762,770
      MILLIPORE CORP. (a)                                            26,500          901,265
                                                                              --------------
                                                                                   3,052,035
                                                                              --------------
   INFORMATION TECHNOLOGY CONSULTING & SERVICES (0.4%)
      IDX SYSTEMS CORP. (a)                                          47,500          739,100
                                                                              --------------
   INTERNET SOFTWARE & SERVICES (0.2%)
      YAHOO, INC. (a)                                                30,000          447,600
                                                                              --------------
   SEMICONDUCTOR EQUIPMENT & PRODUCTS (4.7%)
      ANALOG DEVICES, INC. (a)                                       31,800          852,240
      FEI CO. (a)                                                    42,350          679,718
      INTEL CORP                                                     57,250          990,425
      MICRON TECHNOLOGY, INC.                                        26,575          425,200
      MYKROLIS CORP. (a)                                             70,800          397,188
      NOVELLUS SYSTEMS, INC. (a)                                     16,200          511,920
      SAMSUNG ELECTRONICS CO., LTD., GDR (b)                         17,500        2,498,125
      TAIWAN SEMICONDUCTOR MANUFACTURING CO., LTD., ADR (a)          75,000          586,500
      TERADYNE, INC. (a)                                             75,000          908,250
      TEXAS INSTRUMENTS, INC.                                        59,650          946,049
                                                                              --------------
                                                                                   8,795,615
                                                                              --------------
   SOFTWARE (4.2%)
      ADOBE SYSTEMS, INC.                                            27,500          650,100
      BEA SYSTEMS, INC. (a)                                          43,200          349,445
      ELECTRONIC ARTS, INC. (a)                                      15,000          976,800
      JACK HENRY & ASSOCIATES, INC.                                  30,000          308,370
      MERCURY INTERACTIVE CORP. (a)                                  30,000          791,100
      MICROSOFT CORP. (a)                                            46,510        2,486,890
      ORACLE CORP. (a)                                               30,000          305,700
      SAP AG, ADR                                                    52,800        1,010,592
      SIEBEL SYSTEMS, INC. (a)                                       40,200          302,304
      VERITAS SOFTWARE CORP. (a)                                     43,700          666,425
                                                                              --------------
                                                                                   7,847,726
                                                                              --------------
MATERIALS (5.9%)
   CHEMICALS (2.1%)
      DOW CHEMICAL CO.                                               31,800          826,482
      H.B. FULLER CO.                                                21,200          603,564
      IMC GLOBAL, INC.                                               51,800          569,800
      OLIN CORP.                                                     20,000          325,200
      POTASH CORP. OF SASKATCHEWAN, INC.                             20,000        1,353,000
      SYNGENTA AG, ADR (a)                                           30,000          354,300
                                                                              --------------
                                                                                   4,032,346
                                                                              --------------

                 See Accompanying Notes to Financial Statements.

                                        9

--------------------------------------------------------------------------------
                            CMC STRATEGIC EQUITY FUND
                          A Portfolio of CMC Fund Trust
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                                    SHARES         VALUE
                                                                   --------   --------------
COMMON STOCKS (CONTINUED)
   CONSTRUCTION MATERIALS (0.1%)
      MARTIN MARIETTA MATERIALS, INC.                                10,200   $      283,968
                                                                              --------------
   CONTAINERS & PACKAGING (0.6%)
      TEMPLE-INLAND, INC.                                            26,500        1,087,030
                                                                              --------------
   METALS & MINING (1.8%)
      BARRICK GOLD CORP.                                             67,500        1,017,225
      CONSOL ENERGY, INC.                                            25,000          322,500
      INCO LTD. (a)                                                  40,000          764,000
      NEWMONT MINING CORP.                                           13,250          327,540
      NUCOR CORP.                                                    10,000          421,400
      UNITED STATES STEEL CORP.                                      40,000          514,000
                                                                              --------------
                                                                                   3,366,665
                                                                              --------------
   PAPER & FOREST PRODUCTS (1.3%)
      ABITIBI-CONSOLIDATED, INC.                                     52,950          336,233
      BOWATER, INC.                                                  10,900          369,401
      INTERNATIONAL PAPER CO.                                        11,500          401,695
      MEADWESTVACO CORP.                                             18,550          388,623
      SAPPI LTD., ADR                                                21,200          259,912
      WEYERHAEUSER CO.                                               15,000          679,500
                                                                              --------------
                                                                                   2,435,364
                                                                              --------------
TELECOMMUNICATION SERVICES (2.8%)
   DIVERSIFIED TELECOMMUNICATION SERVICES (2.0%)
      AT&T CORP. (a)(c)                                             263,000        1,512,250
      BELLSOUTH CORP.                                                30,000          784,500
      PT TELEKOMUNIKASI INDONESIA, ADR                               42,350          282,475
      QWEST COMMUNICATIONS INTERNATIONAL, INC.                      100,000          339,000
      SBC COMMUNICATIONS, INC.                                       37,500          962,250
                                                                              --------------
                                                                                   3,880,475
                                                                              --------------
   WIRELESS TELECOMMUNICATION SERVICES (0.8%)
      AT&T WIRELESS SERVICES, INC.                                   40,000          274,800
      MOBILE TELESYSTEMS, ADR                                        36,300        1,187,736
                                                                              --------------
                                                                                   1,462,536
                                                                              --------------
UTILITIES (1.0%)
   ELECTRIC UTILITIES (0.4%)
      TECO ENERGY, INC.                                              43,000          636,400
      XCEL ENERGY, INC.                                              21,200          220,480
                                                                              --------------
                                                                                     856,880
                                                                              --------------
   GAS UTILITIES (0.3%)
      EL PASO CORP.                                                  31,400          243,350
      NISOURCE, INC.                                                 15,900          262,668
                                                                              --------------
                                                                                     506,018
                                                                              --------------

                 See Accompanying Notes to Financial Statements.

                                       10

--------------------------------------------------------------------------------
                            CMC STRATEGIC EQUITY FUND
                          A Portfolio of CMC Fund Trust
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                                    SHARES         VALUE
                                                                   --------   --------------
COMMON STOCKS (CONTINUED)
   MULTI-UTILITIES & UNREGULATED POWER (0.3%)
      CENTERPOINT ENERGY, INC.                                       11,200   $       79,296
      DUKE ENERGY CORP.                                              22,000          450,780
                                                                              --------------
                                                                                     530,076
                                                                              --------------
      TOTAL COMMON STOCKS
      (COST OF $160,086,845)                                                     157,273,325
                                                                              --------------
PREFERRED STOCK (0.3%)

CONSUMER DISCRETIONARY (0.3%)
   MEDIA (0.3%)
      NEWS CORP., LTD., ADR
      (COST OF $601,103)                                             26,500          523,905
                                                                                ------------

                                                                   PAR
                                                               ------------
SHORT-TERM OBLIGATION (12.6%)
      REPURCHASE AGREEMENT WITH STATE STREET BANK & TRUST,
        DATED 10/31/02, DUE 11/01/02 AT 1.800 % COLLATERALIZED
        BY A U.S. TREASURY BILL MATURING 01/23/03 MARKET
        VALUE OF $ 24,135,230 (REPURCHASE PROCEEDS
        $23,659,183) (COST OF $23,658,000)                     $ 23,658,000       23,658,000
                                                                              --------------
      TOTAL INVESTMENTS (96.4%)
        (COST OF $184,345,948) (d)                                               181,455,230

      OTHER ASSETS & LIABILITIES, NET (3.6%)                                       6,723,916
                                                                              --------------

      NET ASSETS (100.0%)                                                     $  188,179,146
                                                                              ==============

                 See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                            CMC STRATEGIC EQUITY FUND
                          A Portfolio of CMC Fund Trust
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS:

(a)  Non-income producing.
(b) This security is exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2002, the value of these securities amounted to $3,143,125 or 1.7% of net assets.
(c)  Security purchased on a delayed delivery basis.
(d)  Cost for federal income tax purposes is $186,375,932.

               ACRONYM                            NAME
              ---------               -----------------------------
                 ADR                   AMERICAN DEPOSITARY RECEIPT
                 GDR                    GLOBAL DEPOSITARY RECEIPT

                 See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                            CMC STRATEGIC EQUITY FUND
                          A Portfolio of CMC Fund Trust
                       STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
October 31, 2002

ASSETS:
  Investments at identified cost................................................................     $   184,345,948
                                                                                                     ---------------
  Investments at value..........................................................................     $   157,797,230
  Repurchase agreement..........................................................................          23,658,000
  Cash..........................................................................................             585,857
  Receivable for:
     Investments sold...........................................................................           2,689,697
     Capital stock sold.........................................................................           9,339,065
     Dividends..................................................................................             146,085
     Interest...................................................................................               1,183
     Foreign tax reclaim........................................................................                  73
     Expense reimbursement due from investment adviser..........................................              44,249
                                                                                                     ---------------
  Total assets..................................................................................         194,261,439
                                                                                                     ---------------

LIABILITIES:
  Payable for:
     Investments purchased......................................................................           4,835,461
     Investments purchased on a delayed delivery basis..........................................           1,161,675
     Investment management fee..................................................................              63,287
     Transfer agent fee.........................................................................               1,500
     Trustees' fee..............................................................................               3,337
     Other liabilities..........................................................................              17,033
                                                                                                     ---------------
  Total liabilities.............................................................................           6,082,293
                                                                                                     ---------------
NET ASSETS......................................................................................     $   188,179,146
                                                                                                     ===============

NET ASSETS consist of:
  Paid-in capital...............................................................................     $   199,345,061
  Undistributed net investment income...........................................................           1,009,924
  Accumulated net realized loss.................................................................          (9,285,121)
  Net unrealized depreciation on investments....................................................          (2,890,718)
                                                                                                     ---------------
NET ASSETS......................................................................................     $   188,179,146
                                                                                                     ===============
Shares of capital stock outstanding.............................................................          18,551,554
                                                                                                     ===============
Net asset value, offering and redemption price per share........................................     $         10.14
                                                                                                     ===============

                 See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                           CMC STRATEGIC EQUITY FUND A
                           Portfolio of CMC Fund Trust
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended October 31, 2002

NET INVESTMENT INCOME:
   Income:
      Dividends.................................................................................     $     1,226,125
      Interest..................................................................................             278,939
      Foreign withholding tax on dividend income................................................              (5,827)
                                                                                                     ---------------
         Total income...........................................................................           1,499,237
                                                                                                     ---------------

   Expenses:
      Investment management fees................................................................             428,315
      Custody fees..............................................................................              26,399
      Transfer agent fees.......................................................................              18,000
      Trustees' fees............................................................................               3,337
      Other expenses............................................................................              22,622
                                                                                                     ---------------
         Total expenses.........................................................................             498,673
      Expense reimbursements by investment adviser..............................................             (70,358)
                                                                                                     ---------------
         Net expenses...........................................................................             428,315
                                                                                                     ---------------
   Net investment income........................................................................           1,070,922
                                                                                                     ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized loss on:
      Investments...............................................................................          (9,098,861)
      Foreign currency transactions.............................................................                (145)
                                                                                                     ---------------
        Net realized loss.......................................................................          (9,099,006)
                                                                                                     ---------------
   Net change in unrealized appreciation/depreciation on investments............................          (3,343,013)
                                                                                                     ---------------
  Net loss......................................................................................         (12,442,019)
                                                                                                     ---------------

NET DECREASE RESULTING FROM OPERATIONS..........................................................     $   (11,371,097)
                                                                                                     ===============

                 See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                            CMC STRATEGIC EQUITY FUND
                          A Portfolio of CMC Fund Trust
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                   YEAR ENDED           PERIOD ENDED
                                                                                OCTOBER 31, 2002     OCTOBER 31, 2001(a)
                                                                                ----------------    -------------------
Operations:
   Net investment income.....................................................   $      1,070,922     $          13,033
   Net realized loss on investments and foreign currency transactions........         (9,099,006)             (196,676)
   Net change in unrealized appreciation/depreciation on investments.........         (3,343,013)              452,295
                                                                                ----------------    -------------------
   Net increase (decrease) resulting from operations.........................        (11,371,097)              268,652

Distributions to shareholders:
   From net investment income................................................            (63,470)                    -
Net capital share transactions...............................................        162,672,129            36,672,932
                                                                                ----------------    -------------------
Net increase in net assets...................................................        151,237,562            36,941,584

NET ASSETS:
Beginning of period..........................................................         36,941,584                     -
                                                                                ----------------    -------------------
End of period................................................................   $    188,179,146     $      36,941,584
                                                                                ================    ===================
Undistributed net investment income..........................................   $      1,009,924     $          13,033
                                                                                ================    ===================

(a)  The Fund commenced investment operations on October 9, 2001.

                 See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                            CMC STRATEGIC EQUITY FUND
                          A Portfolio of CMC Fund Trust
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES:

CMC Strategic Equity Fund (the "Fund") is a portfolio of CMC Fund Trust (the "Trust"), an open-end diversified investment company registered under the Investment Company Act of 1940, as amended. The Trust has established seven other portfolios, CMC Small Cap Fund, CMC Small/Mid Cap Fund, CMC International Stock Fund, CMC Fixed Income Securities Fund, CMC High Yield Fund, CMC International Bond Fund, and CMC Short Term Bond Fund, which are not included in these financial statements. The CMC International Bond Fund is not yet operational. The CMC Strategic Equity Fund began operations on October 9, 2001. Each portfolio issues a separate series of the Trust's shares and maintains a separate investment portfolio. Following is a summary of significant accounting policies, in conformity with accounting principles generally accepted in the United States of America, which are consistently followed by the Fund in the preparation of its financial statements.

INVESTMENT VALUATION. Portfolio securities are valued based on the last sales prices reported by the principal securities exchanges on which the investments are traded or, in the absence of recorded sales, at the closing bid prices on such exchanges or over-the-counter markets. Investment securities with less than 60 days to maturity when purchased are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available will be valued at fair market value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

REPURCHASE AGREEMENTS. The Fund may engage in repurchase agreement transactions. The Fund, through its custodian, receives delivery of underlying securities collateralizing repurchase agreements. The Fund's investment adviser determines that the value of the underlying securities is at all times at least equal to the resale price. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

INVESTMENT TRANSACTIONS. Investment transactions are accounted for as of the date the investments are purchased or sold. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Securities purchased on a when-issued or forward-delivery basis may settle a month or more after trade date; interest income is not accrued until settlement date. It is the Fund's policy to segregate liquid assets with a current value at least equal to the amount of its when-issued purchase commitments until settlement date.

INVESTMENT INCOME AND EXPENSES. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis and the Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses incurred on behalf of the Trust and its underlying portfolios.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities of the Fund are translated into U.S. dollars at the daily rates of exchange on the valuation date. Purchases and sales of investment securities, dividend and interest income and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices on investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

USE OF ESTIMATES. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and

--------------------------------------------------------------------------------
                            CMC STRATEGIC EQUITY FUND
                          A Portfolio of CMC Fund Trust
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends from net investment income are declared and paid annually. Distributions from any net realized gains are generally declared and paid annually. Additional distributions of net investment income and capital gains for the Fund may be made at the discretion of the Board of Trustees in accordance with the requirements of the Internal Revenue Code. Distributions to shareholders are recorded on the ex-date.

FEDERAL INCOME TAXES. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all taxable net investment income and net realized gains to its shareholders in a manner that results in no tax to the Fund. Therefore, no federal income or excise tax provision is required.

2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES:

Columbia Management Company ("CMC") is the investment adviser of the Fund. CMC is an indirect wholly-owned subsidiary of FleetBoston Financial Corporation ("Fleet"), a publicly owned multi-bank holding company registered under the Bank Holding Company Act of 1956.

Investment management fees are paid monthly to CMC by the Fund. The fees are based on an annual rate of 0.40% of average daily net assets.

In addition to the investment management fee, each shareholder pays to CMC an annual administrative services fee calculated as a percentage of the shareholder's assets in the Fund. The annual fee is calculated as 0.20% annually of the first $25 million of each shareholder's assets. There is no fee charged on shareholder assets in excess of $25 million.

For the period ended October 31, 2001 through the year ending October 31, 2004, CMC has contractually agreed to reimburse ordinary expenses of the Fund, to the extent that these expenses together with the advisory fee, exceed 0.40% of the Fund's average daily net assets.

Trustees' fees and expenses are paid directly by the Fund to trustees having no affiliation with the Fund other than in their capacity as trustees. Other officers and trustees received no compensation from the Fund.

The transfer agent for the Fund is Liberty Fund Services, Inc. ("LFSI"), an indirect wholly-owned subsidiary of Fleet. LFSI is compensated based on a per account fee or minimum of $1,500 per month. Prior to October 18, 2002, Columbia Trust Company, an affiliate of CMC and an indirect wholly-owned subsidiary of Fleet, served as the Fund's transfer agent at the same monthly fee.

Effective July 1, 2002, Colonial Management Associates, Inc. ("CMA"), an affiliate of CMC, is responsible for providing pricing and bookkeeping services to the Fund under a Pricing, Bookkeeping and Fund Administration Agreement. Under a separate agreement (the "Outsourcing Agreement"), CMA has delegated certain of these functions to State Street Bank and Trust Company ("State Street"). CMA pays fees to State Street under the Outsourcing Agreement. The Fund is not charged a fee for these services.

--------------------------------------------------------------------------------
                            CMC STRATEGIC EQUITY FUND
                          A Portfolio of CMC Fund Trust
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

3. FEDERAL INCOME TAX:

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for deferral of losses from wash sales, real estate investment trust adjustments and capital loss carryforwards. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended October 31, 2002, permanent items identified and reclassified among the components of net assets are as follows:

                                 UNDISTRIBUTED           ACCUMULATED
                                NET INVESTMENT          NET REALIZED        PAID-IN
                                    INCOME                  LOSS            CAPITAL
                                --------------          ------------        -------
                                   $(10,561)              $10,561              $-

Net investment income, net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions paid during the year was as follows:

                                 ORDINARY INCOME
                                 ---------------
                                     $63,470

As of October 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                UNDISTRIBUTED
                                  ORDINARY           UNREALIZED
                                   INCOME           DEPRECIATION*
                                -------------       -------------
                                  $992,198          $(4,920,702)

* The difference between book-basis and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

The following capital loss carryforwards are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

                                  YEAR OF       CAPITAL LOSS
                                EXPIRATION      CARRYFORWARD
                                ----------      ------------
                                  2009           $  110,233
                                  2010            7,127,177
                                                ------------
                                                 $7,237,410
                                                ============

--------------------------------------------------------------------------------
                            CMC STRATEGIC EQUITY FUND
                          A Portfolio of CMC Fund Trust
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4. INVESTMENT TRANSACTIONS:

For federal income tax purposes, the net unrealized depreciation of investments at October 31, 2002 was $4,920,702 composed of gross appreciation of $9,475,355 and gross depreciation of $14,396,057.

For the year ended October 31, 2002, purchases and sales of long-term securities, excluding U.S. government securities, were $292,225,752 and $156,177,803, respectively.

5. CAPITAL STOCK ACTIVITY:

At October 31, 2002, the Fund had 100 million shares of no par value capital stock authorized. Transactions of capital shares were as follows:

                                                             YEAR ENDED           PERIOD ENDED
                                                          OCTOBER 31, 2002     OCTOBER 31, 2001(a)
                                                          ----------------     -------------------
SHARES:
  Shares sold .........................................         15,932,938              3,658,811
  Shares reinvested for dividends and distributions ...              5,562                      -
                                                          ----------------     -------------------
                                                                15,938,500              3,658,811
  Shares redeemed .....................................         (1,045,757)                     -
                                                          ----------------     -------------------
  Net increase ........................................         14,892,743              3,658,811
                                                          ================     ===================

AMOUNTS:
  Sales ...............................................   $    174,100,499     $       36,672,932(b)
  Reinvestment of dividends and distributions .........             63,245                     -
                                                          ----------------     -------------------
                                                               174,163,744             36,672,932
  Less redemptions ....................................        (11,491,615)                     -
                                                          ----------------     -------------------
  Net increase ........................................   $    162,672,129     $       36,672,932
                                                          ================     ===================

(a)  The Fund commenced investment operations on October 9, 2001.
(b)  Includes $20,915,802 of securities in an in-kind transfer.

--------------------------------------------------------------------------------

                        Report of Independent Accountants
--------------------------------------------------------------------------------

TO THE TRUSTEES OF CMC FUND TRUST AND SHAREHOLDERS OF CMC STRATEGIC EQUITY FUND

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CMC Strategic Equity Fund (the "Fund"), one of the portfolios of CMC Fund Trust, at October 31, 2002, and the results of its operations, changes in its net assets and financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as financial statements) are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Portland, Oregon

December 20, 2002

--------------------------------------------------------------------------------

                              Unaudited Information
--------------------------------------------------------------------------------

FEDERAL INCOME TAX INFORMATION:

Gross income derived from sources within foreign countries amounted to $7,403 (less than $0.01 per share) for the fiscal year ended October 31, 2002.

100% of the ordinary income distributed by the Fund, for the year ended October 31, 2002, qualifies for the corporate dividends received deduction.

--------------------------------------------------------------------------------

                              Officers and Trustees
--------------------------------------------------------------------------------

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of CMC Fund Trust, the term of office and length of time served, their principal occupations during at least the past five years, the number of portfolios in fund complex overseen by Trustee, and other directorships they hold are shown below. Each officer listed below serves as an officer of each CMC Fund Trust. The Statement of Additional Information (SAI) contains additional information about the Trustees and is available without charge upon request by calling the fund's distributor at 800-345-6611.

                                                                                                NUMBER OF
                                                                                              PORTFOLIOS IN
                                                    TERM OF OFFICE           PRINCIPAL            FUND             OTHER
                                  POSITION(S)             AND              OCCUPATION(S)         COMPLEX        DIRECTORSHIPS
                                   HELD WITH        LENGTH OF TIME         DURING PAST 5       OVERSEEN BY         HELD BY
NAME, ADDRESS AND AGE                FUNDS             SERVED**              YEARS***        DIRECTOR/TRUSTEE    DIRECTOR****
------------------------------   -------------   -------------------   ---------------------  -------------   -----------------
J. Jerry Inskeep, Jr.(1)*        Chairman and    Served for 37 Years   Chairman and                23         None
1300 S.W. Sixth Avenue           Trustee                               President CMC Fund
Portland, OR 97201                                                     Trust and Columbia
(71 years old)                                                         Funds

Jeff B. Curtis*                  President and   Served for 3 Years    Executive Vice
1300 S.W. Sixth Avenue           Assistant                             President and Chief
Portland, OR 97201               Secretary                             Operating Officer of
(49 years old)                                                         the Adviser. Prior
                                                                       to his current
                                                                       positions, Mr. Curtis
                                                                       was President, Senior
                                                                       Vice President and
                                                                       General Counsel of
                                                                       the Adviser.

Myron G. Child*                  Vice President  Served for 3 Years    Vice President of
1300 S.W. Sixth Avenue                                                 Columbia Trust
Portland, OR 97201                                                     Company
(62 years old)

Kathleen M. Griffin*             Vice President  Served for 3 Years    Vice President of
1300 S.W. Sixth Avenue                                                 Columbia
Portland, OR 97201                                                     Financial Center
(43 years old)                                                         Incorporated

Jeffrey L. Lunzer*               Vice President  Served for 3 Years    Vice President of the
1300 S.W. Sixth Avenue                                                 Adviser. Prior to his
Portland, OR 97201                                                     current positions,
(41 years old)                                                         Mr. Lunzer was the
                                                                       Controller for the
                                                                       Funds. Before joining
                                                                       the Funds in 1998,
                                                                       Mr. Lunzer was
                                                                       Treasurer and Fund
                                                                       Officer of WM Group
                                                                       of Funds, a mutual
                                                                       fund company.

Susan J. Woodworth*              Vice President  Served for 3 Years    Vice President of
1300 S.W. Sixth Avenue                                                 Columbia Trust
Portland, OR 97201                                                     Company
(50 years old)

Mark A. Wentzien*                Secretary       Served for 3 Years    Vice President of the
1300 S.W. Sixth Avenue                                                 Adviser. Prior to his
Portland, OR 97201                                                     current positions,
(42 years old)                                                         Mr. Wentzien was
                                                                       Associate Counsel of
                                                                       the Adviser.

----------
(1) Mr. Inskeep is deemed to be interested because he is affiliated with the Adviser.

--------------------------------------------------------------------------------

                               Disinterested Trustees
--------------------------------------------------------------------------------


                                                                                                NUMBER OF
                                                                                              PORTFOLIOS IN
                                                                                                  FUND
                                                    TERM OF OFFICE           PRINCIPAL           COMPLEX           OTHER
                                  POSITION(S)             AND              OCCUPATION(S)       OVERSEEN BY      DIRECTORSHIPS
                                   HELD WITH        LENGTH OF TIME         DURING PAST 5        DIRECTOR           HELD BY
NAME, ADDRESS AND AGE                FUNDS             SERVED**              YEARS***           /TRUSTEE         DIRECTOR****
------------------------------   -------------   -------------------   ---------------------  -------------   -----------------
James C. George                  Director        Served for 9 Years    Investment                  23         None
1001 S.W. 5th Avenue                                                   Consultant
Suite 1100
Portland, OR 97204
(70 years old)

Patrick J. Simpson               Director        Served for 3 Years    Lawyer, Perkins             23         None
1211 S.W. 5th Avenue                                                   Coie LLP
Suite 1500
Portland, OR 97204
(58 years old)

Richard L. Woolworth             Director        Served for 12 Years   Chairman/CEO,               23         The Regence Group,
100 S.W. Market St. #1500                                              The Regence Group                      Regence BlueCross
Portland, OR 97207                                                                                            BlueShield of Oregon;
(61 years old)                                                                                                NW Natural, a natural
                                                                                                              gas service provider

----------
   * Interested person as defined by the 1940 Act.

  ** Each trustee serves for an indefinite term in accordance with the current
     Bylaws of the Trust until the date a trustee resigns, retires or is removed in accordance with the Bylaws of the Trust.

 *** All of the officers of the Funds are employees and officers of the Adviser and/or its affiliates. Only principal occupations are listed.

**** Each trustee is a director of the 15 Columbia Funds, each an open-end management investment company also advised by the Adviser.

                                 CMC FUND TRUST
                 1300 S.W. SIXTH AVENUE, PORTLAND, OREGON 97201


                                  - TRUSTEES -
                                 JAMES C. GEORGE
                              J. JERRY INSKEEP, JR.
                               PATRICK J. SIMPSON
                                RICHARD WOOLWORTH


                             - INVESTMENT ADVISOR -
                           COLUMBIA MANAGEMENT COMPANY
                             1300 S.W. SIXTH AVENUE
                             PORTLAND, OREGON 97201


                                - LEGAL COUNSEL -
                                 STOEL RIVES LLP
                        900 S.W. FIFTH AVENUE, SUITE 2300
                           PORTLAND, OREGON 97204-1268


                               - TRANSFER AGENT -
                          LIBERTY FUNDS SERVICES, INC.
                                  P.O. BOX 8081
                        BOSTON, MASSACHUSETTS 02266-8081


                                                941-02/659L-1002 (12/02) 02/2874


This information must be preceded or accompanied by a current prospectus. Please read it carefully before investing. The manager's views contained in this report are subject to change at any time, based on market and other considerations. Portfolio changes should not be considered recommendations for action by individual investors.

Funds distributed by Columbia Financial Center, Inc.